UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	4/30/2018

Item 1 – Reports to Stockholders

PGIM GLOBAL TOTAL RETURN FUND

(Formerly known as Prudential Global Total Return Fund, Inc.)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Total Return Fund	3

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Total Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2018.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Global Total Return Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/18 (without sales charges)	Average Annual Total Returns as of 4/30/18 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.97	2.37	1.41	4.54	—
Class B	1.75	1.57	1.39	4.25	—
Class C	1.75	5.58	1.59	4.36	—
Class Z	2.24	7.58	2.62	5.30	—
Class R2	0.36**	N/A	N/A	N/A	N/A (12/27/17)
Class R4	0.44**	N/A	N/A	N/A	N/A (12/27/17)
Class R6***	2.25	7.59	2.81	N/A	3.79 (2/3/12)
Bloomberg Barclays Global Aggregate Bond Index
	1.20	4.09	0.89	2.60	—
Lipper Global Income Funds Average****
	0.61	3.18	0.99	3.17	—
Lipper Custom Global Income Funds Average****
	1.01	3.90	0.63	2.84	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

** Since inception.

***Formerly known as Class Q shares.

****The Lipper Custom Global Income Funds Average consists only of unhedged funds within Lipper’s Global Income Funds Universe and not the entire Global Income Funds Universe, although Lipper classifies the Fund in the Global Income Funds Performance Universe. The Lipper Custom Global Income Funds Average is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5/6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	1.00%	None	0.25%	None	None
Shareholder services fees	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

PGIM Global Total Return Fund	7

Your Fund’s Performance (continued)

Benchmark Definitions

Bloomberg Barclays Global Aggregate Bond Index—The Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes euro dollar and euro-yen corporate bonds, and Canadian government, agency and corporate securities. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.00%.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds universe for the periods noted. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.78%.

Lipper Custom Global Income Funds Average—The Lipper Custom Global Income Funds Average (Lipper Custom Average) consists only of unhedged funds within Lipper’s Global Income Funds universe and not the entire Global Income Funds universe, although Lipper classifies the Fund in the Global Income Funds Performance universe. The average annual total return for the Lipper Custom Average measured from the month-end closest to the inception date of the Fund’s Class R6 shares is 1.36%.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.10	1.92	1.82
Class B	0.08	1.26	0.49
Class C	0.08	1.26	1.19
Class Z	0.11	2.25	2.24
Class R2	0.07	1.78	–127.09
Class R4	0.07	2.03	–126.93
Class R6	0.11	2.31	2.31

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

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Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	27.9
AA	8.4
A	19.6
BBB	23.5
BB	8.6
B	6.7
CCC	0.2
Not Rated	5.0
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

PGIM Global Total Return Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,019.70	0.88%	$4.41
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class B	Actual	$1,000.00	$1,017.50	1.63%	$8.15
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class C	Actual	$1,000.00	$1,017.50	1.63%	$8.15
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual	$1,000.00	$1,022.40	0.63%	$3.16
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class R2	Actual**	$1,000.00	$1,003.60	1.08%	$3.68
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class R4	Actual**	$1,000.00	$1,004.40	0.83%	$2.83
	Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16
Class R6***	Actual	$1,000.00	$1,022.50	0.56%	$2.81
	Hypothetical	$1,000.00	$1,022.02	0.56%	$2.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

**“Actual” expenses are calculated using the 124 days in the period ended April 30, 2018 due to the class’ inception date of December 27, 2017.

***Formerly known as Class Q shares.

PGIM Global Total Return Fund	11

Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 96.7%

ASSET-BACKED SECURITIES 16.9%

Automobiles 0.4%
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A	4.580%		09/15/21		800	$801,053
Series 2017-1A, Class C, 144A	3.910		08/16/21		1,900	1,871,080
Series 2017-2A, Class D, 144A	3.420		10/15/24		700	689,303
Series 2017-2A, Class E, 144A	4.740		11/14/25		1,000	991,507
Santander Drive Auto Receivables Trust,
Series 2017-3, Class C	2.760		12/15/22		400	395,316
Series 2018-2, Class C	3.350		07/17/23		1,610	1,603,937

						6,352,196

Collateralized Loan Obligations 12.7%
Arbour CLO Ltd. (Ireland), Series 2018-3A, Class B1R, 144A	1.920	(cc)	03/15/29	EUR	4,000	4,822,306
Armada Euro CLO (Ireland),
Series 2018-2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760	(c)	11/15/31	EUR	5,500	6,623,525
Series 2018-2A, Class A3, 144A	1.500	(cc)	11/15/31	EUR	1,500	1,801,435
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.628	(c)	07/15/29		500	503,066
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.648	(c)	01/16/30		500	502,567
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.322	(c)	04/23/31		3,500	3,492,249
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.938	(c)	10/15/28		3,000	3,037,013
Battalion CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	3.533	(c)	10/17/26		1,350	1,351,221
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.695	(c)	07/18/30		2,000	2,014,121
Battalion CLO Ltd., Series 2018-12A, Class A, 144A^	—	(p)	05/17/31		15,000	15,000,000
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	07/15/29		1,250	1,257,516
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	10/15/30		750	752,588

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054	%(c)	01/17/28		4,000	$3,960,181
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	04/15/29		3,750	3,769,023
Carlyle CLO Ltd. (Cayman Islands), Series 2017-C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.383	(c)	04/30/31		15,000	15,000,000
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.310	(c)	04/17/31		9,000	8,995,190
Series 2018-1A, Class A1, 144A	—	(p)	04/20/31		12,500	12,500,000
Catamaran CLO (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.619	(c)	04/22/30		2,500	2,523,227
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.598	(c)	01/16/26		3,000	3,005,357
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.539	(c)	04/26/31		7,000	7,000,000
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.642	(c)	10/23/29		3,500	3,523,954
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.139	(c)	05/15/26		3,500	3,503,214
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324	(c)	04/25/31		6,250	6,247,300
Midocean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.536	(c)	02/20/31		2,000	2,002,469
Oakhill European Credit Partners (Ireland), Series 2017-6A, Class A2, 144A	1.150		01/20/32	EUR	3,000	3,618,521
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.608	(c)	07/15/30		750	758,744
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	3.433	(c)	04/17/31		5,500	5,499,945
Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.103	(c)	04/17/31		2,000	1,999,972
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/30/30		1,000	1,007,287
Series 2018-20A, Class A1, 144A	—	(p)	04/20/31		5,000	5,000,000
Series 2018-20A, Class A2, 144A^	—	(p)	04/20/31		3,000	3,000,000

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.192	%(c)	05/21/29		3,750	$3,768,287
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.629	(c)	07/20/30		1,750	1,761,068
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.722	(c)	12/20/28		2,000	2,010,000
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.603	(c)	10/17/30		2,000	2,012,307
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.599	(c)	07/20/30		500	502,844
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	4.019	(c)	10/20/28		1,000	1,005,972
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.579	(c)	10/20/30		500	503,612
St. Paul’s CLO DAC (Netherlands), Series 2017-7A, Class B2, 144A	2.400		04/30/30	EUR	1,000	1,208,733
TCW CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1A, 144A^	—	(p)	04/25/31		15,000	15,000,000
Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.653	(c)	07/17/26		1,000	1,001,375
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	4.059	(c)	07/20/28		2,000	2,006,779
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.659	(c)	07/20/27		5,188	5,184,069
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.748	(c)	07/15/27		5,000	5,004,210
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	4.060	(c)	10/25/28		3,000	3,007,518
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.680	(c)	07/25/29		2,500	2,516,983
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848	(c)	04/15/29		3,700	3,699,900
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.314	(c)	04/25/31		4,500	4,489,733
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.609	(c)	10/20/29		1,500	1,504,766

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands), (cont’d)
Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.881	%(c)	01/17/31	2,500	$2,510,434
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.512	(c)	01/22/31	5,000	5,029,476
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.718	(c)	07/15/29	4,250	4,281,142
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.638	(c)	04/15/30	750	760,521
Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.075	(c)	04/15/29	7,250	7,251,005

					210,092,725

Consumer Loans 1.4%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260		04/21/25	400	400,668
Series 2017-1A, Class B, 144A	3.770		12/22/25	700	693,875
Series 2017-2A, Class B, 144A	3.380		05/20/26	2,000	1,972,465
Series 2017-2A, Class C, 144A	4.330		05/20/26	700	691,635
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570		07/18/25	373	372,583
Series 2015-2A, Class C, 144A	4.320		07/18/25	2,100	2,094,374
Series 2016-1A, Class A, 144A	3.660		02/20/29	1,000	1,008,984
Series 2016-2A, Class A, 144A	4.100		03/20/28	857	862,428
Series 2017-1A, Class C, 144A	3.350		09/14/32	400	390,220
Oportun Funding IV LLC, Series 2016-C, Class A, 144A	3.280		11/08/21	1,350	1,349,581
Oportun Funding VI LLC, Series 2017-A, Class A, 144A	3.230		06/08/23	750	743,552
Oportun Funding VII LLC, Series 2017-B, Class A, 144A	3.220		10/10/23	2,600	2,561,982
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610		03/08/24	1,330	1,324,794
PNMAC GMSR Issuer Trust,
Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%	5.897	(c)	08/25/23	1,110	1,110,000
Series 2018-FT1, Class A, 144A, 1 Month LIBOR + 2.350%^	4.248	(c)	04/25/23	4,290	4,306,088
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	1,258	1,254,267

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160%		11/15/24	796	$795,718
Series 2017-AA, Class C, 144A	3.860		07/15/30	800	795,298

					22,728,512

Home Equity Loans 0.8%
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	2.857	(c)	04/25/35	681	683,742
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%	4.552	(c)	08/25/32	637	632,176
Series 2002-3, Class M3, 1 Month LIBOR + 2.850%	4.747	(c)	08/25/32	339	337,692
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	05/25/34	69	69,277
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	2.257	(c)	10/25/35	627	628,134
Asset-Backed Funding Certificates, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.597	(c)	06/25/34	883	861,143
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	03/25/34	186	186,160
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	2.697	(c)	05/25/34	262	264,210
CHEC Loan Trust, Series 2004-1, Class A3, 1 Month LIBOR + 1.000%	2.897	(c)	07/25/34	892	872,994
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.377	(c)	01/25/34	880	852,811
Home Equity Asset Trust, Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%	2.237	(c)	04/25/36	253	253,426
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	2.597	(c)	09/25/34	2,362	2,349,043
Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	2.797	(c)	04/25/34	2,146	2,118,777
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	3.097	(c)	08/25/35	90	90,699
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.947	(c)	09/25/33	173	171,366

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d)
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.767	%(c)	11/25/34	2,378	$2,370,122
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	2.877	(c)	02/25/33	245	239,905
New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	3.022	(c)	10/25/33	216	211,439
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	2.557	(c)	11/25/33	850	828,298
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	2.327	(c)	05/25/35	202	201,813

					14,223,227

Residential Mortgage-Backed Securities 0.9%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	2.857	(c)	09/25/34	138	138,776
Chase Funding Trust, Series 2003-4, Class 2A2, 1 Month LIBOR + 0.600%	2.497	(c)	05/25/33	1,027	1,000,961
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.247	(c)	10/25/37	1,527	1,540,106
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1, 1 Month LIBOR + 1.500%	3.397	(c)	03/25/33	128	128,035
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.037	(c)	12/26/46	1,711	1,765,137
Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%^	3.071	(c)	12/25/46	4,130	4,132,581
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.722	(c)	08/25/34	642	634,054
Fremont Home Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	2.572	(c)	02/25/34	371	371,803
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.767	(c)	05/25/34	726	726,786
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.517	(c)	08/25/33	853	848,533
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.752	(c)	07/25/34	168	167,901

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
New Century Home Equity Loan Trust, Series 2005-C, Class A2C, 1 Month LIBOR + 0.250%	2.147	%(c)	12/25/35		141	$141,151
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.422	(cc)	09/25/34		110	110,461
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%	3.322	(c)	04/25/33		434	432,973
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	2.847	(c)	08/25/33		1,935	1,887,409
Structured Asset Investment Loan Trust, Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	2.897	(c)	09/25/34		376	368,756
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		06/25/47		286	284,022
VOLT LXIII LLC, Series 2017-NP10, Class A1, 144A	3.000		10/25/47		1,305	1,293,488

						15,972,933

Student Loans 0.7%
Laurel Road Prime Student Loan Trust, Series 2018-A, Class A, 144A	3.651	(cc)	02/25/43		3,430	5,119,618
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.530	(c)	07/25/25		6,600	6,065,512

						11,185,130

TOTAL ASSET-BACKED SECURITIES (cost $278,846,695)						280,554,723

BANK LOANS 0.1%

Consumer Cyclical - Services 0.0%
OBOL France 3 SAS (France), Facility B, 3 Month EURIBOR + 3.250%	3.500	(c)	04/11/23	EUR	232	281,365

Hotels, Resorts & Cruise Lines 0.1%
Richmond Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.760	(c)	03/03/24	GBP	389	527,505

TOTAL BANK LOANS (cost $787,983)						808,870

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.1%
BANK,
Series 2017-BNK5, Class A3	3.020		06/15/60		3,600	3,460,251
Series 2017-BNK6, Class A3	3.125		07/15/60		4,400	4,277,966
Series 2017-BNK7, Class A4	3.175		09/15/60		5,000	4,814,271
Series 2017-BNK9, Class A3	3.279		11/15/54		3,000	2,895,582

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust,
Series 2018-B2, Class A3	3.544%		02/15/51	5,000	$4,977,184
Series 2018-B3, Class A3	3.746		04/10/51	7,200	7,222,509
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO	0.490	(cc)	05/10/47	27,500	692,656
Series 2016-GC37, Class XB, IO	0.853	(cc)	04/10/49	33,868	1,653,287
Series 2016-P4, Class XB, IO	1.506	(cc)	07/10/49	9,100	855,780
Series 2017-P8, Class A2	3.109		09/15/50	2,000	1,952,265
Series 2018-B2, Class A3	3.744		03/10/51	7,500	7,517,060
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO	2.051	(cc)	05/15/45	3,618	220,698
Series 2014-CR19, Class A3	3.530		08/10/47	1,000	1,001,997
Series 2014-UBS4, Class XB, IO, 144A	0.284	(cc)	08/10/47	50,000	638,545
Series 2015-CR24, Class A4	3.432		08/10/48	4,100	4,061,200
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095		04/15/51	2,250	2,302,651
DBJPM Mortgage Trust,
Series 2016-C3, Class A3	2.362		09/10/49	1,500	1,418,944
Series 2017-C6, Class A3	3.269		06/10/50	4,400	4,329,644
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36	3,000	2,711,333
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	(cc)	09/10/35	500	483,373
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	1.119	(cc)	01/25/20	18,796	256,202
Series K007, Class X1, IO	1.205	(cc)	04/25/20	25,237	414,876
Series K008, Class X1, IO	1.682	(cc)	06/25/20	11,514	302,834
Series K019, Class X1, IO	1.809	(cc)	03/25/22	9,835	523,625
Series K020, Class X1, IO	1.556	(cc)	05/25/22	10,968	513,582
Series K025, Class X1, IO	0.989	(cc)	10/25/22	19,448	627,499
Series K037, Class X1, IO	1.159	(cc)	01/25/24	10,883	502,714
Series K043, Class X1, IO	0.672	(cc)	12/25/24	12,363	382,447
Series K049, Class X1, IO	0.736	(cc)	07/25/25	41,639	1,526,045
Series K052, Class X1, IO	0.805	(cc)	11/25/25	12,530	510,652
Series K053, Class X1, IO	1.028	(cc)	12/25/25	46,054	2,630,800
Series K054, Class X1, IO	1.317	(cc)	01/25/26	31,287	2,332,989
Series K057, Class X1, IO	1.327	(cc)	07/25/26	26,326	2,092,931
Series K058, Class X1, IO	1.058	(cc)	08/25/26	41,803	2,684,120
Series K717, Class X1, IO	0.622	(cc)	09/25/21	11,426	161,639
Series Q001, Class XA, IO	2.291	(cc)	02/25/32	6,696	1,012,489
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.491	(cc)	04/10/47	30,000	739,791
Series 2014-GC22, Class XB, IO	0.409	(cc)	06/10/47	35,000	702,723
Series 2014-GC24, Class XB, IO	0.021	(cc)	09/10/47	83,262	90,606
Series 2014-GC26, Class XB, IO	0.445	(cc)	11/10/47	56,483	1,170,017
Series 2018-GS9, Class A3	3.727		03/10/51	7,000	7,011,917

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515%		03/15/49		1,500	$1,481,214
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A3	3.342		03/15/50		1,600	1,573,455
Series 2017-JP6, Class A3	3.109		07/15/50		4,600	4,491,932
Series 2017-JP7, Class A3	3.379		09/15/50		5,100	5,042,976
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO	0.948	(cc)	05/15/48		26,646	1,155,739
Series 2016-C31, Class A3	2.731		11/15/49		2,211	2,117,994
Morgan Stanley Capital I Trust,
Series 2016-UBS9, Class A2	2.982		03/15/49		1,200	1,177,649
Series 2017-H1, Class A3	3.153		06/15/50		4,500	4,397,186
UBS Commercial Mortgage Trust,
Series 2017-C4, Class A3	3.301		10/15/50		6,500	6,276,995
Series 2017-C6, Class A3	3.581		12/15/50		5,000	4,946,343
Series 2017-C7, Class A3	3.418		12/15/50		4,400	4,276,498
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.495	(cc)	05/10/63		4,575	206,760
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	1.096	(cc)	07/15/48		24,000	1,619,688
Series 2016-LC24, Class XB, IO	1.161	(cc)	10/15/49		20,910	1,520,255
Series 2017-C40, Class A3	3.317		10/15/50		2,600	2,523,629
Series 2018-C43, Class A3	3.746		03/15/51		8,350	8,339,318

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $137,576,289)						134,825,325

CORPORATE BONDS 10.1%

Airlines 0.0%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750		07/12/22		58	59,354
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates,
Series 2007-1, Class A	6.821		02/10/24		140	153,640
Series 2010-2, Class A	4.950		11/23/20		9	9,318
Series 2011-1, Class A	5.300		10/15/20		108	109,946
UAL, Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636		01/02/24		73	76,781

						409,039

Apparel 0.1%
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125		12/15/27	EUR	575	687,532
Sr. Urnsec’d. Notes, 144A	3.625		07/15/24	EUR	840	1,100,423

						1,787,955

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Manufacturers 0.5%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.815%		11/02/27		4,100	$3,814,598
Sr. Unsec’d. Notes	4.134		08/04/25		250	244,594
General Motors Financial Co., Inc.,
Gtd. Notes	3.200		07/06/21		370	365,421
Gtd. Notes	3.850		01/05/28		3,100	2,884,923
Gtd. Notes	3.950		04/13/24		250	245,365

						7,554,901

Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500		08/15/24	EUR	1,234	1,508,729
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875		04/01/24	EUR	450	573,307

						2,082,036

Banks 1.6%
Bank of America Corp.,
Series M, Jr. Sub. Notes	8.125		12/31/49		935	936,870
Sr. Unsec’d. Notes, 144A	3.419		12/20/28		2,789	2,619,040
Sr. Unsec’d. Notes, GMTN	3.593		07/21/28		1,780	1,695,717
Citigroup, Inc.,
Series P, Jr. Sub. Notes	5.950		12/31/49		700	708,750
Sr. Unsec’d. Notes	2.750		04/25/22		600	583,274
Sub. Notes	4.400		06/10/25		3,000	2,997,157
Goldman Sachs Group, Inc. (The),
Series L, Jr. Sub. Notes	5.700		12/31/49		2,120	2,167,700
Series M, Jr. Sub. Notes	5.375		12/31/49		700	715,750
Sr. Unsec’d. Notes	3.500		01/23/25		1,500	1,449,611
JPMorgan Chase & Co.,
Series I, Jr. Sub. Notes, 3 Month LIBOR + 3.470%	5.829	(c)	12/31/49		450	453,375
Series V, Jr. Sub. Notes	5.000		12/31/49		1,000	1,014,000
Series X, Jr. Sub. Notes	6.100		12/31/49		1,980	2,051,775
Series Z, Jr. Sub. Notes	5.300		12/31/49		1,410	1,448,916
Sr. Unsec’d. Notes	3.509		01/23/29		3,200	3,031,114
Morgan Stanley,
Series H, Jr. Sub. Notes	5.450		12/31/49		1,415	1,437,994
Sr. Unsec’d. Notes, GMTN	1.375		10/27/26	EUR	2,200	2,612,075

						25,923,118

Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	2.600		08/19/26		600	540,180
Baxalta, Inc., Gtd. Notes	4.000		06/23/25		1,000	979,577
Celgene Corp., Sr. Unsec’d. Notes	3.450		11/15/27		3,345	3,131,787

						4,651,544

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Building Materials 0.0%
Owens Corning, Gtd. Notes	4.200%	12/15/22		270	$274,649

Chemicals 0.8%
CF Industries, Inc.,
Gtd. Notes(a)	3.450	06/01/23		600	570,000
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	6,458,479
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		152	238,239
LYB International Finance II BV, Gtd. Notes	3.500	03/02/27		5,900	5,594,488
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		600	582,110

					13,443,316

Commercial Services 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	242,500
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		715	677,462
Gtd. Notes	5.500	05/15/27		500	497,500

					1,417,462

Computers 0.1%
DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		1,000	993,352

Diversified Financial Services 0.1%
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19		125	129,101
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875	05/02/18		100	3,310
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21		1,190	1,182,589

					1,315,000

Electric 0.8%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25		4,000	3,670,400
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	505	628,132
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19		346	356,380
NRG Energy, Inc., Gtd. Notes	6.625	01/15/27		1,425	1,465,969
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500	06/15/25		2,788	2,685,470
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950	05/15/18		50	50,095
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		350	368,813
Gtd. Notes	7.625	11/01/24		1,850	1,988,750
Gtd. Notes, 144A	8.125	01/30/26		2,250	2,466,562

					13,680,571

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electronics 0.0%
Jabil, Inc., Sr. Unsec’d. Notes(a)	4.700%	09/15/22		655	$671,965

Entertainment 0.2%
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		1,000	987,500
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A	5.000	08/01/18		1,000	1,000,200
Scientific Games International, Inc., Gtd. Notes	10.000	12/01/22		750	808,350
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	200	253,571

					3,049,621

Foods 0.2%
Darling Global Finance BV, Gtd. Notes	4.750	05/30/22	EUR	800	990,327
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		2,000	1,815,658

					2,805,985

Forest Products & Paper 0.0%
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	97,751

Healthcare-Products 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	950	1,177,607

Healthcare-Services 0.4%
Anthem, Inc., Sr. Unsec’d. Notes	4.101	03/01/28		1,005	985,417
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22		1,000	542,800
Gtd. Notes(a)	7.125	07/15/20		600	474,000
Sr. Sec’d. Notes(a)	5.125	08/01/21		75	69,094
HCA, Inc., Sr. Sec’d. Notes	6.500	02/15/20		750	783,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125	04/01/22		3,000	3,123,750

					5,978,811

Home Builders 0.1%
KB Home, Gtd. Notes(a)	7.500	09/15/22		1,000	1,097,500
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		800	819,000

					1,916,500

Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	822,658

Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		1,300	1,276,502

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance 0.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		30	$31,830
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,527,816
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	6.500	03/15/35		90	108,140
Sr. Unsec’d. Notes	2.750	05/04/26	EUR	1,000	1,291,897

					3,959,683

Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	1,300	1,559,969

Lodging 0.0%
MGM Resorts International, Gtd. Notes	6.625	12/15/21		500	535,000

Media 1.0%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37		415	511,734
Gtd. Notes	6.900	08/15/39		60	80,108
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	973,700
Sr. Unsec’d. Notes, 144A	5.875	04/01/24		380	385,282
Sr. Unsec’d. Notes, 144A	5.875	05/01/27		675	659,813
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		700	691,985
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		800	792,000
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		2,275	2,306,281
Comcast Corp., Gtd. Notes(a)	3.150	02/15/28		2,000	1,868,145
Discovery Communications LLC,
Gtd. Notes	2.500	09/20/24	GBP	1,200	1,627,182
Gtd. Notes	3.450	03/15/25		2,500	2,388,636
Gtd. Notes(a)	3.950	03/20/28		1,415	1,344,065
DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	2,728,125
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30		500	537,500
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750	02/14/19		300	313,197
Time Warner, Inc., Gtd. Notes	3.800	02/15/27		85	82,252

					17,290,005

Miscellaneous Manufacturing 0.1%
Actuant Corp., Gtd. Notes	5.625	06/15/22		400	405,000
General Electric Co., Sr. Unsec’d. Notes	2.125	05/17/37	EUR	1,600	1,803,908
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	211,062

					2,419,970

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Office & Business Equipment 0.0%
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23		460	$445,835

Oil & Gas 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	41,530
CNX Resources Corp., Gtd. Notes	8.000	04/01/23		950	999,875

					1,041,405

Oil & Gas Services 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000	12/21/25		2,000	2,001,826

Packaging & Containers 0.1%
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	300	409,702
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		140	145,950
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375	09/01/19		450	474,502
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		175	177,239

					1,207,393

Pharmaceuticals 0.6%
Allergan Funding SCS,
Gtd. Notes	0.500	06/01/21	EUR	600	725,378
Gtd. Notes	3.800	03/15/25		2,000	1,922,075
Catalent Pharma Solutions, Inc.,
Gtd. Notes	4.750	12/15/24	EUR	400	506,926
Gtd. Notes, 144A	4.750	12/15/24	EUR	350	443,560
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		1,630	1,612,300
Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22		3,000	2,894,672
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,200	2,005,173

					10,110,084

Pipelines 0.9%
Enterprise Products Operating LLC, Gtd. Notes(a)	3.950	02/15/27		3,000	2,987,975
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	1,993,054
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	495,499
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,951,464
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,073,310
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605	02/15/25		2,000	1,936,547
Williams Partners LP,
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	1,881,528
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,458,061

					14,777,438

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 0.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24		2,000	$1,927,258
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,099,972

					4,027,230

Retail 0.3%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		750	690,000
L Brands, Inc., Gtd. Notes(a)	5.250	02/01/28		1,630	1,526,087
PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		675	484,313
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		1,500	1,466,250

					4,166,650

Semiconductors 0.0%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		315	327,600

Software 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	0.400	01/15/21	EUR	1,300	1,571,145
Sr. Unsec’d. Notes	1.100	07/15/24	EUR	2,300	2,751,662
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		1,130	1,182,409
IQVIA, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	920	1,149,358

					6,654,574

Telecommunications 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/14/37	GBP	1,000	1,390,758
Sr. Unsec’d. Notes	5.250	03/01/37		70	71,533
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		2,800	3,207,750
Sprint Corp., Gtd. Notes(a)	7.625	02/15/25		300	315,750

					4,985,791

Transportation 0.1%
Norfolk Southern Corp.,
Sr. Unsec’d. Notes, 144A	3.942	11/01/47		232	217,567
Sr. Unsec’d. Notes, 144A	4.050	08/15/52		165	154,608
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22		706	728,945

					1,101,120

TOTAL CORPORATE BONDS (cost $169,656,903)					167,941,916

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS 57.4%

Argentina 1.3%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	2.260	%(cc)	12/31/38	EUR	1,000	$827,446
Sr. Unsec’d. Notes	3.375		10/12/20	CHF	3,860	4,009,765
Sr. Unsec’d. Notes(d)	4.330		12/31/33	JPY	519,215	4,442,867
Sr. Unsec’d. Notes(a)	5.250		01/15/28	EUR	2,540	2,982,949
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	1,238	1,647,026
Sr. Unsec’d. Notes	7.820		12/31/33	EUR	2,064	2,729,973
Unsec’d. Notes	5.000		01/15/27	EUR	3,000	3,518,965
Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375		01/20/23	EUR	1,100	1,374,816

						21,533,807

Australia 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes	3.000		03/21/47	AUD	2,400	1,705,845
Sr. Unsec’d. Notes	4.250		04/21/26	AUD	600	501,775
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000		08/20/24	AUD	200	169,857

						2,377,477

Austria 0.3%
Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000		12/20/24	CAD	3,500	3,056,922
Sr. Unsec’d. Notes, 144A, MTN	5.375		12/01/34	CAD	1,440	1,395,595

						4,452,517

Belgium 0.4%
Belgium Government Bond,
Sr. Unsec’d. Notes, 144A	0.800		06/22/27	EUR	680	828,712
Sr. Unsec’d. Notes, 144A	0.800		06/22/28	EUR	1,340	1,615,175
Belgium Government International Bond,
Sr. Unsec’d. Notes	9.375		02/21/20	GBP	2,302	3,630,623
Unsec’d. Notes, 144A	8.875		12/01/24		750	974,505
Unsec’d. Notes, EMTN	5.700		05/28/32	GBP	150	290,708

						7,339,723

Brazil 2.0%
Brazil Minas SPE via State of Minas Gerais, Sec’d. Notes	5.333		02/15/28		13,190	13,124,050
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875		04/01/21	EUR	7,028	8,997,324
Brazilian Loan Trust I, First Lien	5.477		07/24/23		8,635	8,885,718

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Brazil (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750%	06/15/25		545	$512,136
Gtd. Notes, 144A	7.250	06/01/21		190	191,425
Petrobras Global Finance BV, Gtd. Notes	4.250	10/02/23	EUR	1,400	1,843,309

					33,553,962

Bulgaria 0.8%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	2.950	09/03/24	EUR	6,765	9,238,548
Unsec’d. Notes, GMTN	2.000	03/26/22	EUR	600	775,278
Unsec’d. Notes, GMTN	2.625	03/26/27	EUR	1,000	1,328,310
Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	1,100	1,432,634

					12,774,770

Canada 1.6%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42		35	37,510
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41		45	50,730
Barrick PD Australia Finance Pty. Ltd., Gtd. Notes	5.950	10/15/39		50	57,524
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500	12/01/24		3,000	3,157,500
Canadian Government Bond,
Unsec’d. Notes	1.750	09/01/19	CAD	600	467,130
Unsec’d. Notes	4.000	06/01/41	CAD	650	648,461
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes	3.850	06/01/27		3,000	2,902,082
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500	05/15/18		77	77,110
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250	04/15/27		3,500	3,365,399
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,583,286
City of Vancouver, Unsec’d. Notes	4.500	06/01/20	CAD	200	162,989
Hydro-Quebec, Local Gov’t.
Gtd. Notes	8.400	01/15/22		72	83,809
Gtd. Notes	8.625	06/15/29		600	847,029
Gtd. Notes	9.400	02/01/21		730	848,631
Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,481,920
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450	06/01/20	CAD	2,100	1,711,403
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,380,277
Sr. Unsec’d. Notes	6.125	01/15/41		25	29,192
Ontario Teachers’ Finance Trust, Local Gov’t.
Gtd. Notes, 144A	2.125	09/19/22		1,250	1,197,559
Gtd. Notes, 144A	2.750	04/16/21		500	496,672
Province of British Columbia,
Unsec’d. Notes	3.200	06/18/44	CAD	200	158,692
Unsec’d. Notes	7.875	11/30/23	CAD	2,122	2,049,487

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Canada (cont’d.)
Province of Manitoba,
Unsec’d. Notes	2.550%	06/02/26	CAD	250	$189,507
Unsec’d. Notes	8.800	01/15/20		360	394,233
Province of Nova Scotia, Sr. Unsec’d. Notes	8.250	11/15/19		10	10,761
Province of Ontario, Sr. Unsec’d. Notes	2.250	05/18/22		500	482,910
Province of Quebec,
Unsec’d. Notes	7.125	02/09/24		1,139	1,356,651
Unsec’d. Notes, MTN	6.350	01/30/26		500	581,308
Unsec’d. Notes, MTN	7.140	02/27/26		430	519,972

					26,329,734

Cayman Islands 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950	11/24/19		2,150	2,268,250

Chile 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.625	01/30/25	EUR	100	125,421
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	301,735
Sr. Unsec’d. Notes	1.875	05/27/30	EUR	400	497,289

					924,445

China 0.1%
China Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,207,712
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	491,576

					1,699,288

Colombia 1.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	997,500
Sr. Unsec’d. Notes	8.375	02/15/27		2,395	2,778,200
Sr. Unsec’d. Notes	10.375	01/28/33		1,300	2,034,500
Sr. Unsec’d. Notes	11.750	02/25/20		1,715	1,964,532
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	7,398	10,238,148

					18,012,880

Costa Rica 0.1%
Costa Rica Government International Bond, Unsec’d. Notes	4.370	05/22/19		1,200	1,200,540

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Croatia 0.3%
Croatia Government International Bond,
Sr. Unsec’d. Notes	3.875%	05/30/22	EUR	3,000	$4,028,910
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,060,510
Sr. Unsec’d. Notes	6.375	03/24/21		500	536,500

					5,625,920

Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	12,755	16,940,126
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	4,944	6,762,036
Sr. Unsec’d. Notes, EMTN	4.750	06/25/19	EUR	500	635,015
Unsec’d. Notes, EMTN	3.875	05/06/22	EUR	4,500	5,974,655

					30,311,832

Denmark 0.1%
Denmark Government Bond,
Unsec’d. Notes	1.750	11/15/25	DKK	3,520	631,748
Unsec’d. Notes	3.000	11/15/21	DKK	3,000	543,201
Unsec’d. Notes	4.500	11/15/39	DKK	1,800	485,721

					1,660,670

Dominican Republic 0.3%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		4,000	4,226,000

Egypt 0.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	4.750	04/16/26	EUR	700	842,737
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,841,423

					2,684,160

Finland 0.0%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	733,873

France 3.0%
Agence Francaise de Developpement, Sr. Unsec’d. Notes	1.625	01/21/20		2,000	1,960,356
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A(a)	3.375	01/09/25		4,800	4,594,874
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	11,566

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

France (cont’d.)
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450%	10/26/18	CAD	700	$552,162
Credit Agricole Assurances SA, Sub. Notes	4.250	12/31/49	EUR	2,000	2,603,975
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes	2.250	02/18/20		250	247,369
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21		1,500	1,442,288
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21		1,250	1,233,733
Gov’t. Liquid Gtd. Notes, EMTN	0.875	09/07/21	GBP	200	270,734
Gov’t. Liquid Gtd. Notes, EMTN	1.125	02/24/19	GBP	400	551,470
Gov’t. Liquid Gtd. Notes, EMTN	2.000	01/22/21	EUR	1,000	1,277,802
France Government Bond OAT,
Unsec’d. Notes	0.500	05/25/26	EUR	350	422,111
Unsec’d. Notes	1.750	11/25/24	EUR	300	396,424
Unsec’d. Notes	2.750	10/25/27	EUR	18,000	25,879,970
Unsec’d. Notes	3.500	04/25/26	EUR	4,000	5,982,538
Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, Cash coupon 8.250% or PIK 9.000%, 144A	8.250	02/15/22	EUR	300	381,299
SNCF Reseau EPIC, Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,779,165

					49,587,836

Germany 0.6%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	900	679,250
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.150	01/22/21		2,760	2,710,806
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	2,995,444
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.250% or PIK 4.000%, 144A	3.250	09/15/23	EUR	480	597,692
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%, 144A	3.750	09/15/26	EUR	465	589,610
Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	169,472
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	1,000	1,189,665
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000	01/15/25	EUR	350	447,892
Volkswagen International Finance NV, Gtd. Notes	3.750	12/31/49	EUR	1,000	1,284,438

					10,664,269

See Notes to Financial Statements.

32

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Greece 2.8%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes	—	%(p)	10/15/42	EUR	303,880	$1,467,860
Sr. Unsec’d. Notes	3.000	(cc)	02/24/23	EUR	1,145	1,395,464
Sr. Unsec’d. Notes	3.000	(cc)	02/24/24	EUR	3,772	4,570,753
Sr. Unsec’d. Notes	3.000	(cc)	02/24/25	EUR	2,115	2,534,146
Sr. Unsec’d. Notes	3.000	(cc)	02/24/26	EUR	1,445	1,713,374
Sr. Unsec’d. Notes	3.000	(cc)	02/24/27	EUR	4,824	5,710,721
Sr. Unsec’d. Notes	3.000	(cc)	02/24/28	EUR	1,470	1,717,073
Sr. Unsec’d. Notes	3.000	(cc)	02/24/29	EUR	1,420	1,636,520
Sr. Unsec’d. Notes	3.000	(cc)	02/24/30	EUR	150	170,618
Sr. Unsec’d. Notes	3.000	(cc)	02/24/31	EUR	3,465	3,881,533
Sr. Unsec’d. Notes	3.000	(cc)	02/24/32	EUR	1,055	1,168,368
Sr. Unsec’d. Notes	3.000	(cc)	02/24/33	EUR	50	55,082
Sr. Unsec’d. Notes	3.000	(cc)	02/24/34	EUR	475	514,120
Sr. Unsec’d. Notes	3.000	(cc)	02/24/35	EUR	1,810	1,970,565
Sr. Unsec’d. Notes	3.000	(cc)	02/24/36	EUR	480	515,249
Sr. Unsec’d. Notes	3.000	(cc)	02/24/37	EUR	200	215,225
Sr. Unsec’d. Notes	3.000	(cc)	02/24/38	EUR	270	287,947
Sr. Unsec’d. Notes	3.000	(cc)	02/24/39	EUR	774	820,243
Sr. Unsec’d. Notes	3.000	(cc)	02/24/40	EUR	460	487,893
Sr. Unsec’d. Notes	3.000	(cc)	02/24/41	EUR	465	496,166
Sr. Unsec’d. Notes	3.000	(cc)	02/24/42	EUR	170	181,840
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	5,345	6,408,656
Unsec’d. Notes	3.900		01/30/33	EUR	2,080	2,380,789
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200		07/17/34	EUR	5,337	6,564,892
Sr. Unsec’d. Notes	6.140		04/14/28	EUR	100	135,304

						47,000,401

Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375		12/12/46	GBP	1,280	1,999,868

Hong Kong 0.1%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125		07/23/19	HKD	5,000	662,869
Hong Kong Sukuk Ltd., Sr. Unsec’d. Notes	3.132		02/28/27		1,500	1,459,091

						2,121,960

Hungary 1.2%
Hungary Government Bond,
Unsec’d. Notes	3.000		10/27/27	HUF	300,000	1,201,366
Unsec’d. Notes	5.500		12/20/18	HUF	100,000	398,263

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Hungary (cont’d.)
Hungary Government International Bond,
Sr. Unsec’d. Notes	4.000%	03/25/19		332	$334,822
Sr. Unsec’d. Notes	5.375	02/21/23		2,850	3,050,925
Sr. Unsec’d. Notes	5.750	06/11/18	EUR	500	607,487
Sr. Unsec’d. Notes	5.750	11/22/23		2,850	3,109,350
Sr. Unsec’d. Notes	6.250	01/29/20		5,200	5,460,000
Sr. Unsec’d. Notes	6.375	03/29/21		4,530	4,881,075
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250	10/21/20		400	425,971

					19,469,259

Iceland 0.5%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,110,503
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	605,995
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	5,006	6,375,155

					8,091,653

Indonesia 1.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	5,005	6,678,422
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	1,395	1,743,190
Sr. Unsec’d. Notes, MTN	2.150	07/18/24	EUR	2,000	2,499,197
Sr. Unsec’d. Notes, MTN	2.625	06/14/23	EUR	1,000	1,288,612
Sr. Unsec’d. Notes, MTN	2.875	07/08/21	EUR	4,546	5,904,217
Sr. Unsec’d. Notes, MTN	3.750	06/14/28	EUR	7,080	9,736,080
Unsec’d. Notes(a)	1.750	04/24/25	EUR	1,600	1,933,123
Majapahit Holding BV, Gtd. Notes	7.750	01/20/20		800	855,040
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300	05/20/23		500	499,730

					31,137,611

Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		1,700	1,698,756

Ireland 0.2%
Ireland Government Bond,
Unsec’d. Notes	2.400	05/15/30	EUR	1,200	1,656,559
Unsec’d. Notes	5.400	03/13/25	EUR	900	1,447,764

					3,104,323

See Notes to Financial Statements.

34

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Isle of Man 0.6%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375%		08/14/34	GBP	1,000	$1,887,541
Unsec’d. Notes	5.625		03/29/30	GBP	4,000	7,242,292

						9,129,833

Israel 0.5%
Israel Electric Corp. Ltd., Sr. Sec’d. Notes, 144A, GMTN	4.250		08/14/28		3,700	3,533,389
Israel Government Bond - Fixed, Unsec’d. Notes	2.000		03/31/27	ILS	1,000	281,749
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	1,600	1,970,027
Sr. Unsec’d. Notes, EMTN	2.875		01/29/24	EUR	1,000	1,344,290
Sr. Unsec’d. Notes, EMTN	4.625		03/18/20	EUR	330	433,728

						7,563,183

Italy 5.3%
Cassa Del Trentino Spa, Local Gov’t. Gtd. Notes, EMTN	1.160		06/17/26	EUR	857	1,035,316
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125		07/14/22		2,500	2,409,057
Sr. Unsec’d. Notes, 144A	3.375		01/12/23		310	300,329
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes	0.650		10/15/23	EUR	2,000	2,398,048
Sr. Unsec’d. Notes	1.350		04/15/22	EUR	535	670,431
Sr. Unsec’d. Notes	2.000		12/01/25	EUR	2,200	2,776,412
Sr. Unsec’d. Notes	3.750		09/01/24	EUR	7,855	11,048,925
Sr. Unsec’d. Notes	6.500		11/01/27	EUR	2,695	4,628,700
Sr. Unsec’d. Notes, 144A	4.750		09/01/28	EUR	5,590	8,588,763
Unsec’d. Notes	2.050		08/01/27	EUR	5,000	6,223,309
Unsec’d. Notes	4.500		03/01/26	EUR	8,545	12,697,398
Italy Government International Bond,
Sr. Unsec’d. Notes	6.875		09/27/23		2,700	3,117,420
Sr. Unsec’d. Notes, EURIBOR ICE Swap Rate 11:00am (Cap 7.000%, Floor 2.000%), EMTN	2.000	(c)	06/15/20	EUR	1,550	1,951,871
Sr. Unsec’d. Notes, EMTN	3.444		12/31/24	EUR	5,156	6,540,784
Sr. Unsec’d. Notes, EMTN	4.250	(cc)	06/28/29	EUR	5,818	8,538,462
Sr. Unsec’d. Notes, EMTN	5.200		07/31/34	EUR	250	402,183
Sr. Unsec’d. Notes, EMTN	5.250		12/07/34	GBP	1,090	1,810,533
Sr. Unsec’d. Notes, EMTN	6.000		08/04/28	GBP	4,111	6,964,743
Sr. Unsec’d. Notes, MTN	5.375		06/15/33		590	675,585

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Italy (cont’d.)
Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	3.518	%(s)	03/27/23		775	$639,224
Moby SpA, Sr. Sec’d. Notes, 144A	7.750		02/15/23	EUR	450	494,549
Region of Lazio, Sr. Unsec’d. Notes	3.088		03/31/43	EUR	991	1,206,394
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875		05/19/23	GBP	500	788,154
Wind Tre SpA,
First Lien, 144A	2.625		01/20/23	EUR	640	702,416
First Lien, 144A	3.125		01/20/25	EUR	1,320	1,403,384

						88,012,390

Japan 2.9%
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	0.375		10/21/19	EUR	1,000	1,216,253
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250		04/22/33	GBP	1,500	2,774,363
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes	1.500		07/21/21		2,000	1,901,590
Gov’t. Gtd. Notes	1.750		05/29/19		1,400	1,384,671
Gov’t. Gtd. Notes	2.250		02/24/20		600	593,613
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750		08/09/19	GBP	400	582,136
Sr. Unsec’d. Notes, 144A, MTN	2.000		09/08/20		2,200	2,146,860
Sr. Unsec’d. Notes, 144A, MTN	2.125		04/13/21		1,000	970,162
Sr. Unsec’d. Notes, EMTN	0.875		09/22/21	EUR	2,535	3,123,414
Sr. Unsec’d. Notes, EMTN	2.125		02/12/21		600	583,150
Sr. Unsec’d. Notes, EMTN	2.125		04/13/21		1,200	1,164,194
Sr. Unsec’d. Notes, EMTN	2.500		09/12/18		2,000	1,999,160
Sr. Unsec’d. Notes, EMTN	2.625		04/20/22		1,000	975,321
Sr. Unsec’d. Notes, EMTN	3.060		12/21/20	AUD	2,000	1,512,983
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200		06/20/36	JPY	450,000	3,934,207
Sr. Unsec’d. Notes	0.400		03/20/36	JPY	100,000	908,141
Sr. Unsec’d. Notes	0.600		12/20/36	JPY	665,000	6,217,920
Sr. Unsec’d. Notes	0.700		03/20/37	JPY	150,000	1,424,479
Sr. Unsec’d. Notes(k)	1.400		09/20/34	JPY	145,000	1,544,704
Sr. Unsec’d. Notes	1.500		06/20/34	JPY	50,000	539,215
Sr. Unsec’d. Notes	1.800		12/20/31	JPY	148,000	1,638,600
Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875		11/13/19		2,000	1,968,300
Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes	0.100		03/10/27	JPY	218,291	2,116,612
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.549		03/05/23		2,100	2,082,618
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes	1.625		06/06/18		1,000	998,800

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Japan (cont’d.)
Tokyo Metropolitan Government, (cont’d.)
Sr. Unsec’d. Notes	2.000%	05/17/21		2,500	$2,407,118
Sr. Unsec’d. Notes	2.125	05/20/19		400	396,994
Sr. Unsec’d. Notes	2.125	05/19/20		1,000	981,660

					48,087,238

Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	1,985,937

Latvia 0.1%
Latvia Government International Bond,
Sr. Unsec’d. Notes	2.750	01/12/20		1,000	992,574
Sr. Unsec’d. Notes, MTN	2.625	01/21/21	EUR	200	259,087

					1,251,661

Lithuania 0.6%
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		4,500	4,839,264
Sr. Unsec’d. Notes	6.625	02/01/22		3,220	3,582,250
Sr. Unsec’d. Notes	7.375	02/11/20		1,090	1,171,469

					9,592,983

Macedonia 0.0%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	643,046

Malaysia 0.5%
Malaysia Government Bond,
Sr. Unsec’d. Notes	3.580	09/28/18	MYR	6,000	1,530,103
Sr. Unsec’d. Notes	3.620	11/30/21	MYR	15	3,818
Sr. Unsec’d. Notes	4.048	09/30/21	MYR	13,815	3,549,893
Sr. Unsec’d. Notes	4.059	09/30/24	MYR	10,000	2,565,646

					7,649,460

Mexico 2.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.375	01/15/25	EUR	620	740,408
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	7,125	9,322,583
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,091,484
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	939,511
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	4,500	5,772,068
Sr. Unsec’d. Notes, EMTN	5.500	02/17/20	EUR	400	530,349

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.625%		03/19/2114	GBP	200	$292,207
Sr. Unsec’d. Notes, EMTN	6.750		02/06/24	GBP	1,044	1,756,505
Sr. Unsec’d. Notes, GMTN	1.625		03/06/24	EUR	7,105	8,698,818
Sr. Unsec’d. Notes, MTN	7.500		04/08/33		875	1,142,397
Petroleos Mexicanos,
Gtd. Notes	5.500		02/24/25	EUR	2,390	3,343,616
Gtd. Notes, 144A	5.350		02/12/28		1,250	1,189,250
Gtd. Notes, EMTN	1.875		04/21/22	EUR	2,500	3,038,619
Gtd. Notes, EMTN	2.500		08/21/21	EUR	600	750,281
Gtd. Notes, EMTN	3.750		02/21/24	EUR	1,300	1,660,146
Gtd. Notes, EMTN	3.750		11/16/25	GBP	2,500	3,376,378
Gtd. Notes, EMTN(a)	3.750		04/16/26	EUR	700	863,796
Gtd. Notes, EMTN	8.250		06/02/22	GBP	928	1,552,529

						46,060,945

Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375		04/21/25	EUR	750	898,725

Netherlands 0.7%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750		07/28/25		500	506,288
Bank Nederlandse Gemeenten NV,
Sr. Unsec’d. Notes	5.150		03/07/25	CAD	1,000	879,084
Sr. Unsec’d. Notes, EMTN	0.500		03/03/21	NZD	3,000	1,958,851
Sr. Unsec’d. Notes, EMTN	0.500		03/29/21	NZD	2,200	1,433,294
Sr. Unsec’d. Notes, EMTN	0.500		05/12/21	ZAR	10,000	633,363
Sr. Unsec’d. Notes, EMTN	0.500		06/22/21	ZAR	6,000	383,865
Sr. Unsec’d. Notes, EMTN	0.500		06/07/22	ZAR	10,000	580,983
Sr. Unsec’d. Notes, EMTN	0.500		08/15/22	ZAR	30,000	1,709,136
Sr. Unsec’d. Notes, EMTN	3.184	(s)	04/05/28	CAD	700	387,501
Sr. Unsec’d. Notes, EMTN	7.000		12/09/21	AUD	2,000	1,707,258
Sr. Unsec’d. Notes, MTN	5.500		05/23/22	AUD	338	281,028
ING Bank NV, Sub. Notes, 144A	5.800		09/25/23		500	537,494
Ziggo Bond Finance BV, Sr. Unsec’d. Notes	4.625		01/15/25	EUR	750	917,192

						11,915,337

New Zealand 0.4%
Auckland Council,
Sr. Sec’d. Notes	2.900		09/16/27	AUD	1,000	711,791
Sr. Sec’d. Notes	3.500		03/09/26	AUD	2,000	1,509,121

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

New Zealand (cont’d.)
New Zealand Government Bond, Sr. Unsec’d. Notes	4.500%		04/15/27	NZD	1,500	$1,191,703
New Zealand Local Government Funding Agency,
Sr. Unsec’d. Notes	2.750		04/15/25	NZD	1,800	1,210,182
Sr. Unsec’d. Notes	4.500		04/15/27	NZD	1,800	1,340,213
Sr. Unsec’d. Notes	6.000		05/15/21	NZD	500	386,164

						6,349,174

Norway 0.3%
City of Oslo,
Sr. Unsec’d. Notes	3.600		12/06/22	NOK	1,000	135,201
Sr. Unsec’d. Notes	3.650		11/08/23	NOK	9,000	1,224,518
Unsec’d. Notes	4.900		11/04/19	NOK	5,000	655,436
Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125		05/14/21	NZD	2,850	2,139,497

						4,154,652

Panama 0.2%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000		09/22/24		400	405,000
Sr. Unsec’d. Notes	8.125		04/28/34		638	874,060
Sr. Unsec’d. Notes	9.375		01/16/23		622	782,165
Sr. Unsec’d. Notes	9.375		04/01/29		800	1,138,000
Sr. Unsec’d. Notes	10.750		05/15/20		275	330,000

						3,529,225

Peru 1.0%
Peru Enhanced Pass-Through Finance Ltd.,
Pass-Through Certificates	2.933	(s)	06/02/25		1,000	857,500
Pass-Through Certificates, 144A	1.426	(s)	05/31/18		325	320,898
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750		01/30/26	EUR	4,920	6,513,538
Sr. Unsec’d. Notes	3.750		03/01/30	EUR	5,800	8,381,070

						16,073,006

Poland 0.7%
Poland Government Bond,
Unsec’d. Notes	1.750		07/25/21	PLN	2,000	567,774
Unsec’d. Notes	2.500		07/25/27	PLN	8,000	2,179,694
Unsec’d. Notes	3.250		07/25/25	PLN	5,050	1,475,929
Poland Government International Bond, Sr. Unsec’d. Notes	5.000		03/23/22		7,355	7,803,949

						12,027,346

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Portugal 2.4%
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250%	12/13/21	EUR	1,000	$1,355,155
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	1,000	1,519,158
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN	5.125	10/15/24		4,500	4,765,905
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	21,955	31,941,371

					39,581,589

Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,035,684
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	1,996,208

					3,031,892

Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes	6.500	06/18/18	EUR	1,000	1,217,725
Sr. Unsec’d. Notes, 144A	2.500	02/08/30	EUR	4,150	4,923,831
Unsec’d. Notes, 144A, MTN	2.875	05/26/28	EUR	1,100	1,382,555
Sr. Unsec’d. Notes, EMTN	2.375	04/19/27	EUR	1,000	1,225,712
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	1,000	1,281,262
Sr. Unsec’d. Notes, EMTN	6.750	02/07/22		300	329,796
Unsec’d. Notes, MTN(a)	2.875	05/26/28	EUR	700	879,808

					11,240,689

Russia 0.7%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250	07/19/22	CHF	1,000	1,023,713
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	3,800	5,375,360
Sr. Unsec’d. Notes, EMTN	2.850	10/25/19	CHF	2,000	2,074,737
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,200	1,737,957
Russian Federal Bond - OFZ, Unsec’d. Notes	7.050	01/19/28	RUB	60,000	947,080
Russian Foreign Bond, Sr. Unsec’d. Notes	4.500	04/04/22		400	405,813

					11,564,660

Saudi Arabia 0.5%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, EMTN	2.894	04/20/22		1,000	963,580
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,150,152
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,181,317

See Notes to Financial Statements.

40

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Saudi Arabia (cont’d.)
Saudi Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	4.000%	04/17/25		1,135	$1,118,813
Sr. Unsec’d. Notes, EMTN	2.875	03/04/23		1,300	1,240,093

					7,653,955

Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,669,910

Serbia 0.2%
Serbia International Bond, Unsec’d. Notes	5.875	12/03/18		2,500	2,534,300

Singapore 0.0%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	390,271
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	383,971

					774,242

Slovak Republic 0.1%
Slovakia Government International Bond, Sr. Unsec’d. Notes	2.125	10/16/23	CHF	2,000	2,230,071

Slovenia 0.6%
Slovenia Government International Bond,
Sr. Unsec’d. Notes	4.750	05/10/18		1,500	1,500,000
Sr. Unsec’d. Notes	5.250	02/18/24		213	233,478
Sr. Unsec’d. Notes, 144A	5.250	02/18/24		7,709	8,450,159

					10,183,637

South Africa 0.6%
Sappi Papier Holding GmbH, Gtd. Notes	3.375	04/01/22	EUR	600	735,789
South Africa Government Bond,
Sr. Unsec’d. Notes	6.750	03/31/21	ZAR	10,000	790,935
Unsec’d. Notes	7.000	02/28/31	ZAR	1,800	125,920
Unsec’d. Notes	10.500	12/21/26	ZAR	5,000	457,561
South Africa Government International Bond,
Sr. Unsec’d. Notes(a)	3.750	07/24/26	EUR	4,415	5,724,716
Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	100,000	979,144
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	1,002,500

					9,816,565

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

South Korea 0.5%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes	5.125%	10/15/19	NZD	200	$144,258
Sr. Unsec’d. Notes, EMTN	2.711	12/05/19	CAD	200	155,413
Sr. Unsec’d. Notes, EMTN	3.500	09/26/19	AUD	100	75,258
Sr. Unsec’d. Notes, EMTN	4.430	09/14/18	AUD	2,318	1,749,080
Sr. Unsec’d. Notes, EMTN	5.375	09/12/19	AUD	1,000	775,685
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,404,161
Korea International Bond,
Sr. Unsec’d. Notes	2.125	06/10/24	EUR	1,100	1,427,055
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,352,136

					8,083,046

Spain 5.2%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	1,900	2,420,988
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	558,900
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	2,500	3,665,335
Banco Santander SA, Sr. Unsec’d. Notes	4.250	04/11/27		2,200	2,173,222
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,532,190
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,463,118
Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	20,000	2,300,428
Gov’t. Gtd. Notes, 144A	1.625	09/14/18		1,000	995,557
Spain Government Bond,
Sr. Unsec’d. Notes(k)	1.400	01/31/20	EUR	1,800	2,240,530
Sr. Unsec’d. Notes(k)	2.750	04/30/19	EUR	1,150	1,432,691
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	6,410	7,824,854
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	4,225	5,212,451
Sr. Unsec’d. Notes, 144A	2.900	10/31/46	EUR	300	408,888
Sr. Unsec’d. Notes, 144A(k)	3.800	04/30/24	EUR	1,520	2,186,804
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	15,050	23,104,328
Sr. Unsec’d. Notes, 144A	5.150	10/31/28	EUR	8,120	13,486,580
Sr. Unsec’d. Notes, 144A(k)	5.850	01/31/22	EUR	3,705	5,454,223
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	500	837,832
Unsec’d. Notes, 144A(k)	1.600	04/30/25	EUR	300	383,212
Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	5,445	8,797,591

					86,479,722

See Notes to Financial Statements.

42

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Supranational Bank 2.0%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500%		09/29/20	AUD	445	$315,675
Sr. Unsec’d. Notes, EMTN	0.500		09/21/21	NZD	3,100	2,010,260
Sr. Unsec’d. Notes, EMTN	0.500		03/13/23	MXN	20,000	741,534
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.200		07/18/20		400	392,948
Sr. Unsec’d. Notes	2.750		01/06/23		1,350	1,308,731
Sr. Unsec’d. Notes	4.375		06/15/22		3,300	3,427,842
Sr. Unsec’d. Notes, EMTN	1.875		05/29/21	EUR	400	507,736
Sr. Unsec’d. Notes, MTN	4.000		03/31/21	AUD	1,636	1,260,247
EUROFIMA,
Sr. Unsec’d. Notes, EMTN	5.150		12/13/19	CAD	540	439,478
Sr. Unsec’d. Notes, MTN	6.250		12/28/18	AUD	1,300	1,004,375
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500		11/21/23	AUD	1,200	779,270
Sr. Unsec’d. Notes, EMTN	0.500		09/01/23	AUD	400	262,376
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	4.600		01/30/37	CAD	1,500	1,378,465
Sr. Unsec’d. Notes, EMTN	0.500		06/21/23	AUD	2,500	1,649,715
Sr. Unsec’d. Notes, EMTN	0.500		07/21/23	AUD	800	526,897
Sr. Unsec’d. Notes, EMTN	0.500		08/10/23	AUD	1,210	794,632
Sr. Unsec’d. Notes, EMTN	0.500		10/26/23	AUD	6,930	4,516,711
Sr. Unsec’d. Notes, EMTN	1.250		05/12/25	SEK	16,500	1,927,074
Sr. Unsec’d. Notes, EMTN	3.250		05/24/23	NOK	10,000	1,328,173
Sr. Unsec’d. Notes, EMTN	4.600		01/30/37	CAD	150	138,584
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500		05/23/23	CAD	744	518,438
Unsec’d. Notes, EMTN	0.500		10/30/20	ZAR	2,250	149,769
Unsec’d. Notes, EMTN	0.500		11/30/20	ZAR	1,840	120,935
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, EMTN	0.500		07/29/22	AUD	350	236,624
Sr. Unsec’d. Notes, EMTN	7.775	(s)	09/19/22	MXN	12,500	484,974
Unsec’d. Notes, EMTN	0.500		03/07/22	AUD	1,145	783,269
Unsec’d. Notes, EMTN	0.500		03/28/22	AUD	200	136,572
International Finance Corp.,
Sr. Unsec’d. Notes	4.250		07/13/20	PEN	6,000	1,899,222
Sr. Unsec’d. Notes, EMTN	0.500		09/13/19	AUD	2,000	1,454,822
Sr. Unsec’d. Notes, GMTN	6.000		07/25/22	MXN	20,000	1,006,702
Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875		09/02/25	NZD	2,000	1,439,558
North American Development Bank, Sr. Unsec’d. Notes	2.400		10/26/22		750	723,254

						33,664,862

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Sweden 0.8%
Intrum Justitia AB, Sr. Unsec’d. Notes, 144A	3.125%	07/15/24	EUR	560	$663,501
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,702,540
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	820,662
Local Gov’t. Gtd. Notes, EMTN	1.625	01/22/20	CAD	4,000	3,081,877
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	160,978
Sr. Unsec’d. Notes, EMTN	4.280	05/28/19	MXN	13,200	668,150
Sweden Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	0.125	04/24/23	EUR	720	869,850
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/15/21		3,000	2,967,204
Swedish Export Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.760	05/28/19	AUD	787	599,458
Sr. Unsec’d. Notes, EMTN	4.200	12/16/20	AUD	700	540,590
Sr. Unsec’d. Notes, EMTN	4.910	04/23/19	NZD	985	701,994

					12,776,804

Switzerland 0.5%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	3.869	01/12/29		450	427,454
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	2,930,016
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,034,006
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A	2.859	08/15/23		990	949,476
Gtd. Notes, 144A	3.491	05/23/23		1,100	1,078,063
Gtd. Notes, 144A	4.125	09/24/25		2,500	2,487,568

					8,906,583

Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	725,284

Turkey 0.5%
Turkey Government Bond, Unsec’d. Notes	9.000	07/24/24	TRY	3,000	635,140
Turkey Government International Bond,
Sr. Unsec’d. Notes(a)	4.125	04/11/23	EUR	2,965	3,839,043
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	1,013,770
Sr. Unsec’d. Notes	5.875	04/02/19	EUR	247	312,147
Sr. Unsec’d. Notes	7.000	06/05/20		1,800	1,900,807
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	750	901,849

					8,602,756

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes, 144A	7.375%	09/25/32		1,875	$1,730,062

United Arab Emirates 0.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	476,118
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,261,082
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.375	04/23/25		1,070	1,059,107

					3,796,307

United Kingdom 3.4%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	230	315,024
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	400	564,439
Bank of England Euro Note, Sr. Unsec’d. Notes, 144A, MTN	2.500	03/05/21		4,000	3,966,150
Barclays PLC,
Sr. Unsec’d. Notes	3.650	03/16/25		800	762,969
Sr. Unsec’d. Notes	4.375	01/12/26		3,550	3,505,220
Sub. Notes	5.200	05/12/26		6,440	6,436,381
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250	02/28/47	GBP	185	255,982
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	152,331
HSBC Holdings PLC,
Sr. Unsec’d. Notes	5.100	04/05/21		85	89,269
Sub. Notes	4.250	08/18/25		1,255	1,241,335
Jaguar Land Rover Automotive PLC, Gtd. Notes	3.875	03/01/23	GBP	700	967,988
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907	11/07/23		1,850	1,781,363
Sub. Notes	4.582	12/10/25		2,250	2,224,667
Pentair Finance Sarl, Gtd. Notes	2.450	09/17/19	EUR	250	311,627
Reynolds American, Inc., Gtd. Notes	8.125	06/23/19		30	31,687
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes	3.875	09/12/23		1,000	983,448
Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	700	878,962
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,927,287
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,002,839
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	964,075

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

United Kingdom (cont’d.)
United Kingdom Gilt,
Unsec’d. Notes	2.000%		09/07/25	GBP	100	$145,112
Unsec’d. Notes(k)	3.250		01/22/44	GBP	320	566,891
Unsec’d. Notes	3.500		01/22/45	GBP	3,080	5,710,787
Unsec’d. Notes(k)	4.250		03/07/36	GBP	7,190	13,672,393
Unsec’d. Notes	4.250		09/07/39	GBP	2,830	5,580,987
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500		01/15/25	GBP	495	697,413

						56,736,626

Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375		10/27/27		1,000	1,007,500
Sr. Unsec’d. Notes	7.000		06/28/19	EUR	119	151,829

						1,159,329

TOTAL FOREIGN BONDS (cost $929,976,778)						950,452,816

MUNICIPAL BONDS 0.0%

Puerto Rico
Commonwealth of Puerto Rico, GO	3.061	(cc)	07/01/20		300	300,663
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.800	(t)	08/01/41		1,265	419,955

TOTAL MUNICIPAL BONDS (cost $634,149)						720,618

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.5%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.854	(c)	03/17/39	GBP	1,681	2,155,605
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.037	(c)	07/27/57		2,310	2,231,011
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	3.947	(c)	09/26/45		426	437,595
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.597	(c)	10/25/27		603	605,693
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477	(c)	04/25/28		1,459	1,459,000
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	(c)	12/25/57		2,457	2,487,363

See Notes to Financial Statements.

46

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
CIM Trust, (cont’d.)
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.887	%(c)	01/25/57		2,381	$2,430,063
Series 2017-8, Class A1, 144A	3.000	(cc)	12/25/65		2,936	2,930,177
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.347	(c)	01/25/29		328	330,693
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.197	(c)	10/25/27		1,000	1,114,169
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.147	(c)	11/25/28		637	652,374
IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.670	(cc)	02/25/35		1,644	1,637,845
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.664	(c)	05/01/22		2,192	2,190,679
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.414	(c)	09/01/22		916	916,235
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.314	(c)	11/01/22		984	988,141
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.214	(c)	12/01/22		333	330,848
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.398	(c)	04/01/23		8,790	8,788,989
Newgate Funding PLC (United Kingdom),
Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%	0.943	(c)	12/01/50	GBP	1,788	2,345,741
Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%	0.766	(c)	12/15/50	GBP	2,700	3,413,991
Paragon Mortgages PLC (United Kingdom),
Series 11X, Class BB, 3 Month EURIBOR + 0.480%	0.151	(c)	10/15/41	EUR	3,634	4,178,096
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%	0.151	(c)	11/15/38	EUR	1,359	1,569,725
Series 13X, Class B1B, 3 Month EURIBOR + 0.380%	0.051	(c)	01/15/39	EUR	1,400	1,592,383
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.747	(c)	02/25/23		1,020	1,026,365
Radnor Re Ltd. (Bermuda), Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.297	(c)	03/25/28		1,500	1,501,422
Ripon Mortgages PLC (United Kingdom), Series 2017-1A, Class B1, 144A, 3 Month GBP LIBOR + 1.200%	1.753	(c)	08/20/56	GBP	3,900	5,396,182

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
RMAC Securities No.1 PLC (United Kingdom), Series 2006-NS3X, Class M1C	—	%(p)	06/12/44	EUR	929	$1,076,710
Towd Point Mortgage Funding Auburn PLC (United Kingdom), Series 2017-A11A, Class A2, 144A, 3 Month GBP LIBOR + 0.950%	1.503	(c)	05/20/45	GBP	2,000	2,752,908
Towd Point Mortgage Funding Vantage PLC (United Kingdom), Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%	1.753	(c)	02/20/54	GBP	970	1,344,274

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $54,691,405)						57,884,277

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.3%
Federal National Mortgage Assoc.	5.375		12/07/28	GBP	275	492,340
Tennessee Valley Authority,
Sr. Unsec’d. Notes	5.350		06/07/21	GBP	815	1,252,739
Sr. Unsec’d. Notes	5.625		06/07/32	GBP	1,391	2,635,828

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $4,509,850)						4,380,907

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds(k)(h)	2.500		05/15/46		2,580	2,291,463
U.S. Treasury Bonds(h)	2.875		08/15/45		170	163,140
U.S. Treasury Notes(k)	1.750		01/31/23		320	305,363
U.S. Treasury Strips Coupon	1.881	(s)	05/15/31		400	268,689
U.S. Treasury Strips Coupon	1.898	(s)	08/15/29		400	283,751
U.S. Treasury Strips Coupon	2.100	(s)	11/15/35		800	465,804
U.S. Treasury Strips Coupon(k)	2.264	(s)	08/15/40		800	401,885

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,752,451)						4,180,095

				Shares
COMMON STOCK 0.0%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $44,527)					1,116	34,390

PREFERRED STOCK 0.0%

Banks
Citigroup Capital XIII, 8.729% (Capital Security, fixed to floating preferred) (cost $100,000)					4,000	107,160

TOTAL LONG-TERM INVESTMENTS (cost $1,581,577,030)						1,601,891,097

See Notes to Financial Statements.

48

Description	Shares	Value
SHORT-TERM INVESTMENTS 11.3%

AFFILIATED MUTUAL FUNDS 9.5%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w)	112,995,923	$112,995,923
Prudential Investment Portfolios 2 - PGIM Institutional Money Market Fund (cost $44,343,577; includes $44,284,447 of cash collateral for securities on loan)(b)(w)	44,345,258	44,345,258

TOTAL AFFILIATED MUTUAL FUNDS (cost $157,339,500)		157,341,181

OPTIONS PURCHASED~* 1.8% (cost $38,133,689)		29,634,957

TOTAL SHORT-TERM INVESTMENTS (cost $195,473,189)		186,976,138

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.0% (cost $1,777,050,219)		1,788,867,235

OPTIONS WRITTEN~* (1.7)% (premiums received $39,158,520)		(28,851,764)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 106.3% (cost $1,737,891,699)		1,760,015,471
Liabilities in excess of other assets(z) (6.3)%		(104,652,502)

NET ASSETS 100.0%		$1,655,362,969

The following abbreviations are used in the semiannual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BIBOR—Bangkok Interbank Offered Rate

bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

BUBOR—Budapest Interbank Offered Rate

CABs—Capital Appreciation Bonds

CDX—Credit Derivative Index

CIBOR—Copenhagen Interbank Offered Rate

CLO—Collateralized Loan Obligation

CLOIS—Sinacofi Chile Interbank Rate Average

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

CMBX—Commercial Mortgage Backed Securities Index

COOIS—Colombia Overnight Interbank Reference Rate

CPI—Consumer Price Index

EMTN—Euro Medium Term Note

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

GO—General Obligation

HIBOR—Hong Kong Interbank Offered Rate

HICP—Harmonized Index of Consumer Prices

ICE—Intercontinental Exchange

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JIBAR—Johannesburg Interbank Agreed Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

MUNIPSA—SIFMA Municipal Swap Weekly Yield Index

NIBOR—Norwegian Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OAT—Obligations Assimiilables du Tresor (French Treasury Bond)

OTC—Over-the-counter

PIK—Payment-in-Kind

PRIBOR—Prague Interbank Offered Rate

SIBOR—Singapore Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TAIBOR—Taiwan Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

AED—Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

See Notes to Financial Statements.

50

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

~	See tables subsequent to the Schedule of Investments for options detail.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $42,423,907 and 2.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,801,560; cash collateral of $44,284,447 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2018.
(s)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(t)	Represents a zero coupon or step bond. Rate quoted represents effective yield at April 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:

Options Purchased:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	$242,956
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.15	—	EUR	4,600	468,833
Currency Option EUR vs TRY	Call	BNP Paribas	06/27/18	6.00	—	EUR	6,500	2,783
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	11/28/18	8.00	—	EUR	15,000	16,162
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	12,000	481,016
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	05/25/18	27.00	—	EUR	14,000	—
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	05/25/18	24.00	—	EUR	14,750	—
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	8,000	3,470
Currency Option EUR vs ZAR	Call	Morgan Stanley	10/01/18	22.00	—	EUR	25,000	11,759
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	14,000	89,450
Currency Option EUR vs ZAR	Call	Morgan Stanley	12/24/19	24.00	—	EUR	14,750	189,689
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	06/27/18	5.00	—		9,000	114
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	4.65	—		47,500	5,012
Currency Option USD vs BRL	Call	JPMorgan Chase	07/12/18	5.00	—		18,000	673
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		16,500	14,177
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		12,500	47,869
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—		20,000	20,027
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—		20,000	483,055
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—		25,000	883
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—		12,500	2,304
Currency Option USD vs CNH	Call	Morgan Stanley	02/26/20	6.50	—		33,000	918,814
Currency Option USD vs JPY	Call	Deutsche Bank AG	07/27/18	110.00	—		18,000	150,438
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—		18,000	329,717
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/27/18	1,500.00	—		18,000	261
Currency Option USD vs KRW	Call	Morgan Stanley	07/27/18	1,500.00	—		7,000	102
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,400.00	—		22,000	50,716
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—		11,000	65,512
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	05/29/19	1,500.00	—		12,000	22,340
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,450.00	—		30,000	90,837
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—		15,000	259,400
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—		18,000	295,890
Currency Option USD vs MXN	Call	Morgan Stanley	08/24/18	30.00	—		16,000	789
Currency Option USD vs MXN	Call	UBS AG	01/25/19	18.75	—		6,800	436,072
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—		10,000	10,666
Currency Option USD vs MXN	Call	Morgan Stanley	03/27/19	24.00	—		24,000	217,284
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	22.00	—		16,000	675,830
Currency Option USD vs RUB	Call	Citigroup Global Markets	07/11/18	95.00	—		33,000	3,314
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		18,000	34,550
Currency Option USD vs RUB	Call	Citigroup Global Markets	12/23/19	85.00	—		18,000	391,267

See Notes to Financial Statements.

52

Options Purchased (cont’d):

OTC Traded (cont’d)

Description	Call/Put	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		18,000	$11,054
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—		8,000	72,511
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—		8,000	14,447
Currency Option USD vs TRY	Call	Citigroup Global Markets	08/28/19	5.40	—		15,000	393,001
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		18,000	3,487
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		9,000	1,680
Currency Option USD vs ZAR	Call	Morgan Stanley	06/26/19	20.00	—		15,000	60,902
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		18,000	1,003,224
Currency Option AUD vs JPY	Put	Morgan Stanley	08/07/18	62.00	—	AUD	110,000	8,418
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	70.00	—	AUD	154,000	1,564,497
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	77,000	2,575,239
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	220,000	5,307,920
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	82.00	—	AUD	110,000	6,374,002
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	110,000	3,721,011
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	23,000	310,121
Currency Option EUR vs TRY	Put	JPMorgan Chase	02/26/19	4.60	—	EUR	15,000	39,972
Currency Option EUR vs USD	Put	Bank of America	02/26/20	1.20	—	EUR	15,000	286,166
Currency Option EUR vs ZAR	Put	Morgan Stanley	03/25/20	14.00	—	EUR	25,000	209,539
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.15	—	GBP	12,500	71,800
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.30	—	GBP	12,500	272,863
Currency Option USD vs BRL	Put	JPMorgan Chase	03/27/20	3.10	—		33,000	400,031
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—		15,000	604,995

Total OTC Traded (cost $38,008,299)								$29,340,911

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	53

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Purchased (cont’d):

OTC Swaptions

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive		Pay	Notional Amount (000)#	Value
iTraxx.XO.29.V1, 6/20/23	Call	JPMorgan Chase	09/19/18	EUR	250.00	5.00	%(Q)	iTraxx.XO.29.V1(Q)	EUR 22,400	$74,708
CDX.NA.HY.30.V1, 6/20/23	Call	Citigroup Global Markets	09/19/18		$107.50	5.00	%(Q)	CDX.NA.HY.30.V1(Q)	24,500	63,700
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	6 Month JPY LIBOR	(S)	1.25%(S)	JPY 545,000	155,638

Total OTC Swaptions (cost $125,390)										$294,046

Total Options Purchased (cost $38,133,689)										$29,634,957

OTC Options Written

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs BRL	Call	Citigroup Global Markets	02/21/19	4.55	—	EUR	4,600	$(213,731)
Currency Option EUR vs TRY	Call	Credit Suisse First Boston Corp.	06/27/18	6.00	—	EUR	6,500	(2,783)
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	12,000	(481,016)
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	01/29/20	8.00	—	EUR	15,000	(388,393)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	8,000	(3,471)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	11/25/19	27.00	—	EUR	14,000	(89,450)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	14,750	(189,690)
Currency Option EUR vs ZAR	Call	Morgan Stanley	03/25/20	22.00	—	EUR	25,000	(663,763)
Currency Option USD vs BRL	Call	Credit Suisse First Boston Corp.	06/27/18	5.00	—		9,000	(114)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		16,500	(14,177)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		12,500	(47,869)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		18,000	(198,163)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		14,500	(159,631)
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/20	4.65	—		33,000	(692,882)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		40,000	(321,321)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		12,500	(2,304)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		25,000	(883)
Currency Option USD vs CNH	Call	Morgan Stanley	02/26/20	7.00	—		33,000	(338,659)
Currency Option USD vs JPY	Call	Citigroup Global Markets	07/27/18	110.00	—		18,000	(150,438)
Currency Option USD vs KRW	Call	Citigroup Global Markets	07/27/18	1,500.00	—		7,000	(102)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,250.00	—		11,000	(65,512)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—		22,000	(50,717)

See Notes to Financial Statements.

54

OTC Options Written (cont’d)

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—		12,000	$(22,340)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—		30,000	(90,837)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,150.00	—		15,000	(259,400)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		36,000	(276,574)
Currency Option USD vs MXN	Call	UBS AG	01/25/19	20.75	—		6,800	(167,779)
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—		10,000	(10,666)
Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—		24,000	(217,284)
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	26.00	—		32,000	(509,491)
Currency Option USD vs RUB	Call	Citigroup Global Markets	09/27/18	85.00	—		18,000	(34,550)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		18,000	(391,267)
Currency Option USD vs RUB	Call	Citigroup Global Markets	03/30/20	95.00	—		33,000	(561,094)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—		8,000	(72,511)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—		8,000	(14,447)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		15,000	(393,001)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		18,000	(420,425)
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		9,000	(1,680)
Currency Option USD vs ZAR	Call	BNP Paribas	06/26/19	20.00	—		2,000	(8,120)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		13,000	(52,782)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		36,000	(716,394)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	154,000	(1,564,498)
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	80.00	—	AUD	77,000	(2,575,239)
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	73.00	—	AUD	220,000	(5,307,920)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	110,000	(6,374,002)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	220,000	(3,181,036)
Currency Option EUR vs BRL	Put	Citigroup Global Markets	02/21/19	3.90	—	EUR	4,600	(39,298)
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.15	—	GBP	12,500	(71,800)
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.30	—	GBP	12,500	(272,863)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—		15,000	(604,995)
Currency Option USD vs MXN	Put	UBS AG	01/25/19	17.75	—		6,800	(71,676)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—		4,080	(81,479)

Total OTC Traded (premiums received $38,888,178)								$(28,440,517)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	55

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Options Written (cont’d):

OTC Swaptions:

Description	Call/Put	Counterparty	Expiration Date	Strike		Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27		1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	545,000	$(155,638)
CDX.NA.HY.30.V1, 6/20/23	Put	Citigroup Global Markets	09/19/18		$100.50	5.00%(Q)	CDX.NA.HY.30.V1(Q)		24,500	(134,750)
iTraxx.XO.29.V1, 6/20/23	Put	JPMorgan Chase	09/19/18	EUR	400.00	5.00%(Q)	iTraxx.XO.29.V1(Q)	EUR	22,400	(120,859)

Total OTC Swaptions (premiums received $270,342)										$(411,247)

Total Options Written (premiums received $39,158,520)										$(28,851,764)

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
323	90 Day Euro Dollar	Dec. 2020	$78,299,238	$(65,467)
615	90 Day Sterling	Sep. 2018	104,934,899	127,724
4,746	5 Year U.S. Treasury Notes	Jun. 2018	538,708,078	(1,573,981)
129	10 Year U.K. Gilt	Jun. 2018	21,712,819	224,257
2,033	10 Year U.S. Treasury Notes	Jun. 2018	243,197,625	(1,044,488)
52	10 Year U.S. Ultra Treasury Notes	Jun. 2018	6,650,313	38,519
21	20 Year U.S. Treasury Bonds	Jun. 2018	3,020,719	(18,375)
992	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	155,868,000	1,995,849

				(315,962)

	Short Positions:
1	30 Day Federal Funds	Jul. 2018	408,637	144
323	90 Day Euro Dollar	Dec. 2021	78,283,088	61,846
615	90 Day Sterling	Sep. 2019	104,606,812	(225,971)
902	2 Year U.S. Treasury Notes	Jun. 2018	191,266,281	390,392
179	5 Year Euro-Bobl	Jun. 2018	28,316,970	(95,606)
393	10 Year Euro-Bund	Jun. 2018	75,335,797	(554,067)
4	10 Year Japanese Bonds	Jun. 2018	5,511,892	4,638
399	Euro Schatz. DUA Index	Jun. 2018	53,924,193	(73,628)

				(492,252)

				$(808,214)

See Notes to Financial Statements.

56

Securities with a combined market value of $9,732,898 have been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	Citigroup Global Markets	ARS	105,399	$5,184,394	$5,121,864	$—	$(62,530)
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	5,005	3,890,946	3,769,273	—	(121,673)
Expiring 07/12/18	Citigroup Global Markets	AUD	1,465	1,109,000	1,103,191	—	(5,809)
Expiring 07/12/18	JPMorgan Chase	AUD	814	633,000	613,273	—	(19,727)
Expiring 07/12/18	Morgan Stanley	AUD	1,446	1,124,285	1,088,749	—	(35,536)
Expiring 07/31/18	JPMorgan Chase	AUD	445	337,000	335,239	—	(1,761)
Expiring 07/31/18	UBS AG	AUD	553	418,000	416,150	—	(1,850)
Expiring 06/28/19	Goldman Sachs & Co.	AUD	3,228	2,466,159	2,441,804	—	(24,355)
Expiring 06/28/19	Morgan Stanley	AUD	1,390	1,075,980	1,051,493	—	(24,487)
Expiring 01/31/20	Citigroup Global Markets	AUD	3,238	2,594,998	2,460,751	—	(134,247)
Brazilian Real,
Expiring 05/03/18	Barclays Capital Group	BRL	3,625	1,091,460	1,034,537	—	(56,923)
Expiring 05/03/18	Citigroup Global Markets	BRL	4,862	1,420,500	1,387,359	—	(33,141)
Expiring 05/03/18	Citigroup Global Markets	BRL	3,088	952,479	881,250	—	(71,229)
Expiring 05/03/18	Citigroup Global Markets	BRL	2,149	639,918	613,392	—	(26,526)
Expiring 05/03/18	Goldman Sachs & Co.	BRL	4,366	1,317,660	1,245,932	—	(71,728)
Expiring 05/03/18	Morgan Stanley	BRL	45,928	14,104,515	13,106,295	—	(998,220)
Expiring 05/03/18	UBS AG	BRL	5,260	1,577,265	1,501,082	—	(76,183)
Expiring 06/29/18	Goldman Sachs & Co.	BRL	3,200	998,056	907,996	—	(90,060)
Expiring 06/29/18	Hong Kong & Shanghai Bank	BRL	1,600	464,000	453,914	—	(10,086)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	36,473	10,402,869	10,345,908	—	(56,961)
Expiring 07/31/18	Goldman Sachs & Co.	BRL	7,301	2,124,749	2,065,832	—	(58,917)
Expiring 07/31/18	UBS AG	BRL	10,312	3,089,818	2,917,681	—	(172,137)
Expiring 07/31/18	UBS AG	BRL	2,034	579,000	575,575	—	(3,425)
Expiring 09/28/18	JPMorgan Chase	BRL	2,213	668,000	623,605	—	(44,395)
Expiring 02/25/19	Citigroup Global Markets	BRL	19,713	5,835,701	5,496,202	—	(339,499)
Expiring 04/30/19	JPMorgan Chase	BRL	2,358	693,000	654,527	—	(38,473)
Expiring 04/30/19	JPMorgan Chase	BRL	1,888	543,150	524,001	—	(19,149)
Expiring 09/30/19	Barclays Capital Group	BRL	3,000	877,706	821,116	—	(56,590)
Expiring 09/30/19	Barclays Capital Group	BRL	682	198,290	186,710	—	(11,580)
Expiring 09/30/19	JPMorgan Chase	BRL	5,925	1,689,000	1,621,707	—	(67,293)
Expiring 12/24/19	Barclays Capital Group	BRL	2,271	656,862	616,857	—	(40,005)
Expiring 12/24/19	Barclays Capital Group	BRL	455	130,617	123,503	—	(7,114)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	57

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 07/26/18	Bank of America	GBP	2,830	$4,045,510	$3,912,726	$—	$(132,784)
Expiring 07/26/18	Citigroup Global Markets	GBP	301	424,098	416,373	—	(7,725)
Expiring 07/26/18	Citigroup Global Markets	GBP	295	414,014	408,185	—	(5,829)
Expiring 07/26/18	Citigroup Global Markets	GBP	202	279,391	279,309	—	(82)
Expiring 07/26/18	JPMorgan Chase	GBP	656	918,886	906,891	—	(11,995)
Expiring 07/26/18	JPMorgan Chase	GBP	329	460,164	454,632	—	(5,532)
Expiring 07/26/18	JPMorgan Chase	GBP	323	447,360	447,139	—	(221)
Expiring 07/26/18	Morgan Stanley	GBP	1,252	1,751,237	1,730,881	—	(20,356)
Expiring 11/27/19	Citigroup Global Markets	GBP	2,666	3,624,960	3,780,736	155,776	—
Canadian Dollar,
Expiring 07/12/18	Barclays Capital Group	CAD	3,592	2,817,000	2,802,710	—	(14,290)
Expiring 07/12/18	JPMorgan Chase	CAD	3,149	2,453,500	2,457,204	3,704	—
Expiring 07/12/18	Morgan Stanley	CAD	42,068	33,013,271	32,821,948	—	(191,323)
Expiring 07/12/18	Morgan Stanley	CAD	3,380	2,686,353	2,637,004	—	(49,349)
Expiring 07/12/18	Morgan Stanley	CAD	1,054	820,446	822,495	2,049	—
Expiring 07/12/18	Morgan Stanley	CAD	309	245,653	241,212	—	(4,441)
Expiring 07/31/18	JPMorgan Chase	CAD	879	686,403	686,332	—	(71)
Expiring 07/31/18	Morgan Stanley	CAD	272	212,000	212,532	532	—
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,361,207	27,207	—
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	1,399,935	2,309,475	2,281,959	—	(27,516)
Expiring 07/13/18	Citigroup Global Markets	CLP	1,386,726	2,303,416	2,260,428	—	(42,988)
Chinese Renminbi,
Expiring 07/31/18	UBS AG	CNH	5,480	863,000	863,871	871	—
Expiring 11/30/18	BNP Paribas	CNH	662	97,295	103,922	6,627	—
Expiring 11/30/18	Citigroup Global Markets	CNH	11,274	1,630,057	1,768,692	138,635	—
Expiring 11/30/18	JPMorgan Chase	CNH	2,601	375,000	407,988	32,988	—
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	110,210	16,210	—
Expiring 02/28/20	Morgan Stanley	CNH	52,452	8,077,000	8,098,585	21,585	—
Colombian Peso,
Expiring 06/15/18	Barclays Capital Group	COP	12,299,798	4,272,692	4,376,084	103,392	—
Expiring 06/15/18	Citigroup Global Markets	COP	12,299,798	4,281,169	4,376,084	94,915	—
Expiring 06/15/18	Citigroup Global Markets	COP	6,393,362	2,303,416	2,274,662	—	(28,754)
Expiring 06/15/18	Citigroup Global Markets	COP	5,026,545	1,757,571	1,788,369	30,798	—
Expiring 06/15/18	Citigroup Global Markets	COP	2,971,330	1,097,647	1,057,155	—	(40,492)
Expiring 06/15/18	JPMorgan Chase	COP	3,194,592	1,115,847	1,136,588	20,741	—
Czech Koruna,
Expiring 07/12/18	Bank of America	CZK	32,924	1,616,649	1,560,005	—	(56,644)
Expiring 07/12/18	Citigroup Global Markets	CZK	190,793	9,284,105	9,040,185	—	(243,920)
Expiring 07/12/18	Morgan Stanley	CZK	10,022	490,837	474,865	—	(15,972)
Expiring 10/24/18	Citigroup Global Markets	CZK	29,559	1,455,300	1,408,890	—	(46,410)

See Notes to Financial Statements.

58

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Danish Krone,
Expiring 07/24/18	Citigroup Global Markets	DKK	16,032	$2,684,770	$2,616,302	$—	$(68,468)
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	39,123	2,130,857	2,154,410	23,553	—
Expiring 10/11/18	Citigroup Global Markets	EGP	54,332	2,916,350	2,983,956	67,606	—
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	1,591	1,956,829	1,934,455	—	(22,374)
Expiring 07/26/18	Citigroup Global Markets	EUR	1,320	1,633,000	1,605,634	—	(27,366)
Expiring 07/26/18	Citigroup Global Markets	EUR	1,270	1,570,897	1,544,572	—	(26,325)
Expiring 07/26/18	Citigroup Global Markets	EUR	1,070	1,300,881	1,300,751	—	(130)
Expiring 07/26/18	JPMorgan Chase	EUR	2,982	3,670,039	3,625,745	—	(44,294)
Expiring 07/26/18	JPMorgan Chase	EUR	1,682	2,062,010	2,045,598	—	(16,412)
Expiring 07/26/18	JPMorgan Chase	EUR	1,565	1,903,956	1,903,368	—	(588)
Expiring 07/26/18	Morgan Stanley	EUR	5,728	6,984,972	6,964,520	—	(20,452)
Expiring 07/31/18	Deutsche Bank AG	EUR	121	149,080	147,191	—	(1,889)
Expiring 07/31/18	JPMorgan Chase	EUR	401	489,000	488,145	—	(855)
Expiring 02/28/20	Bank of America	EUR	3,265	4,271,599	4,185,313	—	(86,286)
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,739	7,119,519	833,780	—
Expiring 02/28/20	Morgan Stanley	EUR	4,574	5,300,808	5,863,284	562,476	—
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	1,928,127	7,689,132	7,464,353	—	(224,779)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	769,605	11,587,474	11,431,560	—	(155,914)
Expiring 07/20/18	Citigroup Global Markets	INR	137,020	2,077,634	2,035,267	—	(42,367)
Expiring 07/20/18	Citigroup Global Markets	INR	40,915	616,000	607,739	—	(8,261)
Expiring 07/20/18	Deutsche Bank AG	INR	805,518	12,137,695	11,965,002	—	(172,693)
Expiring 07/20/18	Morgan Stanley	INR	151,057	2,304,984	2,243,772	—	(61,212)
Expiring 07/20/18	UBS AG	INR	169,858	2,529,000	2,523,032	—	(5,968)
Expiring 07/20/18	UBS AG	INR	71,747	1,059,000	1,065,719	6,719	—
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	62,758,544	4,433,000	4,471,107	38,107	—
Expiring 07/16/18	Barclays Capital Group	IDR	26,767,020	1,893,000	1,906,963	13,963	—
Expiring 07/16/18	Deutsche Bank AG	IDR	90,259,294	6,517,858	6,430,343	—	(87,515)
Expiring 07/16/18	Deutsche Bank AG	IDR	13,666,696	985,022	973,656	—	(11,366)
Expiring 07/16/18	JPMorgan Chase	IDR	60,388,425	4,315,000	4,302,253	—	(12,747)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	436,632	4,065,243	4,018,842	—	(46,401)
Expiring 07/26/18	Citigroup Global Markets	JPY	116,261	1,071,676	1,070,088	—	(1,588)
Expiring 07/26/18	Citigroup Global Markets	JPY	96,117	898,185	884,680	—	(13,505)
Expiring 07/26/18	Citigroup Global Markets	JPY	80,085	736,256	737,119	863	—

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	59

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen, (cont’d.)
Expiring 07/26/18	Goldman Sachs & Co.	JPY	26,571,555	$246,100,137	$244,569,560	$—	$(1,530,577)
Expiring 07/26/18	JPMorgan Chase	JPY	215,396	1,998,687	1,982,548	—	(16,139)
Expiring 07/26/18	JPMorgan Chase	JPY	134,348	1,236,800	1,236,561	—	(239)
Expiring 07/26/18	JPMorgan Chase	JPY	112,506	1,035,453	1,035,527	74	—
Expiring 07/26/18	Morgan Stanley	JPY	439,947	4,047,049	4,049,358	2,309	—
Expiring 07/26/18	Morgan Stanley	JPY	175,107	1,612,000	1,611,717	—	(283)
Expiring 07/26/18	UBS AG	JPY	144,224	1,325,909	1,327,469	1,560	—
Expiring 07/31/18	Deutsche Bank AG	JPY	329,448	3,137,000	3,033,419	—	(103,581)
Expiring 07/31/18	JPMorgan Chase	JPY	318,150	2,936,195	2,929,391	—	(6,804)
Expiring 01/29/21	Citigroup Global Markets	JPY	449,088	4,477,000	4,496,433	19,433	—
Malaysian Ringgit,
Expiring 05/22/18	Barclays Capital Group	MYR	14,891	3,818,399	3,792,287	—	(26,112)
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	27,143	1,464,100	1,437,758	—	(26,342)
Expiring 06/28/18	JPMorgan Chase	MXN	15,025	813,158	795,865	—	(17,293)
Expiring 06/28/18	Morgan Stanley	MXN	259,466	13,796,596	13,743,665	—	(52,931)
Expiring 06/28/18	Morgan Stanley	MXN	38,713	2,087,000	2,050,595	—	(36,405)
Expiring 06/28/18	Morgan Stanley	MXN	19,072	1,042,505	1,010,211	—	(32,294)
Expiring 01/29/19	UBS AG	MXN	70,345	3,559,000	3,606,332	47,332	—
Expiring 01/29/19	UBS AG	MXN	64,104	3,241,000	3,286,346	45,346	—
Expiring 01/31/19	Deutsche Bank AG	MXN	5,731	300,000	293,700	—	(6,300)
Expiring 03/29/19	Morgan Stanley	MXN	133,265	6,292,000	6,773,606	481,606	—
Expiring 12/30/19	Goldman Sachs & Co.	MXN	13,330	651,931	652,024	93	—
New Taiwanese Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	65,603	2,254,000	2,229,423	—	(24,577)
Expiring 07/13/18	Citigroup Global Markets	TWD	43,936	1,498,000	1,493,120	—	(4,880)
Expiring 07/13/18	Toronto Dominion	TWD	64,806	2,237,000	2,202,345	—	(34,655)
Expiring 07/13/18	UBS AG	TWD	130,926	4,483,000	4,449,353	—	(33,647)
Expiring 07/13/18	UBS AG	TWD	117,025	3,973,000	3,976,935	3,935	—
Expiring 07/13/18	UBS AG	TWD	91,821	3,152,000	3,120,416	—	(31,584)
Expiring 07/13/18	UBS AG	TWD	58,925	2,022,000	2,002,495	—	(19,505)
Expiring 07/13/18	UBS AG	TWD	50,331	1,711,000	1,710,427	—	(573)
Expiring 07/13/18	UBS AG	TWD	49,707	1,678,000	1,689,214	11,214	—
New Zealand Dollar,
Expiring 07/12/18	Morgan Stanley	NZD	2,062	1,518,173	1,450,796	—	(67,377)
Expiring 07/12/18	Morgan Stanley	NZD	1,082	764,000	761,047	—	(2,953)
Norwegian Krone,
Expiring 07/24/18	Bank of America	NOK	65,923	8,523,415	8,244,173	—	(279,242)
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	1,619	500,328	496,629	—	(3,699)

See Notes to Financial Statements.

60

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	276,564	$5,285,000	$5,331,949	$46,949	$—
Expiring 06/14/18	Citigroup Global Markets	PHP	21,698	413,851	418,325	4,474	—
Expiring 06/14/18	Deutsche Bank AG	PHP	201,603	3,869,987	3,886,746	16,759	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	50,380	14,875,747	14,377,514	—	(498,233)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	457,822	7,860,609	7,205,069	—	(655,540)
Expiring 07/13/18	Barclays Capital Group	RUB	149,760	2,404,175	2,356,874	—	(47,301)
Expiring 07/13/18	Citigroup Global Markets	RUB	55,090	946,560	866,988	—	(79,572)
Expiring 06/28/19	Bank of America	RUB	28,497	480,188	432,730	—	(47,458)
Expiring 06/28/19	Barclays Capital Group	RUB	56,095	947,662	851,822	—	(95,840)
Expiring 06/28/19	Barclays Capital Group	RUB	27,407	437,176	416,185	—	(20,991)
Expiring 06/28/19	Goldman Sachs & Co.	RUB	36,994	614,000	561,755	—	(52,245)
Expiring 12/24/19	Citigroup Global Markets	RUB	229,300	3,345,000	3,426,496	81,496	—
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	9,761	7,343,235	7,363,180	19,945	—
Expiring 05/11/18	Citigroup Global Markets	SGD	1,955	1,494,200	1,474,563	—	(19,637)
Expiring 05/11/18	Deutsche Bank AG	SGD	9,761	7,358,180	7,363,180	5,000	—
Expiring 05/11/18	Hong Kong & Shanghai Bank	SGD	2,680	2,035,300	2,021,943	—	(13,357)
Expiring 05/11/18	Morgan Stanley	SGD	1,556	1,187,672	1,173,925	—	(13,747)
Expiring 05/11/18	Morgan Stanley	SGD	1,295	980,000	977,108	—	(2,892)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	26,050	2,213,806	2,077,553	—	(136,253)
Expiring 06/12/18	Citigroup Global Markets	ZAR	13,919	1,143,327	1,110,091	—	(33,236)
Expiring 06/12/18	Morgan Stanley	ZAR	17,051	1,401,094	1,359,835	—	(41,259)
Expiring 06/12/18	Toronto Dominion	ZAR	32,698	2,712,936	2,607,719	—	(105,217)
Expiring 07/31/18	Morgan Stanley	ZAR	7,629	634,000	604,655	—	(29,345)
Expiring 07/31/18	Morgan Stanley	ZAR	6,294	514,000	498,838	—	(15,162)
Expiring 07/31/18	Morgan Stanley	ZAR	6,281	513,000	497,803	—	(15,197)
Expiring 07/31/18	Morgan Stanley	ZAR	4,402	372,000	348,870	—	(23,130)
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	4,425	316,000	345,422	29,422	—
Expiring 11/30/18	JPMorgan Chase	ZAR	7,806	630,127	609,385	—	(20,742)
Expiring 06/28/19	JPMorgan Chase	ZAR	21,053	1,655,217	1,603,472	—	(51,745)
Expiring 06/28/19	Morgan Stanley	ZAR	13,104	974,000	998,077	24,077	—
Expiring 11/27/19	JPMorgan Chase	ZAR	24,229	1,867,699	1,810,906	—	(56,793)
Expiring 12/30/19	Barclays Capital Group	ZAR	19,528	1,517,561	1,453,530	—	(64,031)
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	3,967,608	3,765,645	3,715,653	—	(49,992)
Expiring 05/09/18	Citigroup Global Markets	KRW	2,892,274	2,721,372	2,708,606	—	(12,766)
Expiring 05/09/18	Citigroup Global Markets	KRW	1,792,771	1,677,211	1,678,925	1,714	—

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	61

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won, (cont’d.)
Expiring 05/09/18	Deutsche Bank AG	KRW	26,295,709	$24,327,606	$24,625,853	$298,247	$—
Expiring 05/09/18	Deutsche Bank AG	KRW	832,894	785,861	780,003	—	(5,858)
Expiring 05/09/18	Toronto Dominion	KRW	2,041,755	1,921,290	1,912,097	—	(9,193)
Expiring 05/09/18	Toronto Dominion	KRW	488,537	458,720	457,513	—	(1,207)
Expiring 07/31/18	Deutsche Bank AG	KRW	310,278	284,946	291,505	6,559	—
Expiring 07/31/18	Morgan Stanley	KRW	356,400	324,000	334,836	10,836	—
Expiring 07/31/18	UBS AG	KRW	434,765	408,000	408,460	460	—
Expiring 04/30/19	BNP Paribas	KRW	650,928	611,792	619,087	7,295	—
Expiring 04/30/19	Deutsche Bank AG	KRW	362,239	333,631	344,520	10,889	—
Expiring 05/31/19	Goldman Sachs & Co.	KRW	330,408	312,000	314,648	2,648	—
Expiring 05/31/19	Morgan Stanley	KRW	642,595	609,233	611,943	2,710	—
Expiring 07/31/19	BNP Paribas	KRW	771,696	689,200	736,735	47,535	—
Expiring 07/31/19	Morgan Stanley	KRW	7,414,697	6,612,000	7,078,774	466,774	—
Thai Baht,
Expiring 05/11/18	Barclays Capital Group	THB	42,487	1,360,686	1,346,673	—	(14,013)
Expiring 05/11/18	Citigroup Global Markets	THB	354,306	11,246,040	11,230,031	—	(16,009)
Expiring 05/11/18	Citigroup Global Markets	THB	129,287	4,159,000	4,097,846	—	(61,154)
Expiring 05/11/18	Citigroup Global Markets	THB	87,203	2,774,000	2,763,984	—	(10,016)
Expiring 05/11/18	Citigroup Global Markets	THB	78,651	2,491,000	2,492,902	1,902	—
Expiring 05/11/18	Citigroup Global Markets	THB	57,551	1,827,000	1,824,110	—	(2,890)
Expiring 05/11/18	Citigroup Global Markets	THB	47,018	1,486,000	1,490,272	4,272	—
Expiring 05/11/18	Deutsche Bank AG	THB	47,114	1,510,857	1,493,310	—	(17,547)
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	14,969	3,689,677	3,634,450	—	(55,227)
Expiring 06/12/18	Barclays Capital Group	TRY	6,556	1,556,378	1,591,851	35,473	—
Expiring 06/12/18	Citigroup Global Markets	TRY	12,180	3,012,200	2,957,167	—	(55,033)
Expiring 06/12/18	Citigroup Global Markets	TRY	12,097	2,938,554	2,937,235	—	(1,319)
Expiring 06/12/18	Citigroup Global Markets	TRY	9,995	2,431,018	2,426,710	—	(4,308)
Expiring 06/12/18	Citigroup Global Markets	TRY	2,986	738,205	724,897	—	(13,308)
Expiring 06/12/18	Citigroup Global Markets	TRY	707	180,612	171,568	—	(9,044)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	12,304	2,953,300	2,987,326	34,026	—
Expiring 07/31/18	Morgan Stanley	TRY	1,471	352,000	351,739	—	(261)
Expiring 11/30/18	BNP Paribas	TRY	982	254,000	226,070	—	(27,930)
Expiring 11/30/18	Citigroup Global Markets	TRY	3,526	878,161	811,787	—	(66,374)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	989,625	—	(10,375)
Expiring 11/30/18	Morgan Stanley	TRY	3,969	885,317	913,868	28,551	—
Expiring 02/28/19	Barclays Capital Group	TRY	2,565	569,627	574,547	4,920	—
Expiring 04/30/19	Morgan Stanley	TRY	123	26,146	26,991	845	—
Expiring 08/29/19	Citigroup Global Markets	TRY	19,588	4,030,447	4,160,636	130,189	—

				$796,995,921	$791,307,090	$4,139,966	$(9,828,797)

See Notes to Financial Statements.

62

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	BNP Paribas	ARS	20,762	$1,012,766	$1,008,917	$3,849	$—
Expiring 05/03/18	Citigroup Global Markets	ARS	48,425	2,363,120	2,353,221	9,899	—
Expiring 05/03/18	Citigroup Global Markets	ARS	37,150	1,808,214	1,805,297	2,917	—
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	9,746	7,506,051	7,339,391	166,660	—
Expiring 07/12/18	Citigroup Global Markets	AUD	5,065	3,894,852	3,814,390	80,462	—
Expiring 07/12/18	JPMorgan Chase	AUD	7,631	5,761,960	5,747,051	14,909	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	15,805	4,606,833	4,510,329	96,504	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	36,473	10,456,252	10,408,340	47,912	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	9,806	2,891,261	2,798,311	92,950	—
Expiring 05/03/18	UBS AG	BRL	7,194	2,090,000	2,052,869	37,131	—
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	3,334	857,143	946,138	—	(88,995)
Expiring 06/29/18	Credit Suisse First Boston Corp.	BRL	2,927	813,000	830,510	—	(17,510)
Expiring 07/03/18	BNP Paribas	BRL	14,371	4,082,720	4,076,502	6,218	—
Expiring 07/31/18	Barclays Capital Group	BRL	5,000	1,526,252	1,414,665	111,587	—
Expiring 07/31/18	Barclays Capital Group	BRL	1,083	328,586	306,357	22,229	—
Expiring 07/31/18	Citigroup Global Markets	BRL	2,630	744,000	744,020	—	(20)
Expiring 09/28/18	Morgan Stanley	BRL	6,902	1,980,000	1,944,639	35,361	—
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	5,296	1,458,000	1,469,926	—	(11,926)
Expiring 09/30/19	JPMorgan Chase	BRL	8,232	2,357,000	2,253,093	103,907	—
Expiring 12/24/19	JPMorgan Chase	BRL	7,093	1,998,000	1,926,236	71,764	—
Expiring 12/24/19	JPMorgan Chase	BRL	5,126	1,450,000	1,392,012	57,988	—
Expiring 03/31/20	JPMorgan Chase	BRL	42,174	11,787,000	11,349,559	437,441	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	3,741	5,242,253	5,172,060	70,193	—
Expiring 07/26/18	Citigroup Global Markets	GBP	3,125	4,378,000	4,321,210	56,790	—
Expiring 11/27/19	Hong Kong & Shanghai Bank	GBP	1,436	2,110,202	2,036,435	73,767	—
Expiring 11/27/19	JPMorgan Chase	GBP	911	1,333,917	1,292,529	41,388	—
Expiring 11/27/19	UBS AG	GBP	292	419,347	414,388	4,959	—
Canadian Dollar,
Expiring 07/12/18	Morgan Stanley	CAD	6,085	4,752,000	4,747,361	4,639	—
Expiring 07/12/18	Morgan Stanley	CAD	596	464,000	465,175	—	(1,175)
Expiring 01/31/19	Morgan Stanley	CAD	2,621	2,106,174	2,052,729	53,445	—
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	541	434,000	425,216	8,784	—

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	63

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	1,200,122	$1,984,000	$1,956,255	$27,745	$—
Expiring 07/13/18	Barclays Capital Group	CLP	963,999	1,588,687	1,571,364	17,323	—
Expiring 07/13/18	Barclays Capital Group	CLP	466,100	765,165	759,765	5,400	—
Expiring 07/13/18	Citigroup Global Markets	CLP	1,078,413	1,768,325	1,757,864	10,461	—
Expiring 07/13/18	UBS AG	CLP	968,642	1,614,000	1,578,932	35,068	—
Chinese Renminbi,
Expiring 07/24/18	Citigroup Global Markets	CNH	2,588	410,974	408,031	2,943	—
Expiring 07/31/18	Deutsche Bank AG	CNH	4,141	653,424	652,662	762	—
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	15,240	2,156,000	2,390,812	—	(234,812)
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	4,755,240	1,665,000	1,691,843	—	(26,843)
Expiring 06/15/18	UBS AG	COP	1,237,102	439,000	440,142	—	(1,142)
Czech Koruna,
Expiring 07/12/18	Morgan Stanley	CZK	22,095	1,065,000	1,046,893	18,107	—
Expiring 07/12/18	UBS AG	CZK	87,549	4,148,877	4,148,250	627	—
Euro,
Expiring 07/26/18	Barclays Capital Group	EUR	4,739	5,866,258	5,762,828	103,430	—
Expiring 07/26/18	Citigroup Global Markets	EUR	6,830	8,297,753	8,304,565	—	(6,812)
Expiring 07/26/18	Citigroup Global Markets	EUR	2,914	3,550,000	3,543,790	6,210	—
Expiring 07/26/18	JPMorgan Chase	EUR	37,298	45,899,746	45,352,711	547,035	—
Expiring 07/26/18	JPMorgan Chase	EUR	13,028	15,852,671	15,841,875	10,796	—
Expiring 07/26/18	JPMorgan Chase	EUR	6,684	8,238,654	8,127,046	111,608	—
Expiring 07/26/18	JPMorgan Chase	EUR	3,500	4,303,680	4,255,854	47,826	—
Expiring 07/26/18	Morgan Stanley	EUR	2,782	3,410,000	3,383,026	26,974	—
Expiring 07/26/18	Morgan Stanley	EUR	1,833	2,255,000	2,229,271	25,729	—
Expiring 07/26/18	UBS AG	EUR	2,178	2,648,361	2,648,203	158	—
Expiring 02/25/19	Citigroup Global Markets	EUR	4,600	5,835,781	5,699,793	135,988	—
Expiring 02/28/19	Deutsche Bank AG	EUR	1,536	1,927,419	1,903,748	23,671	—
Expiring 11/27/19	Citigroup Global Markets	EUR	494	646,795	628,437	18,358	—
Expiring 12/30/19	Deutsche Bank AG	EUR	727	937,525	926,809	10,716	—
Expiring 02/28/20	BNP Paribas	EUR	9,958	12,566,000	12,764,885	—	(198,885)
Hong Kong Dollar,
Expiring 05/14/18	Toronto Dominion	HKD	5,151	660,303	656,537	3,766	—
Hungarian Forint,
Expiring 07/24/18	Morgan Stanley	HUF	504,683	1,964,000	1,953,779	10,221	—
Expiring 07/24/18	Morgan Stanley	HUF	165,981	643,000	642,561	439	—

See Notes to Financial Statements.

64

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	36,572	$10,371,403	$10,215,774	$155,629	$—
Expiring 07/26/18	Morgan Stanley	ILS	2,396	672,000	669,277	2,723	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	439,453	4,065,244	4,044,806	20,438	—
Expiring 07/31/18	Citigroup Global Markets	JPY	710,208	6,576,000	6,539,303	36,697	—
Expiring 07/31/18	JPMorgan Chase	JPY	52,794	487,000	486,106	894	—
Expiring 06/28/19	Bank of America	JPY	117,369	1,070,711	1,111,665	—	(40,954)
Expiring 06/28/19	Morgan Stanley	JPY	224,761	2,132,745	2,128,825	3,920	—
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	38,128	2,026,000	2,019,581	6,419	—
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	2,178,328	—	(344,328)
Expiring 03/29/19	Barclays Capital Group	MXN	4,369	210,240	222,071	—	(11,831)
Expiring 03/29/19	JPMorgan Chase	MXN	40,651	1,959,387	2,066,201	—	(106,814)
Expiring 03/29/19	JPMorgan Chase	MXN	26,510	1,262,000	1,347,455	—	(85,455)
Expiring 03/29/19	JPMorgan Chase	MXN	4,765	239,778	242,200	—	(2,422)
Expiring 12/30/19	Morgan Stanley	MXN	23,784	1,074,000	1,163,355	—	(89,355)
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	622,444	21,480,618	21,152,957	327,661	—
Expiring 07/13/18	Citigroup Global Markets	TWD	34,645	1,188,507	1,177,365	11,142	—
New Zealand Dollar,
Expiring 07/12/18	Citigroup Global Markets	NZD	17,752	12,959,582	12,489,421	470,161	—
Norwegian Krone,
Expiring 07/24/18	Morgan Stanley	NOK	5,539	697,000	692,687	4,313	—
Expiring 07/24/18	Morgan Stanley	NOK	3,254	409,000	406,928	2,072	—
Peruvian Nuevo Sol,
Expiring 07/13/18	UBS AG	PEN	2,517	776,000	772,168	3,832	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	219,566	4,199,000	4,233,063	—	(34,063)
Expiring 06/14/18	Barclays Capital Group	PHP	190,967	3,616,115	3,681,702	—	(65,587)
Expiring 06/14/18	Barclays Capital Group	PHP	114,230	2,181,000	2,202,267	—	(21,267)
Expiring 06/14/18	Barclays Capital Group	PHP	104,367	1,987,000	2,012,121	—	(25,121)
Expiring 06/14/18	Barclays Capital Group	PHP	63,828	1,213,000	1,230,557	—	(17,557)
Expiring 06/14/18	Toronto Dominion	PHP	108,289	2,061,906	2,087,736	—	(25,830)
Polish Zloty,
Expiring 07/24/18	Citigroup Global Markets	PLN	1,649	474,000	470,499	3,501	—
Expiring 07/24/18	Morgan Stanley	PLN	9,201	2,637,000	2,625,948	11,052	—
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	195,213	3,078,000	3,072,207	5,793	—

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	65

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble, (cont’d.)
Expiring 07/13/18	Barclays Capital Group	RUB	104,210	$1,714,905	$1,640,036	$74,869	$—
Expiring 07/13/18	Barclays Capital Group	RUB	70,224	1,116,000	1,105,171	10,829	—
Expiring 07/13/18	Barclays Capital Group	RUB	38,952	621,700	613,013	8,687	—
Expiring 07/13/18	Citigroup Global Markets	RUB	60,991	972,125	959,861	12,264	—
Expiring 06/28/19	Morgan Stanley	RUB	145,904	2,166,000	2,215,584	—	(49,584)
Expiring 12/24/19	Barclays Capital Group	RUB	48,233	739,309	720,753	18,556	—
Expiring 12/24/19	Goldman Sachs & Co.	RUB	124,622	2,031,000	1,862,267	168,733	—
Expiring 03/31/20	Citigroup Global Markets	RUB	305,303	4,444,000	4,521,796	—	(77,796)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs & Co.	SAR	57,150	15,000,000	15,193,548	—	(193,548)
Singapore Dollar,
Expiring 05/11/18	Morgan Stanley	SGD	4,677	3,570,000	3,528,157	41,843	—
Expiring 05/11/18	Morgan Stanley	SGD	1,660	1,254,000	1,252,128	1,872	—
Expiring 05/11/18	Morgan Stanley	SGD	1,609	1,212,000	1,213,890	—	(1,890)
Expiring 05/11/18	Morgan Stanley	SGD	1,350	1,016,000	1,018,520	—	(2,520)
South African Rand,
Expiring 06/12/18	JPMorgan Chase	ZAR	24,651	1,964,000	1,965,969	—	(1,969)
Expiring 06/12/18	Morgan Stanley	ZAR	8,014	641,000	639,134	1,866	—
Expiring 09/28/18	Barclays Capital Group	ZAR	2,416	198,195	190,058	8,137	—
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	954,808	—	(173,808)
Expiring 06/28/19	BNP Paribas	ZAR	5,451	350,000	415,193	—	(65,193)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	28,706	1,986,000	2,186,356	—	(200,356)
South Korean Won,
Expiring 05/09/18	BNP Paribas	KRW	3,568,770	3,308,000	3,342,142	—	(34,142)
Expiring 05/09/18	BNP Paribas	KRW	1,776,667	1,672,001	1,663,844	8,157	—
Expiring 05/09/18	BNP Paribas	KRW	1,655,421	1,527,000	1,550,297	—	(23,297)
Expiring 05/09/18	Citigroup Global Markets	KRW	2,496,945	2,330,000	2,338,381	—	(8,381)
Expiring 07/31/18	Bank of America	KRW	666,678	585,576	626,342	—	(40,766)
Expiring 04/30/19	Goldman Sachs & Co.	KRW	375,417	354,000	357,053	—	(3,053)
Expiring 04/30/19	JPMorgan Chase	KRW	637,750	568,000	606,554	—	(38,554)
Expiring 05/31/19	Morgan Stanley	KRW	1,326,000	1,200,000	1,262,750	—	(62,750)
Expiring 07/31/19	Deutsche Bank AG	KRW	5,155,997	4,618,000	4,922,405	—	(304,405)
Expiring 07/31/19	Goldman Sachs & Co.	KRW	2,606,370	2,460,000	2,488,288	—	(28,288)
Expiring 12/24/19	Goldman Sachs & Co.	KRW	79,350	75,000	76,210	—	(1,210)
Swedish Krona,
Expiring 07/24/18	Bank of America	SEK	49,190	5,903,518	5,655,963	247,555	—

See Notes to Financial Statements.

66

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	43,381	$44,727,499	$44,111,886	$615,613	$—
Expiring 07/24/18	JPMorgan Chase	CHF	1,181	1,225,242	1,200,667	24,575	—
Expiring 07/24/18	JPMorgan Chase	CHF	736	756,001	748,275	7,726	—
Expiring 07/24/18	Morgan Stanley	CHF	794	810,010	807,525	2,485	—
Expiring 07/24/18	Toronto Dominion	CHF	2,595	2,703,513	2,639,062	64,451	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	132,703	4,257,000	4,206,144	50,856	—
Expiring 05/11/18	Citigroup Global Markets	THB	67,282	2,139,000	2,132,565	6,435	—
Expiring 05/11/18	Citigroup Global Markets	THB	65,134	2,073,000	2,064,464	8,536	—
Expiring 05/11/18	Citigroup Global Markets	THB	38,478	1,222,000	1,219,583	2,417	—
Expiring 05/11/18	Citigroup Global Markets	THB	31,165	993,000	987,810	5,190	—
Expiring 05/11/18	Citigroup Global Markets	THB	25,737	819,000	815,757	3,243	—
Expiring 05/11/18	Morgan Stanley	THB	25,446	817,144	806,540	10,604	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	8,415	2,122,866	2,043,043	79,823	—
Expiring 06/12/18	UBS AG	TRY	14,646	3,630,270	3,556,061	74,209	—
Expiring 06/12/18	UBS AG	TRY	13,861	3,515,143	3,365,432	149,711	—
Expiring 06/12/18	UBS AG	TRY	11,491	2,868,521	2,790,016	78,505	—
Expiring 06/12/18	UBS AG	TRY	8,525	2,139,553	2,069,773	69,780	—
Expiring 06/29/18	Morgan Stanley	TRY	4,092	959,358	988,643	—	(29,285)
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,365	2,327,852	—	(80,487)
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	613,497	113,503	—
Expiring 04/30/19	BNP Paribas	TRY	4,751	1,093,705	1,044,133	49,572	—
Expiring 04/30/19	BNP Paribas	TRY	914	210,240	200,776	9,464	—
Expiring 08/29/19	BNP Paribas	TRY	9,857	2,392,000	2,093,795	298,205	—
Expiring 08/29/19	Morgan Stanley	TRY	9,781	2,006,725	2,077,576	—	(70,851)
Expiring 12/24/19	BNP Paribas	TRY	13,966	3,000,000	2,867,061	132,939	—

				$485,546,021	$482,054,387	6,442,471	(2,950,837)

						$10,582,437	$(12,779,634)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	67

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
06/29/18	Buy	EUR	886	TRY	3,420	$249,234	$—	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	4,928	EUR	1,094	—	(136,599)	Credit Suisse First Boston Corp.
06/29/18	Buy	TRY	2,583	EUR	582	—	(82,091)	BNP Paribas
07/12/18	Buy	CAD	4,848	JPY	406,452	45,343	—	Barclays Capital Group
07/24/18	Buy	CHF	15,751	EUR	13,168	7,924	—	Citigroup Global Markets
09/28/18	Buy	EUR	991	ZAR	15,544	—	(11,138)	BNP Paribas
09/28/18	Buy	ZAR	17,960	EUR	1,024	160,851	—	Citigroup Global Markets
02/28/19	Buy	EUR	1,536	TRY	8,215	63,777	—	JPMorgan Chase
04/30/19	Buy	EUR	2,559	TRY	12,437	455,927	—	BNP Paribas
04/30/19	Buy	TRY	17,481	EUR	3,132	—	(61,396)	Citigroup Global Markets
06/28/19	Buy	AUD	1,120	JPY	94,696	—	(49,575)	BNP Paribas
06/28/19	Buy	JPY	493,315	AUD	5,950	170,944	—	Morgan Stanley
11/27/19	Buy	EUR	2,122	ZAR	41,069	—	(372,594)	Citigroup Global Markets
11/27/19	Buy	ZAR	16,840	EUR	974	20,764	—	Deutsche Bank AG
12/30/19	Buy	EUR	1,930	ZAR	33,514	—	(34,148)	Deutsche Bank AG
12/30/19	Buy	ZAR	19,940	EUR	1,203	—	(49,454)	Morgan Stanley
01/31/20	Buy	AUD	4,212	JPY	327,609	35,744	—	Deutsche Bank AG
01/31/20	Buy	EUR	2,420	TRY	14,760	98,314	—	Goldman Sachs & Co.
03/31/20	Buy	EUR	7,374	ZAR	124,584	314,284	—	Morgan Stanley
11/30/20	Buy	JPY	382,815	AUD	4,906	75,387	—	Deutsche Bank AG

						$1,698,493	$(796,995)

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Babson	05/15/18	1.000%(M)	2,372	$3,161	$—	$3,161	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/18	1.500%(M)	69	106	—	106	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	05/30/18	1.500%(M)	24	37	—	37	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/31/18	1.500%(M)	336	447	—	447	Goldman Sachs & Co.

See Notes to Financial Statements.

68

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d.):
Bear Stearns Asset Backed Securities Trust	05/31/18	1.500%(M)	204	$272	$—	$272	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	05/31/18	1.500%(M)	74	99	—	99	Goldman Sachs & Co.
Chase Mortgage	05/31/18	1.500%(M)	276	46	—	46	Goldman Sachs & Co.
Citibank Mortgage	05/31/18	1.500%(M)	129	171	—	171	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	108	166	—	166	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	102	156	—	156	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	93	143	—	143	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	90	138	—	138	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	80	123	—	123	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	72	111	—	111	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	55	84	—	84	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	53	82	—	82	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	33	51	—	51	Goldman Sachs & Co.
COMM Mortgage Trust	05/30/18	1.500%(M)	28	43	—	43	Goldman Sachs & Co.
Equity One Home Equity	05/31/18	1.500%(M)	269	358	—	358	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/30/18	1.500%(M)	157	242	—	242	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	05/30/18	1.500%(M)	93	143	—	143	Goldman Sachs & Co.
First Franklin Home Equity	05/31/18	1.500%(M)	113	19	—	19	Goldman Sachs & Co.
Flagship	05/15/18	1.000%(M)	1,836	2,446	—	2,446	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	218	335	—	335	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	140	215	—	215	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	89	137	—	137	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	73	112	—	112	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	62	95	—	95	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	51	79	—	79	Goldman Sachs & Co.
GS Mortgage Securities Trust	05/30/18	1.500%(M)	30	46	—	46	Goldman Sachs & Co.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	69

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d.):
GS Mortgage Securities Trust	05/30/18	1.500%(M)	29	$44	$—	$44	Goldman Sachs & Co.
GSAMP Home Equity	05/31/18	1.500%(M)	110	146	—	146	Goldman Sachs & Co.
Invesco	05/15/18	1.000%(M)	1,879	2,504	—	2,504	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	122	188	—	188	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	94	144	—	144	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	05/30/18	1.500%(M)	31	48	—	48	Goldman Sachs & Co.
Lehman Home Equity	05/31/18	1.500%(M)	241	321	—	321	Goldman Sachs & Co.
Long Beach Home Equity	05/31/18	1.500%(M)	227	303	—	303	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	157	242	—	242	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	66	102	—	102	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	53	81	—	81	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	48	74	—	74	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	41	63	—	63	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	35	54	—	54	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	33	51	—	51	Goldman Sachs & Co.
Morgan Stanley BAML Trust	05/30/18	1.500%(M)	20	31	—	31	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)	120	159	—	159	Goldman Sachs & Co.
Morgan Stanley Home Equity	05/31/18	1.500%(M)	106	142	—	142	Goldman Sachs & Co.
Napier	05/15/18	1.000%(M)	984	1,311	—	1,311	Goldman Sachs & Co.
New Century Home Equity	05/31/18	1.500%(M)	217	289	—	289	Goldman Sachs & Co.

See Notes to Financial Statements.

70

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^ (cont’d.):
New Century Home Equity	05/31/18	1.500%(M)		131	$174	$—	$174	Goldman Sachs & Co.
Octagon	05/15/18	1.000%(M)		1,086	1,447	—	1,447	Goldman Sachs & Co.
Option One Home Equity	05/31/18	1.500%(M)		378	503	—	503	Goldman Sachs & Co.
Partners Group	05/15/18	1.000%(M)	EUR	829	1,336	—	1,336	Goldman Sachs & Co.
Silvermine	05/15/18	1.000%(M)		1,788	2,382	—	2,382	Goldman Sachs & Co.
Venture CDO Ltd.	05/15/18	1.000%(M)		138	183	—	183	Goldman Sachs & Co.
WAMCO	05/15/18	1.000%(M)		1,383	1,843	—	1,843	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	05/30/18	1.500%(M)		21	32	—	32	Goldman Sachs & Co.

					$23,860	$—	$23,860

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Assured Guaranty Corp.	09/20/20	5.000%(Q)	300	0.479%	$(33,290)	$(16,608)	$(16,682)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%(Q)	1,900	0.368%	(38,513)	42,740	(81,253)	Deutsche Bank AG
Central Bank of Tunisia	12/20/22	1.000%(Q)	700	2.891%	53,380	70,893	(17,513)	Barclays Capital Group
China Development Bank Corp.	06/20/21	1.000%(Q)	1,900	0.357%	(39,134)	26,990	(66,124)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%(Q)	700	0.092%	(8,020)	(2,988)	(5,032)	Deutsche Bank AG
Republic of Argentina	06/20/18	5.000%(Q)	3,000	0.765%	(35,393)	(128,658)	93,265	BNP Paribas
Republic of Ireland	06/20/19	1.000%(Q)	700	0.040%	(8,439)	(10,231)	1,792	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)	900	0.215%	(9,052)	5,740	(14,792)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%(Q)	400	0.130%	(4,411)	12,674	(17,085)	Deutsche Bank AG

					$(122,872)	$552	$(123,424)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	71

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	1,300	1.305%	$(2,943)	$(3,737)	$794	Citigroup Global Markets
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.245%	26,752	16,516	10,236	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.245%	26,752	16,034	10,718	Hong Kong & Shanghai Bank
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	2.656%	(193,302)	(441,383)	248,081	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	410	2.859%	(27,273)	(70,771)	43,498	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	200	2.859%	(13,304)	(35,500)	22,196	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	500	3.016%	(39,722)	(49,578)	9,856	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.339%	(114,799)	(216,250)	101,451	Barclays Capital Group
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.038%	57,231	(14,500)	71,731	JPMorgan Chase
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.221%	169,658	20,902	148,756	Hong Kong & Shanghai Bank
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.276%	214,706	102,240	112,466	Barclays Capital Group
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.209%	3,256	(16,628)	19,884	Goldman Sachs & Co.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.596%	28,818	(38,725)	67,543	Barclays Capital Group
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.205%	49,319	916	48,403	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.184%	18,132	(7,647)	25,779	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.200%	40,849	18,280	22,569	Hong Kong & Shanghai Bank
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.339%	26,874	(25,398)	52,272	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.180%	5,371	(15,719)	21,090	Goldman Sachs & Co.

See Notes to Financial Statements.

72

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.297%	$53,823	$3,012	$50,811	Barclays Capital Group
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	1.054%	203	(27,517)	27,720	Citigroup Global Markets
Oriental Republic of Uruguay	06/20/21	1.000%(Q)	400	1.264%	(2,671)	(5,623)	2,952	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	650	0.101%	7,383	603	6,780	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.170%	29,205	20,407	8,798	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.170%	14,602	10,204	4,398	Hong Kong & Shanghai Bank
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.317%	87,339	(45,657)	132,996	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.390%	35,788	(5,233)	41,021	Citigroup Global Markets
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.390%	33,551	(4,230)	37,781	Barclays Capital Group
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.419%	45,250	(21,992)	67,242	Goldman Sachs & Co.
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.419%	22,625	(17,211)	39,836	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	2,300	0.443%	4,489	(102,865)	107,354	Barclays Capital Group
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	1.237%	(16,124)	(70,059)	53,935	Goldman Sachs & Co.
Republic of Brazil	09/20/18	1.000%(Q)	2,000	0.525%	6,074	4,693	1,381	BNP Paribas
Republic of Brazil	09/20/18	1.000%(Q)	1,000	0.525%	3,037	(44,239)	47,276	Barclays Capital Group

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	73

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.342%	$60,173	$2,887	$57,286	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.724%	21,438	(41,036)	62,474	Hong Kong & Shanghai Bank
Republic of Colombia	06/20/23	1.000%(Q)	5,000	1.069%	(10,366)	3,547	(13,913)	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.680%	(48,080)	(91,189)	43,109	Citigroup Global Markets
Republic of France	03/20/19	0.250%(Q)	1,200	0.024%	2,755	(14,962)	17,717	Deutsche Bank AG
Republic of France	12/20/19	0.250%(Q)	7,000	0.054%	24,239	(107,630)	131,869	Hong Kong & Shanghai Bank
Republic of France	12/20/19	0.250%(Q)	2,500	0.054%	8,657	(15,171)	23,828	Goldman Sachs & Co.
Republic of France	03/20/20	0.250%(Q)	3,000	0.042%	12,513	(188,678)	201,191	JPMorgan Chase
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.635%	54,751	(22,288)	77,039	Citigroup Global Markets
Republic of Indonesia	09/20/18	1.000%(Q)	2,200	0.020%	9,502	(122,244)	131,746	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%(Q)	1,200	0.192%	7,624	(70,888)	78,512	Goldman Sachs & Co.
Republic of Ireland	06/20/18	1.000%(Q)	2,000	0.025%	5,081	(81,677)	86,758	Hong Kong & Shanghai Bank
Republic of Ireland	06/20/21	1.000%(Q)	700	0.088%	20,196	3,082	17,114	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.228%	156,002	48,193	107,809	Goldman Sachs & Co.
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.284%	166,224	86,119	80,105	JPMorgan Chase
Republic of Ireland	06/20/24	1.000%(Q)	700	0.196%	32,686	(8,907)	41,593	Deutsche Bank AG
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.389%	147,295	(2,638)	149,933	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.389%	95,029	5,096	89,933	Goldman Sachs & Co.
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.406%	135,514	70,830	64,684	Morgan Stanley
Republic of Italy	06/20/20	1.000%(Q)	6,000	0.479%	72,308	(14,463)	86,771	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

74

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of Italy	09/20/20	1.000%(Q)	1,500	0.534%	$17,984	$(13,249)	$31,233	Barclays Capital Group
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.745%	31,467	(108,435)	139,902	JPMorgan Chase
Republic of Italy	03/20/22	1.000%(Q)	3,000	0.745%	31,467	(108,518)	139,985	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	4,000	0.899%	23,674	—	23,674	Morgan Stanley
Republic of Italy	06/20/24	1.000%(Q)	900	0.692%	16,450	(50,860)	67,310	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	5,000	1.221%	(70,418)	(371,094)	300,676	BNP Paribas
Republic of Italy	12/20/26	1.000%(Q)	400	1.259%	(7,031)	(36,893)	29,862	Hong Kong & Shanghai Bank
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.260%	111,010	(206,535)	317,545	JPMorgan Chase
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.468%	110,214	43,319	66,895	Citigroup Global Markets
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.533%	55,199	(105,928)	161,127	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.325%	28,723	(8,268)	36,991	JPMorgan Chase
Republic of Philippines	12/20/20	1.000%(Q)	750	0.362%	13,148	(42)	13,190	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.462%	18,636	(15,838)	34,474	Hong Kong & Shanghai Bank
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.533%	18,362	(17,211)	35,573	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.302%	26,165	(53,625)	79,790	Goldman Sachs & Co.
Republic of Portugal	06/20/21	1.000%(Q)	700	0.288%	15,887	(44,567)	60,454	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%(Q)	400	0.594%	9,530	(39,789)	49,319	Deutsche Bank AG
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.737%	14,298	(69,737)	84,035	Hong Kong & Shanghai Bank

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	75

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Republic of South Africa	12/20/18	1.000%(Q)	1,200	0.316%	$6,666	$(64,857)	$71,523	Goldman Sachs & Co.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.606%	(135,399)	(123,048)	(12,351)	Deutsche Bank AG
Republic of Turkey	06/20/18	1.000%(Q)	5,000	0.633%	8,414	3,093	5,321	Citigroup Global Markets
Republic of Turkey	06/20/18	1.000%(Q)	2,000	0.633%	3,366	2,031	1,335	BNP Paribas
Republic of Turkey	03/20/20	1.000%(Q)	2,000	1.047%	602	(76,304)	76,906	JPMorgan Chase
Russian Federation	12/20/21	1.000%(Q)	8,525	1.035%	(332)	(491,510)	491,178	Barclays Capital Group
Russian Federation	12/20/21	1.000%(Q)	3,000	1.035%	(117)	(178,672)	178,555	Barclays Capital Group
Russian Federation	12/20/22	1.000%(Q)	7,350	1.223%	(61,602)	(17,626)	(43,976)	Citigroup Global Markets
Russian Federation	06/20/23	1.000%(Q)	7,000	1.318%	(95,996)	(115,750)	19,754	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	4,000	1.318%	(54,855)	(79,215)	24,360	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	1,640	1.318%	(22,491)	(32,043)	9,552	BNP Paribas
Russian Federation	12/20/26	1.000%(Q)	1,200	1.835%	(70,216)	(131,616)	61,400	Barclays Capital Group
State Bank of India	06/20/18	1.000%(Q)	3,700	0.148%	8,759	4,471	4,288	Morgan Stanley
State of Illinois^	12/20/22	1.000%(Q)	2,725	* %	(82,916)	(110,628)	27,712	Citigroup Global Markets
State of Illinois^	12/20/24	1.000%(Q)	2,800	* %	(218,656)	(195,658)	(22,998)	Goldman Sachs & Co.
State of Illinois^	06/20/28	1.000%(Q)	1,000	* %	(114,571)	(115,737)	1,166	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	5,000	1.136%	(26,149)	(7,083)	(19,066)	Deutsche Bank AG

					$1,183,762	$(4,566,094)	$5,749,856

See Notes to Financial Statements.

76

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices--Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		18,571	$(9,512)	$(30,451)	$(20,939)
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)		8,560	36,773	16,113	(20,660)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	11,760	(51,534)	(139,495)	(87,961)

					$(24,273)	$(153,833)	$(129,560)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		36,000	$2,261,711	$2,699,940	$438,229
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		17,120	309,374	337,275	27,901
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	17,000	2,273,634	2,456,199	182,565
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	16,000	2,016,752	2,170,611	153,859

					$6,861,471	$7,664,025	$802,554

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.EM.27.V1	06/20/22	1.000%(Q)	10,670	$(12,108)	$(459,877)	$447,769	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	33,700	(28,411)	62,111	JPMorgan Chase

				$21,592	$(488,288)	$509,880

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	77

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Currency swap agreements outstanding at April 30, 2018:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
885	3 Month LIBOR plus 62.75 bps (Q)	JPY	100,000	0.07%(S)	Citigroup Global Markets	09/07/21	$(24,884)	$—	$(24,884)
2,612	3 Month LIBOR(Q)	CAD	3,460	3 Month Canadian Banker’s Acceptance minus 16.25 bps(Q)	Goldman Sachs & Co.	10/17/18	(82,276)	—	(82,276)

							$(107,160)	$—	$(107,160)

Inflation Swap Agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	3,590	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(42,114)	$(42,114)
EUR	5,210	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(58,089)	(58,089)
EUR	17,225	03/15/23	1.345%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(78,484)	(78,484)
EUR	1,800	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	29,692	29,692
EUR	2,535	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	37,052	37,052
EUR	8,525	03/15/28	1.512%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	48,501	48,501
GBP	3,590	04/15/27	3.460%(T)	U.K. Retail Price Index(1)(T)	—	(85,407)	(85,407)

See Notes to Financial Statements.

78

Inflation Swap Agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
GBP	1,490	04/15/37	3.570%(T)	U.K. Retail Price Index(2)(T)	$—	$82,683	$82,683
GBP	1,460	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(4,364)	54,875	59,239
GBP	615	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(25,143)	(25,143)
GBP	210	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	22,232	22,232
GBP	300	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(31,711)	(31,711)
GBP	130	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(25,251)	(25,251)
	6,000	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(36,000)	(147,092)	(111,092)

					$(40,364)	$(218,256)	$(177,892)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	2,240	10/27/21	2.173%(S)	6 Month BBSW(2)(S)	$(230)	$(16,257)	$(16,027)
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	167,732	239,930
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	12,234	12,234
AUD	29,240	03/07/23	2.600%(S)	6 Month BBSW(1)(S)	(13,454)	(29,893)	(16,439)
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	120	(7,091)	(7,211)
AUD	2,700	06/06/27	2.661%(S)	3 Month BBSW(2)(S)	—	(31,951)	(31,951)
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	31,975	31,975
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	9,722	9,722
AUD	2,000	12/19/32	4.423%(S)	6 Month BBSW(2)(S)	(5,183)	256,833	262,016
BRL	21,968	01/04/21	7.910%(T)	1 Day BROIS(2)(T)	—	11,627	11,627
BRL	44,920	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(801,206)	(801,206)
BRL	38,848	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	897,766	897,766
BRL	44,455	01/04/21	11.180%(T)	1 Day BROIS(2)(T)	—	1,598,200	1,598,200
BRL	5,231	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	138,794	138,794
BRL	5,783	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	160,811	160,811
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	(13,351)	(13,351)
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	38,006	38,006
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	375,903	375,903
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	120,415	120,415
BRL	18,750	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	348,677	348,677
CAD	22,000	10/19/18	0.955%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	152	(74,962)	(75,114)
CAD	41,460	10/26/18	0.910%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	171	(149,221)	(149,392)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	79

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d):
CAD	31,070	12/22/18	1.180%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$33,376	$(141,422)	$(174,798)
CAD	15,000	02/08/19	1.070%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	140	(92,603)	(92,743)
CAD	134,535	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(214,184)	(618,194)	(404,010)
CAD	28,155	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(66,077)	(166,100)	(100,023)
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(109,082)	(109,206)
CAD	20,550	12/22/21	1.560%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(63,051)	495,455	558,506
CAD	7,930	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	238,799	238,799
CAD	4,200	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(22,600)	(10,216)	12,384
CAD	54,950	03/22/23	2.480%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(74,039)	(24,918)	49,121
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	127	(80,210)	(80,337)
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	(9,651)	(92,877)
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	(19,824)	(19,732)
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	(97,982)	(97,941)
CAD	2,165	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(16,593)	(16,593)
CAD	1,495	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(118,690)	(121,354)	(2,664)
CAD	1,732	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	31,743	31,743
CHF	2,400	10/21/21	(0.522%)(A)	6 Month CHF LIBOR(2)(S)	162	(32,366)	(32,528)
CHF	37,090	02/23/23	0.040%(A)	6 Month CHF LIBOR(2)(S)	131,440	157,663	26,223
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	(71,310)	(71,473)
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	(6,962)	(6,962)
CHF	6,230	10/05/37	—(5)	—(5)	—	(2,132)	(2,132)
CZK	725,400	04/24/20	1.198%(A)	3 Month PRIBOR(1)(Q)	(6,133)	(32,743)	(26,610)
CZK	171,000	01/06/22	0.555%(A)	6 Month PRIBOR(2)(S)	33	(272,109)	(272,142)
CZK	34,000	01/23/22	0.513%(A)	6 Month PRIBOR(2)(S)	13	(57,679)	(57,692)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(228,016)	(228,016)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(189,798)	(189,798)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	8,086	8,086
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	197,749	197,749
CZK	98,760	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	201,664	201,664
DKK	15,000	01/27/20	0.385%(A)	6 Month CIBOR(2)(S)	30	21,705	21,675
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	(6,461)	52,586
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	17,793	17,755
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	(23,976)	(24,004)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	(5,160)	(5,183)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	15,485	15,485
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	102	102
EUR	2,300	09/01/18	0.174%(A)	6 Month EURIBOR(2)(S)	174	8,728	8,554
EUR	4,000	10/26/18	(0.189%)(A)	6 Month EURIBOR(2)(S)	173	(2,490)	(2,663)
EUR	830	07/02/19	0.656%(A)	6 Month EURIBOR(2)(S)	171	16,959	16,788
EUR	26,226	09/08/19	(0.195%)(A)	6 Month EURIBOR(2)(S)	—	(11,410)	(11,410)

See Notes to Financial Statements.

80

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	$171	$18,273	$18,102
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	28,465	28,295
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	28,911	28,739
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	(3,170)	60,119
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(14,565)	(14,565)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	125,553	125,553
EUR	16,635	11/23/22	0.197%(A)	6 Month EURIBOR(1)(S)	10,787	69,936	59,149
EUR	1,410	05/12/25	0.895%(A)	6 Month EURIBOR(2)(S)	184	43,081	42,897
EUR	17,940	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	308	414,518	414,210
EUR	5,339	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	(61,626)	(61,626)
EUR	2,000	03/04/29	2.302%(A)	6 Month EURIBOR(2)(S)	245,068	323,720	78,652
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	142,004	141,827
EUR	1,360	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	174	74,126	73,952
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	(18,962)	(19,142)
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	(109,854)	(33,639)
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	(40,918)	(41,096)
EUR	450	05/03/31	1.048%(A)	6 Month EURIBOR(2)(S)	179	(5,301)	(5,480)
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	182	(115,556)	(115,738)
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	173	(53,235)	(53,408)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	(148,080)	(148,264)
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	(70,184)	(70,360)
EUR	600	10/04/31	0.593%(A)	6 Month EURIBOR(2)(S)	175	(57,959)	(58,134)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	660	484
EUR	1,850	12/19/31	1.160%(A)	6 Month EURIBOR(2)(S)	565	(17,006)	(17,571)
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(14,197)	(19,785)	(5,588)
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,245	(58,212)	(71,457)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	220	(69,793)	(70,013)
EUR	4,680	03/29/32	1.170%(A)	6 Month EURIBOR(2)(S)	1,893	(70,416)	(72,309)
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	(27,462)	(27,462)
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	(52,854)	(52,854)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(101,776)	(60,216)	41,560
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	(505,697)	(437,112)
EUR	6,200	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	34,063	34,063
EUR	6,200	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(39,005)	(39,005)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	22,363	22,363
EUR	3,500	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(155,995)	(151,172)	4,823
EUR	410	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	26,513	22,416	(4,097)
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	48,090	102,411	54,321
EUR	700	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	180	(42,793)	(42,973)
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	(82,167)	(82,344)
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	178	(84,787)	(84,965)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	81

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	$180	$(93,754)	$(93,934)
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	188	(25,192)	(25,380)
EUR	23,700	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	110,001	110,001
EUR	23,700	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(6,141)	(125,102)	(118,961)
EUR	6,720	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	49,388	49,388
EUR	6,720	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(36,374)	(36,374)
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,099)	(80,345)	107,754
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	(143,527)	(149,017)	(5,490)
EUR	1,530	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	27,917	27,917
EUR	7,380	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	61,612	61,612
EUR	7,380	01/26/48	1.863%(A)	6 Month EURIBOR(1)(Q)	—	(59,740)	(59,740)
EUR	5,000	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(1,816)	(1,816)
EUR	5,000	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	1,043	1,043
GBP	690	06/30/19	2.166%(S)	6 Month GBP LIBOR(2)(S)	203	18,967	18,764
GBP	850	08/04/19	0.109%(A)	1 Day SONIA(1)(A)	199	11,225	11,026
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	17,069	17,069
GBP	510	06/30/21	2.469%(S)	6 Month GBP LIBOR(2)(S)	203	32,399	32,196
GBP	2,260	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	(13,128)	76,234	89,362
GBP	4,100	09/07/25	1.075%(S)	6 Month GBP LIBOR(1)(S)	198	152,698	152,500
GBP	2,580	12/13/26	1.383%(S)	6 Month GBP LIBOR(1)(S)	214	28,462	28,248
GBP	10,145	12/07/27	1.364%(A)	1 Day SONIA(1)(A)	(12,505)	(158,515)	(146,010)
GBP	10,740	06/23/31	1.618%(S)	6 Month GBP LIBOR(2)(S)	369	21,361	20,992
GBP	4,430	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	235	(63,294)	(63,529)
GBP	2,100	12/22/31	1.533%(S)	6 Month GBP LIBOR(2)(S)	3,696	(30,479)	(34,175)
GBP	2,780	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	16,473	(128,154)	(144,627)
GBP	7,960	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(298,360)	(425,289)	(126,929)
GBP	3,500	05/15/32	1.398%(S)	6 Month GBP LIBOR(2)(S)	20,278	(140,029)	(160,307)
GBP	8,500	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	(19,196)	(37,257)	(18,061)
GBP	1,000	04/21/36	1.787%(S)	6 Month GBP LIBOR(2)(S)	87,073	23,051	(64,022)
GBP	3,620	12/13/36	1.644%(S)	6 Month GBP LIBOR(2)(S)	43,693	(12,822)	(56,515)
GBP	1,500	05/08/37	1.450%(S)	6 Month GBP LIBOR(2)(S)	(79)	(73,753)	(73,674)
GBP	3,810	06/23/46	1.626%(S)	6 Month GBP LIBOR(1)(S)	244	27,533	27,289
GBP	1,010	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	213	10,479	10,266
GBP	9,670	12/21/46	1.551%(S)	6 Month GBP LIBOR(1)(S)	(33,189)	306,861	340,050
GBP	2,320	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	177,430	189,536	12,106
GBP	2,000	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(73,491)	(13,848)	59,643
HUF	3,735,010	05/04/21	1.080%(A)	6 Month BUBOR(1)(S)	—	(392,903)	(392,903)
HUF	623,000	12/23/21	1.153%(A)	6 Month BUBOR(1)(S)	9	(50,396)	(50,405)
HUF	3,017,210	05/04/22	1.360%(A)	6 Month BUBOR(2)(S)	—	423,980	423,980
HUF	375,000	09/09/23	1.365%(A)	6 Month BUBOR(2)(S)	(32,218)	32,636	64,854

See Notes to Financial Statements.

82

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	$16,300	$55,582	$39,282
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	305,245	305,204
HUF	900,000	04/18/28	2.035%(A)	6 Month BUBOR(2)(S)	—	(3,735)	(3,735)
INR	301,000	12/05/22	6.550%(S)	1 Day INOIS(2)(S)	—	(32,933)	(32,933)
JPY	32,800	07/04/21	(0.157%)(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(2,419)	12,594
JPY	500,000	10/25/21	(0.047%)(S)	6 Month JPY LIBOR(2)(S)	21	(21,165)	(21,186)
JPY	320,000	01/29/22	0.316%(S)	6 Month JPY LIBOR(2)(S)	16	26,854	26,838
JPY	4,326,000	11/24/22	0.096%(S)	6 Month JPY LIBOR(1)(S)	14,140	15,950	1,810
JPY	102,400	10/25/23	(0.015%)(S)	6 Month JPY LIBOR(2)(S)	(87,717)	(7,989)	79,728
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,956)	(96,498)	(42,542)
JPY	140,000	09/21/26	0.098%(S)	6 Month JPY LIBOR(2)(S)	(169,999)	(15,961)	154,038
JPY	135,000	04/25/27	0.221%(S)	6 Month JPY LIBOR(2)(S)	—	(5,531)	(5,531)
JPY	716,800	04/16/28	1.235%(S)	6 Month JPY LIBOR(2)(S)	(61,410)	603,168	664,578
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,802	123,802	74,000
JPY	50,000	04/02/29	1.288%(S)	6 Month JPY LIBOR(2)(S)	5	46,772	46,767
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	73,641	73,631
JPY	100,000	08/28/29	1.043%(S)	6 Month JPY LIBOR(2)(S)	10	70,513	70,503
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	144,495	145,770
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	471,960	60,751
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	26	(28,954)	(28,980)
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	(20,726)	(20,754)
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	(68,814)	(68,829)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	24	(72,148)	(72,172)
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	13	(37,946)	(37,959)
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	(20,833)	(20,845)
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	(31,043)	(31,070)
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	47	(83,917)	(83,964)
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	(326)	(326)
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	1,137	1,137
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	(5,597)	(5,597)
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	(3,789)	(3,789)
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	243,590	270,189
JPY	180,000	11/05/34	1.293%(S)	6 Month JPY LIBOR(2)(S)	85,259	197,597	112,338
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	73,234	73,225
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	206,391	206,360
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	27,231	27,224
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	103,899	103,884
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	294,940	294,900
JPY	160,000	03/03/35	1.153%(S)	6 Month JPY LIBOR(2)(S)	20	135,397	135,377
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	26,979	26,968
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	(20,070)	(20,079)

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	83

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	$18	$(31,878)	$(31,896)
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	(40,333)	(40,344)
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	(147,735)	(147,777)
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	(57,313)	(57,334)
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	49	45,550	45,501
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	19	(4,052)	(4,071)
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	30	6,445	6,415
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	29,065	29,031
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	17	17,625	17,608
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	2,820	2,820
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	13,994	(1,046)
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	3,092	3,092
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	(6,916)	(6,916)
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	7,714	7,714
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	(7,724)	(7,724)
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	(6,644)	(6,644)
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	(6,519)	(6,519)
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	(9,989)	(9,989)
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	(3,077)	(3,077)
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	(1,751)	(1,751)
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	460	460
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	(824)	(824)
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	(20,572)	(20,572)
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	(6,255)	(6,255)
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	28,993	28,993
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	27,749	27,749
JPY	570,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	66,327	66,327
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	—	53,842	53,842
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	(70,402)	(70,402)
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	(47,285)	(47,285)
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	(62,895)	(62,895)
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(49,290)	(111,375)	(62,085)
JPY	60,000	06/17/41	0.318%(S)	6 Month JPY LIBOR(2)(S)	11	(56,996)	(57,007)
JPY	100,000	07/07/41	0.187%(S)	6 Month JPY LIBOR(2)(S)	17	(122,615)	(122,632)
JPY	61,000	10/04/42	0.853%(S)	6 Month JPY LIBOR(2)(S)	—	5,370	5,370
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	(82,003)	(82,003)
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	3,757	3,757
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	17,480	17,480
MXN	27,400	12/27/24	5.795%(M)	28 Day Mexican Interbank Rate(2)(M)	21	(139,293)	(139,314)
MXN	92,000	10/15/26	6.445%(M)	28 Day Mexican Interbank Rate(2)(M)	47	(395,765)	(395,812)
MXN	20,000	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(37,664)	(37,664)

See Notes to Financial Statements.

84

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
MXN	95,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	$—	$(143,244)	$(143,244)
MXN	64,515	10/28/27	7.430%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(77,658)	(77,658)
NOK	796,200	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	(1,043,858)	(1,849,563)	(805,705)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,643)	(87,725)	(84,082)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	(21,997)	(40,687)
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	(16,592)	(16,592)
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	(8,914)	(8,914)
NZD	35,000	09/22/18	2.048%(S)	3 Month BBR(2)(Q)	167	(3,331)	(3,498)
NZD	2,600	03/13/19	4.550%(S)	3 Month BBR(2)(Q)	—	44,572	44,572
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	244,072	29,704
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	3,651	3,651
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(67,254)	337	67,591
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	154,507	126,400
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	52,209	49,717
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	23,058	23,058
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,670	80,482	6,812
NZD	5,000	04/18/28	3.193%(S)	3 Month BBR(2)(Q)	—	(4,077)	(4,077)
PLN	15,000	10/17/21	2.070%(A)	6 Month WIBOR(2)(S)	59	37,497	37,438
PLN	9,000	02/13/22	1.990%(A)	6 Month WIBOR(2)(S)	51	(16,119)	(16,170)
PLN	6,000	03/15/22	2.530%(A)	6 Month WIBOR(2)(S)	—	23,326	23,326
PLN	5,450	06/13/22	2.220%(A)	6 Month WIBOR(2)(S)	403	19,345	18,942
PLN	4,000	03/14/23	3.810%(A)	6 Month WIBOR(2)(S)	65,345	79,070	13,725
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,493)	(51,829)	383,664
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	41,962	41,962
SEK	20,000	01/20/20	0.485%(A)	3 Month STIBOR(2)(Q)	28	31,457	31,429
SEK	95,040	05/04/21	0.106%(A)	3 Month STIBOR(2)(Q)	—	33,776	33,776
SEK	13,000	09/15/21	(0.003%)(A)	3 Month STIBOR(2)(Q)	26	(7,295)	(7,321)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(607)	2,380	2,987
SEK	76,020	05/04/22	0.305%(A)	3 Month STIBOR(1)(Q)	—	(34,028)	(34,028)
SEK	359,000	02/23/23	0.575%(A)	3 Month STIBOR(1)(Q)	(99,636)	(255,772)	(156,136)
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	30	16,765	16,735
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	18,617	18,617
SEK	12,700	08/29/24	1.657%(A)	3 Month STIBOR(2)(Q)	22,804	97,788	74,984
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	20	15,954	15,934
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	23	31,976	31,953
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	9,608	9,575
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	(3,471)	(3,471)
SEK	58,000	03/27/28	1.267%(A)	3 Month STIBOR(2)(Q)	—	28,385	28,385
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	188,366	188,366
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(130,401)	(130,401)
	43,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	248	367,543	367,295

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	85

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
25,300	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	$207	$192,825	$192,618
12,810	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	36,838	36,838
29,280	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	216	170,069	169,853
44,020	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(2,127)	330,289	332,416
660,470	01/30/19	2.135%(T)	1 Day USOIS(1)(T)	—	87,238	87,238
104,710	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	102,718	102,718
324,490	03/15/19	2.270%(S)	3 Month LIBOR(1)(Q)	105,711	553,742	448,031
12,032	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	72,914	72,914
12,038	03/31/19	1.432%(A)	1 Day USOIS(1)(A)	—	72,861	72,861
33,710	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	229,851	229,851
7,950	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	—	52,644	52,644
31,615	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(16,170)	200,664	216,834
19,860	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	237,093	237,093
69,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	19,344	430,846	411,502
143,360	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	137,269	1,014,334	877,065
82,895	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	26,216	429,825	403,609
65,165	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	733	236,862	236,129
75,290	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(129)	(23,364)	(23,235)
48,465	03/08/20	2.157%(A)	1 Day USOIS(2)(A)	—	97,774	97,774
51,335	03/15/20	2.500%(S)	3 Month LIBOR(2)(Q)	(25,526)	(180,080)	(154,554)
7,375	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(379)	15,527	15,906
125,670	03/31/20	2.295%(A)	1 Day USOIS(2)(A)	34,188	181,797	147,609
41,940	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	17,422	17,422
103,630	03/15/21	2.630%(S)	3 Month LIBOR(2)(Q)	(62,993)	(505,171)	(442,178)
14,550	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	119,498	(390,117)	(509,615)
22,275	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(750,934)	(750,934)
52,295	03/15/22	2.700%(S)	3 Month LIBOR(2)(Q)	(47,497)	(290,876)	(243,379)
20,575	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	100,152	100,152
36,820	06/16/22	—(4)	—(4)	—	(219,370)	(219,370)
114,285	08/31/22	2.550%(A)	1 Day USOIS(2)(A)	—	—	—
15,740	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	(646,025)	(646,025)
10,570	03/15/23	2.750%(S)	3 Month LIBOR(2)(Q)	10,474	(61,444)	(71,918)
40,810	03/15/23	2.786%(S)	3 Month LIBOR(1)(Q)	40,006	168,879	128,873
15,410	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(1,880)	(69,340)	(67,460)
10,000	04/05/23	1.427%(S)	3 Month LIBOR(1)(Q)	223	687,070	686,847
15,835	05/31/23	1.578%(S)	3 Month LIBOR(1)(Q)	(30,326)	943,010	973,336
20,020	08/15/23	1.365%(S)	3 Month LIBOR(1)(Q)	259	1,540,506	1,540,247
2,625	08/15/23	1.406%(S)	3 Month LIBOR(1)(Q)	164	196,458	196,294
12,500	08/15/23	1.422%(S)	3 Month LIBOR(1)(Q)	218	925,365	925,147
9,545	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	453,056	688,595	235,539
27,780	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	302	826,034	825,732

See Notes to Financial Statements.

86

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
	39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	$—	$1,569,038	$1,569,038
	41,965	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(61,081)	1,608,295	1,669,376
	9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	426,963	426,963
	79,885	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	239,360	3,419,938	3,180,578
	30,545	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	100,339	1,297,437	1,197,098
	62,410	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	203,394	2,217,138	2,013,744
	15,400	02/14/25	—(3)	—(3)	—	12,884	12,884
	27,885	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	31,281	163,808	132,527
	22,935	02/28/25	3.020%(S)	3 Month LIBOR(1)(Q)	—	(104,404)	(104,404)
	23,110	03/15/25	2.840%(S)	3 Month LIBOR(1)(Q)	17,614	105,187	87,573
	1,170	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	46,093	53,126	7,033
	13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,472	762,748	624,276
	4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,823	235,497	212,674
	3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	135,967	135,967
	11,425	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(6,540)	414,694	421,234
	3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	203,697	203,697
	6,645	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(19,143)	326,184	345,327
	33,520	03/15/28	2.920%(S)	3 Month LIBOR(1)(Q)	(106,683)	91,980	198,663
	16,435	03/26/28	2.884%(S)	3 Months LIBOR(1)(Q)	3,774	107,379	103,605
	6,140	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	296,913	296,913
	7,225	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(427,467)	(427,467)
	5,840	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(1,895)	(45,743)	(43,848)
	14,470	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(95,758)	(1,388,305)	(1,292,547)
	5,715	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	393,952	393,952
	2,660	03/15/38	3.010%(S)	3 Month LIBOR(2)(Q)	(7,069)	(2,013)	5,056
	825	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(3,630)	(3,630)
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	352,312	352,132
	2,820	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(247,239)	(247,239)
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	75,231	75,231
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	165	193,681	193,516
	2,490	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	232,845	232,845
	1,985	03/15/48	2.990%(S)	3 Month LIBOR(2)(Q)	(6,612)	3,137	9,749
	620	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	1,711	1,711
	790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	72,858	72,858
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	55,432	55,432
ZAR	3,320	08/26/20	7.855%(Q)	3 Month JIBAR(2)(Q)	3	5,765	5,762
ZAR	148,100	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	24,129	24,129
ZAR	17,000	11/15/23	8.085%(Q)	3 Month JIBAR(2)(Q)	(311)	50,519	50,830
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	94,533	94,515
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	54,018	54,173

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	87

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
ZAR 68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	$53	$264,967	$264,914
ZAR 43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	32,521	32,521
ZAR 35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	(1,219)	(11,868)	(10,649)

				$(902,654)	$22,284,405	$23,187,059

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
AED	90,500	04/05/21	3.005%(M)	3 Month EIBOR(1)(Q)	$58,732	$—	$58,732	BNP Paribas
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	32,977	—	32,977	Morgan Stanley
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(Q)	4,107	—	4,107	Morgan Stanley
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	44,506	—	44,506	Morgan Stanley
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	17,795	—	17,795	Morgan Stanley
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	35,212	—	35,212	Morgan Stanley
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	15,425	—	15,425	Morgan Stanley
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	20,555	—	20,555	Citigroup Global Markets
COP	33,350,000	07/22/18	6.810%(Q)	1 Day COOIS(1)(Q)	(80,727)	—	(80,727)	Morgan Stanley
COP	33,000,000	12/06/18	6.100%(Q)	1 Day COOIS(1)(Q)	(178,245)	—	(178,245)	Morgan Stanley
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	107,591	—	107,591	Morgan Stanley
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	298,564	—	298,564	Morgan Stanley
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	67,167	—	67,167	Morgan Stanley
COP	484,000	12/19/27	6.085%(Q)	1 Day COOIS(2)(Q)	2,338	—	2,338	Morgan Stanley
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	13,848	—	13,848	Morgan Stanley
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	25,900	—	25,900	Morgan Stanley
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	32,512	—	32,512	Morgan Stanley
COP	13,000,000	03/27/28	6.150%(Q)	1 Day COOIS(2)(Q)	103,393	—	103,393	Citigroup Global Markets
CZK	25,000	06/27/18	1.635%(A)	6 Month PRIBOR(2)(S)	14,291	—	14,291	Hong Kong & Shanghai Bank
ILS	6,500	11/20/18	2.200%(A)	3 Month TELBOR(2)(Q)	38,377	—	38,377	Hong Kong & Shanghai Bank
ILS	97,780	11/20/21	0.915%(A)	3 Month TELBOR(1)(Q)	18,640	—	18,640	BNP Paribas
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	75,167	—	75,167	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	115,078	—	115,078	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	198,585	—	198,585	Credit Suisse First Boston Corp.

See Notes to Financial Statements.

88

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d.):
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	$9,296	$—	$9,296	JPMorgan Chase
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	29,231	—	29,231	Citigroup Global Markets
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	9,602	—	9,602	Barclays Capital Group
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	60,679	—	60,679	Citigroup Global Markets
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	32,494	—	32,494	Citigroup Global Markets
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	18,891	—	18,891	Citigroup Global Markets
ILS	40,000	11/21/27	2.800%(A)	3 Month TELBOR(2)(Q)	18,084	—	18,084	BNP Paribas
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	7,445	—	7,445	BNP Paribas
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	54,344	—	54,344	Hong Kong & Shanghai Bank
KRW	45,000,000	11/19/19	2.175%(Q)	3 Month KWCDC(2)(Q)	44,109	—	44,109	UBS AG
KRW	1,500,000	08/14/21	2.773%(Q)	3 Month KRW LIBOR(2)(Q)	31,559	—	31,559	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	(11,299)	—	(11,299)	JPMorgan Chase
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	(7,359)	(183)	(7,176)	Morgan Stanley
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	9,580	—	9,580	Citigroup Global Markets
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	(84,742)	(14)	(84,728)	JPMorgan Chase
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	(68,411)	—	(68,411)	Morgan Stanley
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(100,966)	—	(100,966)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	(28,165)	—	(28,165)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	(116,399)	—	(116,399)	Morgan Stanley
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	(2,558)	—	(2,558)	Citigroup Global Markets
SAR	90,500	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(48,539)	—	(48,539)	BNP Paribas
SAR	37,850	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	15,487	—	15,487	BNP Paribas
SAR	38,780	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	67,318	—	67,318	BNP Paribas
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	(26,924)	—	(26,924)	Morgan Stanley
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	16,621	—	16,621	Citigroup Global Markets

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	89

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements (cont’d.):
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	$(4,862)	$—	$(4,862)	Barclays Capital Group
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(63,427)	—	(63,427)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	41,905	—	41,905	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	74,514	—	74,514	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	(38,258)	—	(38,258)	Deutsche Bank AG

					$1,021,038	$(197)	$1,021,235

Securities with a combined market value of $19,888,258 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives quarterly the floating rate of 1 Day USOIS plus 38.25bps quarterly.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.38 bps quarterly.
(5)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.

Total return swap agreements outstanding at April 30, 2018:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement :
Citigroup Global Markets	06/20/18	5,000	Pay quarterly variable payment based on 3 Month LIBOR and receive fixed payment on iBoxx USD Liquid High Yield Index upon termination.	$14,432	$(12,912)	$27,344

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

90

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$645,512	$(5,712,451)	$8,400,220	$(1,298,629)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices generally in active markets for identical securities.

Level 2 — quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 — unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$6,352,196	$—
Collateralized Loan Obligations	—	177,092,725	33,000,000
Consumer Loans	—	18,422,424	4,306,088
Home Equity Loans	—	14,223,227	—
Residential Mortgage-Backed Securities	—	11,840,352	4,132,581
Student Loans	—	11,185,130	—
Bank Loans	—	808,870	—
Commercial Mortgage-Backed Securities	—	134,825,325	—
Corporate Bonds	—	167,941,916	—
Foreign Bonds
Argentina	—	21,533,807	—
Australia	—	2,377,477	—
Austria	—	4,452,517	—
Belgium	—	7,339,723	—
Brazil	—	33,553,962	—
Bulgaria	—	12,774,770	—
Canada	—	26,329,734	—
Cayman Islands	—	2,268,250	—
Chile	—	924,445	—
China	—	1,699,288	—

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	91

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Bonds (continued)
Colombia	$—	$18,012,880	$—
Costa Rica	—	1,200,540	—
Croatia	—	5,625,920	—
Cyprus	—	30,311,832	—
Denmark	—	1,660,670	—
Dominican Republic	—	4,226,000	—
Egypt	—	2,684,160	—
Finland	—	733,873	—
France	—	49,587,836	—
Germany	—	10,664,269	—
Greece	—	47,000,401	—
Guernsey	—	1,999,868	—
Hong Kong	—	2,121,960	—
Hungary	—	19,469,259	—
Iceland	—	8,091,653	—
Indonesia	—	31,137,611	—
Iraq	—	1,698,756	—
Ireland	—	3,104,323	—
Isle of Man	—	9,129,833	—
Israel	—	7,563,183	—
Italy	—	88,012,390	—
Japan	—	48,087,238	—
Kuwait	—	1,985,937	—
Latvia	—	1,251,661	—
Lithuania	—	9,592,983	—
Macedonia	—	643,046	—
Malaysia	—	7,649,460	—
Mexico	—	46,060,945	—
Montenegro	—	898,725	—
Netherlands	—	11,915,337	—
New Zealand	—	6,349,174	—
Norway	—	4,154,652	—
Panama	—	3,529,225	—
Peru	—	16,073,006	—
Poland	—	12,027,346	—
Portugal	—	39,581,589	—
Qatar	—	3,031,892	—
Romania	—	11,240,689	—
Russia	—	11,564,660	—
Saudi Arabia	—	7,653,955	—
Senegal	—	1,669,910	—
Serbia	—	2,534,300	—
Singapore	—	774,242	—

See Notes to Financial Statements.

92

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Foreign Bonds (continued)
Slovak Republic	$—	$2,230,071	$—
Slovenia	—	10,183,637	—
South Africa	—	9,816,565	—
South Korea	—	8,083,046	—
Spain	—	86,479,722	—
Supranational Bank	—	33,664,862	—
Sweden	—	12,776,804	—
Switzerland	—	8,906,583	—
Tunisia	—	725,284	—
Turkey	—	8,602,756	—
Ukraine	—	1,730,062	—
United Arab Emirates	—	3,796,307	—
United Kingdom	—	56,736,626	—
Uruguay	—	1,159,329	—
Municipal Bonds	—	720,618	—
Residential Mortgage-Backed Securities	—	56,425,277	1,459,000
U.S. Government Agency Obligations	—	4,380,907	—
U.S. Treasury Obligations	—	4,180,095	—
Common Stock	34,390	—	—
Preferred Stock	107,160	—	—
Affiliated Mutual Funds	157,341,181	—	—
Options Purchased	—	29,634,957	—
Options Written	—	(28,770,285)	(81,479)
Other Financial Instruments*
Futures Contracts	(808,214)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,197,197)	—
OTC Cross Currency Exchange Contracts	—	901,498	—
Centrally Cleared Credit Default Swap Agreements	—	672,994	—
OTC Credit Default Swap Agreements	—	1,498,625	(392,283)
OTC Currency Swap Agreements	—	(107,160)	—
Centrally Cleared Inflation Swap Agreements	—	(177,892)	—
Centrally Cleared Interest Rate Swap Agreements	—	23,187,059	—
OTC Interest Rate Swap Agreements	—	1,021,038	—
OTC Total Return Swap Agreements	—	14,432	—

Total	$156,674,517	$1,584,529,947	$42,423,907

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	93

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Consumer Loans	Asset-Backed Securities— Residential Mortgage- Backed Securities	Residential Mortgage— Backed Securities	Options Written	Credit Default Swaps
Balance as of 10/31/17	$—	$—	$1,600,000	$5,416,742	$—	$14,181
Realized gain (loss)	—	—	—	—	—	33,117
Change in unrealized appreciation (depreciation)	—	16,088	2,581	—	(59,855)	(392,283)
Purchases/Exchanges/Issuances	33,000,000	4,290,000	4,130,000	1,459,000	—	—
Sales/Paydowns	—	—	—	—	(21,624)	(47,298)
Accrued discount/premium	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	(1,600,000)	(5,416,742)	—	—

Balance as of 04/30/18	$33,000,000	$4,306,088	$4,132,581	$1,459,000	$(81,479)	$(392,283)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$16,088	$2,581	$—	$(59,855)	$(392,283)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$33,000,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Consumer Loans	4,306,088	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Residential Mortgage-Backed Securities	4,132,581	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	1,459,000	Market Approach	Single Broker Indicative Quote
Options Written	(81,479)	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	(392,283)	Market Approach	Single Broker Indicative Quote

	$42,423,907

See Notes to Financial Statements.

94

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities—Residential Mortgage-Backed Securities	$1,600,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$5,416,742	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Sovereign Bonds	46.0%
Collateralized Loan Obligations	12.7
Affiliated Mutual Funds (including 2.7% of collateral for securities on loan)	9.5
Commercial Mortgage-Backed Securities	8.1
Banks	6.2
Residential Mortgage-Backed Securities	4.4
Oil & Gas	2.2
Multi-National	2.0
Options Purchased	1.8
Consumer Loans	1.4
Electric	1.4
Media	1.1
Chemicals	1.0
Pipelines	0.9
Home Equity Loans	0.8
Pharmaceuticals	0.7
Student Loans	0.7
Auto Manufacturers	0.7
Telecommunications	0.5
Software	0.4
Insurance	0.4
Transportation	0.4
Automobiles	0.4
Commercial Services	0.4
Healthcare-Services	0.4
Miscellaneous Manufacturing	0.3
Diversified Financial Services	0.3
Retail	0.3
Biotechnology	0.3
Foods	0.3
U.S. Government Agency Obligations	0.3
U.S. Treasury Obligations	0.3%
Real Estate Investment Trusts (REITs)	0.2
Entertainment	0.2
Auto Parts & Equipment	0.1
Oil & Gas Services	0.1
Home Builders	0.1
Apparel	0.1
Packaging & Containers	0.1
Internet	0.1
Housewares	0.1
Healthcare-Products	0.1
Computers	0.1
Hotels, Resorts & Cruise Lines	0.1
Forest Products & Paper	0.0	*
Household Products/Wares	0.0	*
Municipal Bonds	0.0	*
Electronics	0.0	*
Lodging	0.0	*
Office & Business Equipment	0.0	*
Airlines	0.0	*
Investment Companies	0.0	*
Semiconductors	0.0	*
Consumer Cyclical - Services	0.0	*
Building Materials	0.0	*
Mining	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Agriculture	0.0	*

	108.0
Options Written	(1.7)
Liabilities in excess of other assets	(6.3)

	100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	95

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$802,554	*	Due from/to broker-variation margin swaps	$129,560	*
Credit contracts	Premiums paid for OTC swap agreements	645,512		Premiums received for OTC swap agreements	5,699,342
Credit contracts	Unaffiliated investments	138,408		Options written outstanding, at value	255,609
Credit contracts	Unrealized appreciation on OTC swap agreements	6,490,957		Unrealized depreciation on OTC swap agreements	330,785
Foreign exchange contracts	Unaffiliated investments	29,340,911		Options written outstanding, at value	28,359,038
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	1,698,493		Unrealized depreciation on OTC cross currency exchange contracts	796,995
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,582,437		Unrealized depreciation on OTC forward foreign currency exchange contracts	12,779,634
Interest rate contracts	Due from/to broker-variation margin futures	2,843,369	*	Due from/to broker-variation margin futures	3,651,583	*
Interest rate contracts	Due from/to broker-variation margin swaps	38,721,305	*	Due from/to broker-variation margin swaps	15,712,138	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	13,109
Interest rate contracts	Unaffiliated investments	155,638		Options written outstanding, at value	237,117
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,909,263		Unrealized depreciation on OTC swap agreements	967,844

Total		$93,328,847			$68,932,754

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts, and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

96

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2018 are as follows:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$(897,110)	$1,041,547	$—	$—	$958,003
Foreign exchange contracts	(4,649,142)	5,185,839	—	172,328	—
Interest rate contracts	(1,065,245)	843,880	(18,231,909)	—	3,367,230

Total	$(6,611,497)	$7,071,266	$(18,231,909)	$172,328	$4,325,233

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$325,111	$8,780	$—	$—	$979,985
Foreign exchange contracts	(4,418,333)	4,792,119	—	(979,897)	—
Interest rate contracts	526,764	(498,194)	1,409,878	—	15,791,221

Total	$(3,566,458)	$4,302,705	$1,409,878	$(979,897)	$16,771,206

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(2)
$23,253,655	$1,463,418,674	$788,164,908	$478,014,951	$637,078,463	$441,459,637	$54,385,869

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	97

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$39,987,452	$279,933,947	$22,397,333	$86,113,565	$4,471,251,849	$8,333,333

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$42,801,560	$(42,801,560)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$1,406,132	$(684,134)	$721,998	$(621,670)	$100,328
Barclays Capital Group	2,820,209	(3,032,801)	(212,592)	92,668	(119,924)
BNP Paribas	5,175,233	(4,096,114)	1,079,119	(1,072,258)	6,861
Citigroup Global Markets	6,414,902	(5,394,857)	1,020,045	(1,020,045)	—
Credit Suisse First Boston Corp.	520,330	(479,601)	40,729	—	40,729

See Notes to Financial Statements.

98

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Deutsche Bank AG	$11,705,068	$(11,665,434)	$39,634	$—	$39,634
Goldman Sachs & Co.	1,808,308	(4,265,977)	(2,457,669)	2,457,669	—
Hong Kong & Shanghai Bank	1,582,680	(1,534,950)	47,730	—	47,730
JPMorgan Chase	3,479,808	(2,885,993)	593,815	(410,536)	183,279
Morgan Stanley	14,929,134	(14,139,808)	789,326	(740,000)	49,326
Toronto Dominion	68,217	(176,102)	(107,885)	—	(107,885)
UBS AG	1,051,598	(1,083,702)	(32,104)	—	(32,104)

	$50,961,619	$(49,439,473)	$1,522,146	$(1,314,172)	$207,974

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	99

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value, including securities on loan of $42,801,560:
Unaffiliated investments (cost $1,619,710,719)	$1,631,526,054
Affiliated investments (cost $157,339,500)	157,341,181
Cash	1,993,582
Foreign currency, at value (cost $9,110,087)	9,047,186
Cash segregated for counterparty—OTC	3,400,000
Dividends and interest receivable	14,872,371
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,582,437
Receivable for Fund shares sold	9,032,722
Unrealized appreciation on OTC swap agreements	8,400,220
Receivable for investments sold	3,836,978
Unrealized appreciation on OTC cross currency exchange contracts	1,698,493
Due from broker—variation margin futures	1,354,217
Premiums paid for OTC swap agreements	645,512
Tax reclaim receivable	1,763
Prepaid expenses	2,737

Total Assets	1,853,735,453

Liabilities
Payable for investments purchased	100,337,368
Payable to broker for collateral for securities on loan	44,284,447
Options written outstanding, at value (premiums received $39,158,520)	28,851,764
Unrealized depreciation on OTC forward foreign currency exchange contracts	12,779,634
Premium received for OTC swap agreements	5,712,451
Payable for Fund shares reacquired	2,769,200
Unrealized depreciation on OTC swap agreements	1,298,629
Unrealized depreciation on OTC cross currency exchange contracts	796,995
Management fee payable	617,388
Due to broker—variation margin swaps	368,944
Dividends payable	307,360
Accrued expenses and other liabilities	148,148
Distribution fee payable	74,964
Affiliated transfer agent fee payable	25,185
Shareholder service fee payable	7

Total Liabilities	198,372,484

Net Assets	$1,655,362,969

Net assets were comprised of:
Common stock, at par	$2,424,781
Paid-in capital in excess of par	1,623,594,872

1,626,019,653
Distributions in excess of net investment income	(8,927,100)
Accumulated net realized loss on investment and foreign currency transactions	(12,462,943)
Net unrealized appreciation on investments and foreign currencies	50,733,359

Net assets, April 30, 2018	$1,655,362,969

See Notes to Financial Statements.

100

Class A
Net asset value and redemption price per share ($196,242,049 ÷ 28,938,930 shares of common stock issued and outstanding)	$6.78
Maximum sales charge (4.50% of offering price)	0.32

Maximum offering price to public	$7.10

Class B
Net asset value, offering price and redemption price per share ($3,063,160 ÷ 451,929 shares of common stock issued and outstanding)	$6.78

Class C
Net asset value, offering price and redemption price per share ($38,687,627 ÷ 5,715,858 shares of common stock issued and outstanding)	$6.77

Class Z
Net asset value, offering price and redemption price per share ($763,833,169 ÷ 112,065,784 shares of common stock issued and outstanding)	$6.82

Class R2
Net asset value, offering price and redemption price per share ($10,034 ÷ 1,463 shares of common stock issued and outstanding)	$6.86

Class R4
Net asset value, offering price and redemption price per share ($10,042 ÷ 1,464 shares of common stock issued and outstanding)	$6.86

Class R6
Net asset value, offering price and redemption price per share ($653,516,888 ÷ 95,302,709 shares of common stock issued and outstanding)	$6.86

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	101

Statement of Operations (unaudited)

Six Months Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $18)	$17,644,145
Affiliated dividend income	407,301
Income from securities lending, net (including affiliated income of $11,947)	79,974
Unaffiliated dividend income	4,014

Total income	18,135,434

Expenses
Management fee	3,175,088
Distribution fee(a)	419,289
Shareholder servicing fees(a)	8
Transfer agent’s fees and expenses (including affiliated expense of $61,799)(a)	432,844
Custodian and accounting fees	161,047
Registration fees(a)	96,393
Shareholders’ reports	61,928
SEC registration fees	35,322
Audit fee	33,382
Directors’ fees	15,754
Legal fees and expenses	14,242
Miscellaneous	12,348

Total expenses	4,457,645
Less: Fee waiver and/or expense reimbursement(a)	(223,718)

Net expenses	4,233,927

Net investment income (loss)	13,901,507

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,454))	(4,375,268)
Futures transactions	(18,231,909)
Options written transactions	7,071,266
Swap agreement transactions	4,325,233
Forward and cross currency contract transactions	172,328
Foreign currency transactions	3,297,491

(7,740,859)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,483)	(8,836,337)
Futures	1,409,878
Options written	4,302,705
Swap agreements	16,771,206
Forward and cross currency contracts	(979,897)
Foreign currencies	(197,701)

12,469,854

Net gain (loss) on investment and foreign currency transactions	4,728,995

Net Increase (Decrease) In Net Assets Resulting From Operations	$18,630,502

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R2	Class R4	Class R6
Distribution fee	230,109	15,609	173,562	—	9	—	—
Shareholder servicing fees	—	—	—	—	4	4	—
Transfer agent’s fees and expenses	163,684	3,499	17,985	241,548	38	38	6,052
Registration fees	13,832	9,799	9,864	22,260	6,441	6,441	27,756
Fee waiver and/or expense reimbursement	(110,137)	(12,176)	(15,255)	(73,202)	(6,474)	(6,474)	—

See Notes to Financial Statements.

102

Schedule of Investments (unaudited)

as of April 30, 2018

	Six Months Ended April 30, 2018	Year Ended October 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,901,507	$18,524,017
Net realized gain (loss) on investment and foreign currency transactions	(7,740,859)	(2,589,415)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,469,854	36,819,868

Net increase (decrease) in net assets resulting from operations	18,630,502	52,754,470

Dividends and Distributions
Dividends from net investment income*
Class A	(2,806,388)	(3,622,440)
Class B	(36,023)	(57,774)
Class C	(399,664)	(504,353)
Class Z	(8,254,439)	(7,522,604)
Class R2	(95)	—
Class R4	(103)	—
Class R6	(9,042,550)	(5,978,521)

	(20,539,262)	(17,685,692)

Tax return of capital distributions
Class A	—	(1,212,278)
Class B	—	(19,335)
Class C	—	(168,785)
Class Z	—	(2,517,498)
Class R2	—	—
Class R4	—	—
Class R6	—	(2,000,759)

	—	(5,918,655)

Distributions from net realized gains and capital gain distributions received
Class A	—	(1,042,947)
Class B	—	(16,634)
Class C	—	(145,210)
Class Z	—	(2,165,855)
Class R2	—	—
Class R4	—	—
Class R6	—	(1,721,293)

	—	(5,091,939)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	755,248,207	692,691,589
Net asset value of shares issued in reinvestment of dividends and distributions	18,829,967	24,476,768
Cost of shares reacquired	(177,153,425)	(289,373,478)

Net increase (decrease) in net assets from Fund share transactions	596,924,749	427,794,879

Total increase (decrease)	595,015,989	451,853,063

Net Assets:

Beginning of period	1,060,346,980	608,493,917

End of period(a)	$1,655,362,969	$1,060,346,980

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(8,927,100)	$(2,289,345)

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	103

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two funds: PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Total Return Fund (the “Fund”). Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek total return, made up of current income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may

104

occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation

PGIM Global Total Return Fund, Inc.	105

Notes to Financial Statements (unaudited) (continued)

approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on

106

resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Fund. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign

PGIM Global Total Return Fund, Inc.	107

Notes to Financial Statements (unaudited) (continued)

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net

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realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial

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Notes to Financial Statements (unaudited) (continued)

institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed

110

rate in exchange for a floating rate that is derived from an inflation index, such as the

Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted

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Notes to Financial Statements (unaudited) (continued)

market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral

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posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Payment-In-Kind: The Fund may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

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Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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Notes to Financial Statements (unaudited) (continued)

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.50% for the six months ended April 30, 2018.

PGIM Investments has contractually agreed, through February 29, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class B shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, 1.08% of average daily net assets for Class R2 shares, 0.83% of average daily net assets for Class R4 shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The effective management fee rate, net of waivers and/or expense reimbursements, was 0.46% for the six months ended April 30, 2018.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 1%, 1% and 0.25% of the average daily net assets of the Class A, Class B, Class C and Class R2 shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

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PIMS has advised the Fund that it has received $292,186 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2018 it received $4,354, $594 and $2,022 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended April 30, 2018, PGIM, Inc. was compensated $9,549 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the six months ended April 30, 2018, were $804,849,669 and $184,752,056, respectively.

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Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the six months ended April 30, 2018, is presented as follows:

Affiliated Mutual Funds*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$29,860,170	$327,490,001	$244,354,248	$—	$—	$112,995,923	112,995,923	$407,301
PGIM Institutional Money Market Fund	23,169,196	94,665,750	73,488,717	1,483	(2,454)	44,345,258	44,345,258	11,947

	$53,029,366	$422,155,751	$317,842,965	$1,483	$(2,454)	$157,341,181		$419,248

*	The Funds did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$1,741,001,830

Gross Unrealized Appreciation	46,129,270
Gross Unrealized Depreciation	(3,502,729)

Net Unrealized Appreciation	$42,626,541

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion shares of common stock, at $0.01 par value per share, authorized and divided into eight classes, designated Class A, Class B, Class C, Class Z, Class R2, Class R4, Class T and Class R6, each of which consists of 200 million, 50 million, 320 million, 650 million, 90 million, 90 million, 125 million and 475 million authorized shares, respectively.

The Fund currently does not have any Class T shares outstanding.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,463 Class R2 shares and 1,464 Class R4 shares of the Fund. At reporting period end, five shareholders of record held 66% of the Fund’s outstanding shares.

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Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2018:
Shares sold	6,838,963	$46,872,872
Shares issued in reinvestment of dividends and distributions	369,363	2,531,792
Shares reacquired	(2,666,176)	(18,271,073)

Net increase (decrease) in shares outstanding before conversion	4,542,150	31,133,591
Shares issued upon conversion from other share class(es)	200,589	1,371,233
Shares reacquired upon conversion into other share class(es)	(1,704,226)	(11,685,080)

Net increase (decrease) in shares outstanding	3,038,513	$20,819,744

Year ended October 31, 2017:
Shares sold	11,155,719	$72,006,965
Shares issued in reinvestment of dividends and distributions	789,634	5,161,349
Shares reacquired	(7,620,733)	(49,337,578)

Net increase (decrease) in shares outstanding before conversion	4,324,620	27,830,736
Shares issued upon conversion from other share class(es)	165,758	1,072,429
Shares reacquired upon conversion into other share class(es)	(9,124,231)	(57,980,151)

Net increase (decrease) in shares outstanding	(4,633,853)	$(29,076,986)

Class B
Six months ended April 30, 2018:
Shares sold	35,177	$241,563
Shares issued in reinvestment of dividends and distributions	4,252	29,139
Shares reacquired	(34,935)	(238,797)

Net increase (decrease) in shares outstanding before conversion	4,494	31,905
Shares reacquired upon conversion into other share class(es)	(28,960)	(197,665)

Net increase (decrease) in shares outstanding	(24,466)	$(165,760)

Year ended October 31, 2017:
Shares sold	23,153	$152,865
Shares issued in reinvestment of dividends and distributions	11,231	73,317
Shares reacquired	(130,970)	(852,802)

Net increase (decrease) in shares outstanding before conversion	(96,586)	(626,620)
Shares reacquired upon conversion into other share class(es)	(60,036)	(386,018)

Net increase (decrease) in shares outstanding	(156,622)	$(1,012,638)

Class C
Six months ended April 30, 2018:
Shares sold	1,685,957	$11,542,570
Shares issued in reinvestment of dividends and distributions	50,267	343,969
Shares reacquired	(549,832)	(3,758,861)

Net increase (decrease) in shares outstanding before conversion	1,186,392	8,127,678
Shares reacquired upon conversion into other share class(es)	(150,571)	(1,030,949)

Net increase (decrease) in shares outstanding	1,035,821	$7,096,729

Year ended October 31, 2017:
Shares sold	1,120,199	$7,342,949
Shares issued in reinvestment of dividends and distributions	101,400	661,926
Shares reacquired	(1,543,694)	(9,912,641)

Net increase (decrease) in shares outstanding before conversion	(322,095)	(1,907,766)
Shares reacquired upon conversion into other share class(es)	(406,239)	(2,637,763)

Net increase (decrease) in shares outstanding	(728,334)	$(4,545,529)

120

Class Z	Shares	Amount
Six months ended April 30, 2018:
Shares sold	62,828,098	$433,945,828
Shares issued in reinvestment of dividends and distributions	1,000,885	6,892,538
Shares reacquired	(10,960,434)	(75,427,018)

Net increase (decrease) in shares outstanding before conversion	52,868,549	365,411,348
Shares issued upon conversion from other share class(es)	1,808,341	12,451,606
Shares reacquired upon conversion into other share class(es)	(169,659)	(1,165,461)

Net increase (decrease) in shares outstanding	54,507,231	$376,697,493

Year ended October 31, 2017:
Shares sold	45,817,966	$299,229,830
Shares issued in reinvestment of dividends and distributions	1,346,439	8,880,761
Shares reacquired	(27,444,584)	(180,541,029)

Net increase (decrease) in shares outstanding before conversion	19,719,821	127,569,562
Shares issued upon conversion from other shares class(es)	9,536,135	60,893,400
Shares reacquired upon conversion into other share class(es)	(17,252,364)	(110,426,883)

Net increase (decrease) in shares outstanding	12,003,592	$78,036,079

Class R2
Period* ended April 30, 2018:
Shares sold	1,449	$10,000
Shares issued in reinvestment of dividends and distributions	14	95

Net increase (decrease) in shares outstanding	1,463	$10,095

Class R4
Period* ended April 30, 2018:
Shares sold	1,449	$10,000
Shares issued in reinvestment of dividends and distributions	15	103

Net increase (decrease) in shares outstanding	1,464	$10,103

Class R6
Six months ended April 30, 2018:
Shares sold	37,882,591	$262,625,374
Shares issued in reinvestment of dividends and distributions	1,302,750	9,032,331
Shares reacquired	(11,454,110)	(79,457,676)

Net increase (decrease) in shares outstanding before conversion	27,731,231	192,200,029
Shares issued upon conversion from other share class(es)	62,213	432,256
Shares reacquired upon conversion into other share class(es)	(25,418)	(175,940)

Net increase (decrease) in shares outstanding	27,768,026	$192,456,345

Year ended October 31, 2017:
Shares sold	47,261,389	$313,958,980
Shares issued in reinvestment of dividends and distributions	1,444,921	9,699,415
Shares reacquired	(7,318,705)	(48,729,428)

Net increase (decrease) in shares outstanding before conversion	41,387,605	274,928,967
Shares issued upon conversion from other share class(es)	17,086,484	110,223,269
Shares reacquired upon conversion into other share class(es)	(117,532)	(758,283)

Net increase (decrease) in shares outstanding	58,356,557	$384,393,953

*	Commencement of offering was December 27, 2017.

PGIM Global Total Return Fund, Inc.	121

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

122

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.75		$6.64	$6.45	$6.88	$6.92	$7.21
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.17	0.17	0.19	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.06		0.19	0.25	(0.37)	0.06	(0.21)
Total from investment operations	0.13		0.33	0.42	(0.20)	0.25	- (e)
Less Dividends and Distributions:
Dividends from net investment income*	(0.10)		(0.13)	(0.12)	(0.04)	(0.15)	(0.18)
Tax return of capital distributions	-		(0.05)	(0.03)	(0.19)	(0.14)	(0.11)
Distributions from net realized gains	-		(0.04)	(0.08)	-	-	-
Total dividends and distributions	(0.10)		(0.22)	(0.23)	(0.23)	(0.29)	(0.29)
Net asset value, end of period	$6.78		$6.75	$6.64	$6.45	$6.88	$6.92
Total Return(b):	1.97%		5.12%	6.60%	(2.90)%	3.67%	0.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$196,242		$174,732	$202,770	$157,404	$190,394	$161,099
Average net assets (000)	$185,613		$175,014	$169,299	$175,942	$163,155	$180,342
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.88%	(f)	0.88%	0.97%	1.05%	1.25%	1.23%
Expenses before waivers and/or expense reimbursement	1.00%	(f)	0.99%	1.14%	1.24%	1.30%	1.28%
Net investment income (loss)	2.00%	(f)	2.12%	2.57%	2.50%	2.79%	2.99%
Portfolio turnover rate(h)	32%	(g)	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.
(e)	Less than $0.005 per share.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	123

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.74		$6.64	$6.44	$6.88	$6.92	$7.21
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.12	0.12	0.14	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.08		0.18	0.26	(0.38)	0.06	(0.21)
Total from investment operations	0.12		0.27	0.38	(0.26)	0.20	(0.05)
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)		(0.10)	(0.08)	(0.03)	(0.10)	(0.13)
Tax return of capital distributions	-		(0.03)	(0.02)	(0.15)	(0.14)	(0.11)
Distributions from net realized gains	-		(0.04)	(0.08)	-	-	-
Total dividends and distributions	(0.08)		(0.17)	(0.18)	(0.18)	(0.24)	(0.24)
Net asset value, end of period	$6.78		$6.74	$6.64	$6.44	$6.88	$6.92
Total Return(b):	1.75%		4.20%	5.99%	(3.75)%	2.90%	(0.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,063		$3,212	$4,202	$4,660	$6,548	$7,084
Average net assets (000)	$3,148		$3,559	$4,457	$5,469	$6,790	$7,299
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	(d)	1.63%	1.72%	1.80%	2.00%	1.98%
Expenses before waivers and/or expense reimbursement	2.41%	(d)	1.74%	1.89%	1.97%	2.00%	1.98%
Net investment income (loss)	1.26%	(d)	1.39%	1.85%	1.77%	2.05%	2.25%
Portfolio turnover rate(f)	32%	(e)	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

124

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.73		$6.63	$6.44	$6.86	$6.90	$7.19
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.12	0.12	0.14	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.08		0.18	0.25	(0.36)	0.06	(0.21)
Total from investment operations	0.12		0.27	0.37	(0.24)	0.20	(0.05)
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)		(0.10)	(0.08)	(0.03)	(0.10)	(0.13)
Tax return of capital distributions	-		(0.03)	(0.02)	(0.15)	(0.14)	(0.11)
Distributions from net realized gains	-		(0.04)	(0.08)	-	-	-
Total dividends and distributions	(0.08)		(0.17)	(0.18)	(0.18)	(0.24)	(0.24)
Net asset value, end of period	$6.77		$6.73	$6.63	$6.44	$6.86	$6.90
Total Return(b):	1.75%		4.19%	5.82%	(3.48)%	2.90%	(0.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$38,688		$31,509	$35,848	$29,427	$34,691	$31,424
Average net assets (000)	$35,000		$31,191	$30,873	$33,144	$30,378	$36,071
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.63%	(d)	1.63%	1.72%	1.80%	2.00%	1.98%
Expenses before waivers and/or expense reimbursement	1.72%	(d)	1.74%	1.89%	1.97%	2.00%	1.98%
Net investment income (loss)	1.26%	(d)	1.39%	1.83%	1.76%	2.05%	2.24%
Portfolio turnover rate(f)	32%	(e)	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	125

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.78		$6.67	$6.47	$6.90	$6.94	$7.23
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.15	0.18	0.18	0.21	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.20	0.27	(0.36)	0.06	(0.20)
Total from investment operations	0.15		0.35	0.45	(0.18)	0.27	0.02
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.15)	(0.14)	(0.05)	(0.17)	(0.20)
Tax return of capital distributions	-		(0.05)	(0.03)	(0.20)	(0.14)	(0.11)
Distributions from net realized gains	-		(0.04)	(0.08)	-	-	-
Total dividends and distributions	(0.11)		(0.24)	(0.25)	(0.25)	(0.31)	(0.31)
Net asset value, end of period	$6.82		$6.78	$6.67	$6.47	$6.90	$6.94
Total Return(b):	2.24%		5.35%	7.00%	(2.66)%	3.92%	0.31%

Ratios/Supplemental Data:
Net assets, end of period (000)	$763,833		$390,194	$303,960	$115,119	$119,628	$56,817
Average net assets (000)	$506,762		$340,627	$153,146	$129,045	$71,247	$81,390
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63%	(d)	0.63%	0.72%	0.80%	1.00%	0.98%
Expenses before waivers and/or expense reimbursement	0.66%	(d)	0.74%	0.89%	0.96%	1.00%	0.98%
Net investment income (loss)	2.24%	(d)	2.35%	2.77%	2.73%	3.00%	3.18%
Portfolio turnover rate(f)	32%	(e)	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

126

Class R2 Shares
	December 27, 2017(d) through April 30, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	-	(e)
Total from investment operations	0.03
Less Dividends:
Dividends from net investment income*	(0.07)
Net asset value, end of period	$6.86
Total Return(b):	0.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(f)
Expenses before waivers and/or expense reimbursement	189.48%	(f)
Net investment income (loss)	1.24%	(f)
Portfolio turnover rate(h)	32%	(g)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of offering.
(e)	Less than $0.005.
(f)	Annualized.
(g)	Not annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	127

Financial Highlights (unaudited) (continued)

Class R4 Shares
	December 27, 2017(d) through April 30, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.90
Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)
Total from investment operations	0.03
Less Dividends:
Dividends from net investment income*	(0.07)
Net asset value, end of period	$6.86
Total Return(b):	0.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.83%	(e)
Expenses before waivers and/or expense reimbursement	189.17%	(e)
Net investment income (loss)	1.49%	(e)
Portfolio turnover rate(g)	32%	(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of offering.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

128

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$6.82		$6.72	$6.53	$6.97	$6.94	$7.23
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.19	0.17	0.23	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.07		0.18	0.26	(0.36)	0.12	(0.21)
Total from investment operations	0.15		0.34	0.45	(0.19)	0.35	0.03
Less Dividends and Distributions:
Dividends from net investment income*	(0.11)		(0.15)	(0.15)	(0.05)	(0.18)	(0.21)
Tax return of capital distributions	-		(0.05)	(0.03)	(0.20)	(0.14)	(0.11)
Distributions from net realized gains	-		(0.04)	(0.08)	-	-	-
Total dividends and distributions	(0.11)		(0.24)	(0.26)	(0.25)	(0.32)	(0.32)
Net asset value, end of period	$6.86		$6.82	$6.72	$6.53	$6.97	$6.94
Total Return(b):	2.25%		5.21%	6.90%	(2.71)%	5.09%	0.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$653,517		$460,700	$61,713	$27,141	$869	$62
Average net assets (000)	$550,046		$271,620	$40,135	$19,157	$295	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.56%	(d)	0.58%	0.59%	0.72%	0.87%	0.85%
Expenses before waivers and/or expense reimbursement	0.56%	(d)	0.59%	0.76%	0.82%	0.87%	0.85%
Net investment income (loss)	2.27%	(d)	2.33%	2.86%	2.64%	3.24%	3.48%
Portfolio turnover rate(f)	32%	(e)	75%	86%	95%	65%	79%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

PGIM Global Total Return Fund, Inc.	129

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN FUND

SHARE CLASS	A	B	C	Z	R2	R4	R6*
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX
CUSIP	74439A103	74439A202	74439A301	74439A400	74439A863	74439A855	74439A509

*Formerly known as Class Q shares.

MF169E2

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

(Formerly known as Prudential Global Total Return (USD Hedged) Fund)

SEMIANNUAL REPORT

APRIL 30, 2018

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2018 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2018 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Global Total Return (USD Hedged) Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Global Total Return (USD Hedged) Fund informative and useful. The report covers performance from the inception of the Fund on December 12, 2017, through the end of the period on April 30, 2018.

We have important information to share with you. Effective June 11, 2018,

Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Global Total Return (USD Hedged) Fund

June 15, 2018

*The Prudential Day One Funds did not change their names.

PGIM Global Total Return (USD Hedged) Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 4/30/18 (without sales charges)
Since Inception* (%)
Class A	–0.85 (12/12/17)
Class C	–1.14 (12/12/17)
Class Z	–0.76 (12/12/17)
Class R6**	–0.74 (12/12/17)
Bloomberg Barclays Global Aggregate (USD Hedged) Index	N/A
Lipper Global Income Funds Average	N/A

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

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Benchmark Definitions

Bloomberg Barclays Global Aggregate (USD Hedged) Index—The Bloomberg Barclays Global Aggregate (USD Hedged) Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the US Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. Returns for the index are hedged to the US Dollar.

Lipper Global Income Funds Average—The Lipper Global Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Income Funds universe. Funds in the Lipper Average invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, one of which may be the United States.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Distributions and Yields as of 4/30/18
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.11	1.91	–40.69
Class C	0.08	1.25	–138.10
Class Z	0.11	2.26	–11.26
Class R6	0.12	2.31	1.44

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

PGIM Global Total Return (USD Hedged) Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/18 (%)
AAA	29.3
AA	10.4
A	14.0
BBB	25.5
BB	8.0
B	6.9
Not Rated	4.3
Cash/Cash Equivalents	1.5
Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2018. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Global Total Return (USD Hedged) Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Global Total Return (USD Hedged) Fund		Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual**	$1,000.00	$991.50	0.88%	$3.36
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class C	Actual**	$1,000.00	$988.60	1.63%	$6.22
	Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class Z	Actual**	$1,000.00	$992.40	0.63%	$2.41
	Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class R6***	Actual**	$1,000.00	$992.60	0.58%	$2.22
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2018, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 140 days in the period ended April 30, 2018 due to the Fund’s inception date of December 12, 2017.

***Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 96.4%

ASSET-BACKED SECURITIES 18.8%

Automobiles 0.1%
Santander Drive Auto Receivables Trust, Series 2018-2, Class C	3.350%		07/17/23		30	$29,887

Collateralized Loan Obligations 17.4%
Arbour CLO Ltd. (Ireland), Series 2018-3A, Class B1R, 144A	1.920	(cc)	03/15/29	EUR	250	301,394
Armada Euro CLO (Ireland), Series 2018-2A, Class A3, 144A	1.500	(cc)	11/15/31	EUR	250	300,239
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.322	(c)	04/23/31		250	249,446
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A, 144A^	—	(p)	05/17/31		250	250,000
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.054	(c)	01/17/28		250	247,511
Carlyle CLO Ltd. (Cayman Islands), Series 2017-C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.383	(c)	04/30/31		250	250,000
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.310	(c)	04/17/31		250	249,866
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.035	(c)	04/15/31		250	249,944
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.539	(c)	04/26/31		250	250,000
Midocean Credit CLO VIII (Cayman Islands),
Series 2018-8A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.036	(c)	02/20/31		250	250,203
Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.536	(c)	02/20/31		250	250,309
OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.103	(c)	04/17/31		250	249,997
Telos CLO Ltd. (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.593	(c)	01/17/30		250	251,880
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.659	(c)	07/20/27		250	249,835
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848	(c)	04/15/29		250	249,993
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.779	(c)	10/20/28		250	250,480
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.314	(c)	04/25/31		250	249,430

						4,350,527

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
Consumer Loans 1.0%
Oportun Funding VIII LLC, Series 2018-A, Class A, 144A	3.610%		03/08/24		250	$249,021

Residential Mortgage-Backed Securities 0.3%
Credit Suisse Mortgage Trust, Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%^	3.071	(c)	12/25/46		70	70,044

TOTAL ASSET-BACKED SECURITIES (cost $4,714,860)						4,699,479

COMMERCIAL MORTGAGE-BACKED SECURITIES 9.7%
BANK, Series 2018-BN10, Class A4	3.428		02/15/61		250	244,331
Benchmark Mortgage Trust,
Series 2018-B1, Class A3	3.355		01/15/51		175	172,940
Series 2018-B2, Class A3	3.544		02/15/51		200	199,087
Series 2018-B3, Class A3	3.746		04/10/51		125	125,391
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3	3.744		03/10/51		150	150,341
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.805	(cc)	11/25/25		4,674	190,497
GS Mortgage Securities Trust, Series 2018-GS9, Class A3	3.727		03/10/51		125	125,213
UBS Commercial Mortgage Trust,
Series 2017-C7, Class A3	3.418		12/15/50		750	728,949
Series 2018-C8, Class A3	3.720		02/15/51		250	248,763
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684		10/15/49		250	232,350

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,476,714)						2,417,862

CORPORATE BONDS 23.6%

Brazil 0.6%
Petrobras Global Finance BV, Gtd. Notes	4.250		10/02/23	EUR	100	131,665

Canada 1.0%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500		12/01/24		25	26,313
Hydro-Quebec, Gov’t. Gtd. Notes	9.375		04/15/30		150	226,917

						253,230

China 0.5%
Sinopec Group Overseas Development Ltd., Gtd. Notes	1.000		04/28/22	EUR	100	122,151

France 0.5%
Credit Agricole Assurances SA, Sub. Notes	4.250		12/31/49	EUR	100	130,199

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Germany 2.0%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800%	09/27/27	AUD 100	$75,472
Deutsche Bank AG, Sr. Unsec’d. Notes	2.700	07/13/20	200	196,133
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500	09/30/24	EUR 100	118,967
Takko Luxembourg SCA, Sr. Sec’d. Notes, MTN	5.375	11/15/23	EUR 100	115,120

				505,692

Italy 1.5%
Enel Finance International NV, Gtd. Notes, 144A	3.500	04/06/28	200	185,707
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23	200	193,760

				379,467

Mexico 1.1%
Petroleos Mexicanos, Gtd. Notes	5.500	02/24/25	EUR 200	279,801

Netherlands 0.6%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400	07/22/25	AUD 200	152,431

Russia 0.6%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP 100	141,457

Spain 0.5%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR 100	127,420

Supranational Bank 1.0%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD 200	129,694
Corp Andina de Fomento, Sr. Unsec’d. Notes, EMTN	1.875	05/29/21	EUR 100	126,934

				256,628

Switzerland 0.8%
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125	09/24/25	200	199,005

United Kingdom 2.4%
CPUK Finance Ltd., Sec’d. Notes	4.875	02/28/47	GBP 100	138,483
DS Smith PLC, Sr. Unsec’d. Notes, MTN	1.375	07/26/24	EUR 100	120,279
McLaren Finance PLC, Sr. Sec’d. Notes	5.000	08/01/22	GBP 100	136,553
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875	09/12/23	200	196,690

				592,005

United States 10.5%
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	100	96,104
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR 100	120,372

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

United States (cont’d.)
Baxalta, Inc., Gtd. Notes	4.000%		06/23/25		100	$97,958
Calpine Corp., Sr. Unsec’d. Notes	5.375		01/15/23		100	95,875
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000		02/01/28		75	69,254
Celgene Corp., Sr. Unsec’d. Notes	3.450		11/15/27		100	93,626
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125		12/15/21		100	98,855
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250		03/31/23		50	45,625
Discovery Communications LLC, Gtd. Notes	4.900		03/11/26		100	102,597
DISH DBS Corp., Gtd. Notes	7.750		07/01/26		75	68,203
First Data Corp., Gtd. Notes, 144A	7.000		12/01/23		100	104,638
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.815		11/02/27		200	186,078
General Motors Financial Co., Inc., Gtd. Notes	3.850		01/05/28		100	93,062
Kinder Morgan Inc., Gtd. Notes	4.300		03/01/28		200	195,145
Kraft Heinz Foods Co., Gtd. Notes	3.000		06/01/26		100	90,783
L Brands, Inc., Gtd. Notes	5.250		02/01/28		40	37,450
Liberty Mutual Group, Inc., Gtd. Notes	2.750		05/04/26	EUR	100	129,190
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	1.342		10/23/26	EUR	100	119,152
Sub. Notes, GMTN	4.350		09/08/26		100	99,364
MPLX LP, Sr. Unsec’d. Notes	4.000		03/15/28		25	24,053
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200		04/01/26		100	98,192
NRG Energy, Inc.,
Gtd. Notes	7.250		05/15/26		37	39,456
Gtd. Notes, 144A	5.750		01/15/28		53	52,470
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500		11/01/23		50	50,125
United Rentals North America, Inc., Gtd. Notes	5.500		05/15/27		100	99,500
Vistra Energy Corp., Gtd. Notes	5.875		06/01/23		100	102,250
Williams Partners LP, Sr. Unsec’d. Notes	3.600		03/15/22		100	99,003
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414		12/13/22	EUR	100	123,692

						2,632,072

TOTAL CORPORATE BONDS (cost $6,048,392)						5,903,223

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.6%
Bellemeade Re, Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%^	3.477	(c)	04/25/28		167	167,000
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 144A, 1 Month LIBOR + 2.850%	4.747	(c)	02/25/23		100	100,624
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.394	(c)	04/01/23		140	139,984

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $407,000)						407,608

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS 38.9%

Argentina 1.4%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	3.375%	01/15/23	EUR	200	$238,754
Provincia De Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	124,984

					363,738

Austria 0.6%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	155,066

Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		200	199,000

Bulgaria 0.5%
Bulgaria Government International Bond, Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	130,239

Canada 0.5%
City of Toronto, Unsec’d. Notes	3.500	12/06/21	CAD	150	120,780

Chile 0.5%
Chile Government International Bond, Sr. Unsec’d. Notes	1.875	05/27/30	EUR	100	124,322

Colombia 1.1%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	200	276,781

Croatia 0.9%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000	01/26/24		200	217,955

Cyprus 1.8%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	68,386
Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	300	379,382

					447,768

Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	102,250

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

France 1.5%
France Government Bond OAT, Bonds	2.750%		10/25/27	EUR	260	$373,822

Germany 0.4%
Bundesrepublik Deutschland Bundesanleihe, Bonds	0.500		08/15/27	EUR	75	90,590

Greece 2.1%
Hellenic Republic Government Bond,
Bonds	3.000		02/24/37	EUR	400	430,450
Sr. Unsec’d. Notes, 144A	3.375		02/15/25	EUR	20	23,980
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200		07/17/34	EUR	50	61,504

						515,934

Hungary 0.7%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750		10/10/27	EUR	100	122,418
Sr. Unsec’d. Notes	6.375		03/29/21		50	53,875

						176,293

Indonesia 0.8%
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	4.125		01/15/25		200	199,567

Israel 0.5%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500		01/18/27	EUR	100	123,127

Italy 5.9%
Italy Buoni Poliennali Del Tesoro,
Bonds	2.000		12/01/25	EUR	275	347,052
Bonds	9.000		11/01/23	EUR	300	521,704
Bonds, 144A	2.800		03/01/67	EUR	105	119,594
Unsec’d. Notes	4.500		03/01/26	EUR	250	371,486
Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EURIBOR ICE Swap Rate 11:00am (Cap 7.000%, Floor 2.000%), EMTN	2.000	(c)	06/15/20	EUR	100	125,927

						1,485,763

Malaysia 0.4%
Malaysia Government Bond, Sr. Unsec’d. Notes	3.580		09/28/18	MYR	450	114,758

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Mexico 2.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes	1.375%	01/15/25	EUR	100	$119,421
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	117,439
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	100	128,268
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	132,587

					497,715

New Zealand 0.6%
New Zealand Local Government Funding Agency, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	200	148,913

Panama 0.8%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	196,500

Peru 0.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	132,389

Poland 0.8%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		200	212,208

Portugal 2.5%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	435	632,863

Romania 0.5%
Romanian Government International Bond, Sr. Unsec’d. Notes, MTN	3.875	10/29/35	EUR	100	128,126

Saudi Arabia 0.8%
Saudi Government International Bond, Sr. Unsec’d. Notes, MTN	2.875	03/04/23		200	190,784

Senegal 0.5%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	119,707

Spain 6.1%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	115,021
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	200	332,182
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	88,434

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (Continued)

Spain (cont’d.)
Spain Government Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	04/30/21	EUR	400	$564,380
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	250	418,916

					1,518,933

Sweden 1.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	116,567
Sweden Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	0.125	04/24/23	EUR	180	217,462

					334,029

Turkey 0.5%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.125	04/11/23	EUR	100	129,479

United Arab Emirates 0.8%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500	10/11/22		200	191,212

Uruguay 0.4%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375	10/27/27		100	100,750

TOTAL SOVEREIGN BONDS (cost $9,685,870)					9,751,361

U.S. GOVERNMENT AGENCY OBLIGATION 0.7%
Indonesia Government USAID Bond, Gov’t. Gtd. Notes (cost $173,981)	9.300	07/01/20		162	172,592

U.S. TREASURY OBLIGATION 3.1%
U.S. Treasury Bonds(k) (cost $820,211)	2.750%	08/15/47		830	774,623

TOTAL LONG-TERM INVESTMENTS (cost $24,327,028)					24,126,748

See Notes to Financial Statements.

18

Description	Shares	Value
SHORT-TERM INVESTMENTS 4.7%

AFFILIATED MUTUAL FUND 4.7%
Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund(w) (cost $1,187,481)	1,187,481	$1,187,481

OPTIONS PURCHASED~* 0.0% (cost $2,064)		2,222

TOTAL SHORT-TERM INVESTMENTS (cost $1,189,545)		1,189,703

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.1% (cost $25,516,573)		25,316,451

OPTIONS WRITTEN~* (0.0)% (premiums received $4,568)		(5,609)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.1% (cost $25,512,005)		25,310,842
Liabilities in excess of other assets(z) (1.1)%		(274,955)

NET ASSETS 100.0%		$25,035,887

The following abbreviations are used in the semiannual report:

A—Annual payment frequency for swaps

M—Monthly payment frequency for swaps

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

T—Swap payment upon termination

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BBSW—Australian Bank Bill Swap Reference Rate

bps—Basis Points

BROIS—Brazil Overnight Interbank Deposit

BUBOR—Budapest Interbank Offered Rate

Buxl—Bundesanleihe-German Federal Obligations

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

CDS—Credit Default Swap

CLOIS—Sinacofi Chile Interbank Rate Average

CMBX—Commercial Mortgage-Backed Index

COOIS—Colombia Overnight Interbank Reference Rat

EIBOR—Emirates Interbank Offered Rate

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

iTraxx—International Credit Derivative Index

IO—Interest Only (Principal amount represents notional)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NIBOR—Norwegian Interbank Offered Rate

OAT—Obligations Assimilables du Tresor (French Treasury Bond)

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

SAIBOR—Saudi Arabia Interbank Offered Rate

SONIA—Sterling Overnight Index Average

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

USAID—United States Agency for International Development

USOIS—United States Overnight Index Swap

WIBOR—Warsaw Interbank Offered Rate

AED—Arab Emirates Dirham

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

USD—United States Dollar

ZAR—South African Rand

~	See tables subsequent to the Schedule of Investments for options detail.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $485,646 and 1.9% of net assets.

See Notes to Financial Statements.

20

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of April 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in the net assets at market value:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	9/19/2018	$107.50	5.00%(Q)	CDX.NA.HY.30.V1 (Q)	370	$888
iTraxx.XO.29.V1, 06/20/23	Call	JPMorgan Chase	9/19/2018	EUR 250.00	5.00%(Q)	iTraxx.XO.29.V1 (Q)	EUR 400	1,334

Total Options Purchased (cost $2,064)								$2,222

Options Written:

OTC Traded

Description	Call/Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	4/8/2019	66	—	70	$(1,398)

Total OTC Traded (premium received $371)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY.30.V1 (Q)	370	$(2,053)
iTraxx.XO.29.V1, 06/20/23	Put	JPMorgan Chase	09/19/18	EUR 400	5.00%(Q)	iTraxx.XO.29.V1 (Q)	EUR 400	(2,158)

Total OTC Swaptions (premium received $4,197)								$(4,211)

Total Options Written (premium received $4,568)								$(5,609)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Futures contracts outstanding at April 30, 2018:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
4	90 Day Euro Dollar	Dec. 2020	$969,650	$(875)
10	90 Day Sterling	Sep. 2018	1,706,259	2,065
110	5 Year U.S. Treasury Notes	Jun. 2018	12,485,859	(15,882)
3	10 Year U.S. Treasury Notes	Jun. 2018	358,875	859
4	20 Year U.S. Treasury Bonds	Jun. 2018	575,375	3,023
7	10 Year U.K. Gilt	Jun. 2018	1,178,215	14,511
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2018	1,728,375	11,166

				14,867

	Short Positions:
4	90 Day Euro Dollar	Dec. 2021	969,450	800
10	90 Day Sterling	Sep. 2019	1,700,924	(3,614)
23	2 Year U.S. Treasury Notes	Jun. 2018	4,877,078	11,781
7	5 Year Euro-Bobl	Jun. 2018	1,107,367	(7,559)
5	10 Year Euro-Bund	Jun. 2018	958,471	(4,613)
1	30 Year Euro Buxl	Jun. 2018	197,491	2,584
14	Euro Schatz. DUA Index	Jun. 2018	1,892,077	(1,781)

				(2,402)

				$12,465

A security with a market value of $167,991 has been segregated with JPMorgan to cover requirements for open futures contracts at April 30, 2018.

Forward foreign currency exchange contracts outstanding at April 30, 2018:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	Citigroup Global Markets	ARS	2,335	$114,838	$113,443	$—	$(1,395)
Australian Dollar,
Expiring 07/12/18	Citigroup Global Markets	AUD	36	27,001	26,859	—	(142)
Expiring 07/12/18	Citigroup Global Markets	AUD	81	63,299	61,320	—	(1,979)
Brazilian Real,
Expiring 05/03/18	Barclays Capital Group	BRL	41	12,485	11,834	—	(651)
Expiring 05/03/18	Goldman Sachs & Co.	BRL	41	12,480	11,801	—	(679)
Expiring 05/03/18	Morgan Stanley	BRL	1,062	326,209	303,122	—	(23,087)
Expiring 07/03/18	Goldman Sachs & Co.	BRL	776	221,461	220,248	—	(1,213)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 07/26/18	Bank of America	GBP	51	$73,271	$70,866	$—	$(2,405)
Expiring 07/26/18	UBS AG	GBP	10	13,275	13,271	—	(4)
Canadian Dollar,
Expiring 07/12/18	Barclays Capital Group	CAD	60	47,000	46,762	—	(238)
Chilean Peso,
Expiring 07/13/18	Citigroup Global Markets	CLP	21,950	36,210	35,779	—	(431)
Expiring 07/13/18	Citigroup Global Markets	CLP	22,674	37,663	36,960	—	(703)
Colombian Peso,
Expiring 06/15/18	Barclays Capital Group	COP	247,751	86,064	88,146	2,082	—
Expiring 06/15/18	Citigroup Global Markets	COP	89,422	31,267	31,815	548	—
Expiring 06/15/18	Citigroup Global Markets	COP	104,538	37,663	37,193	—	(470)
Expiring 06/15/18	Citigroup Global Markets	COP	247,751	86,234	88,146	1,912	—
Czech Koruna,
Expiring 07/12/18	Citigroup Global Markets	CZK	3,451	167,920	163,508	—	(4,412)
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	860	46,819	47,334	515	—
Expiring 10/11/18	Citigroup Global Markets	EGP	1,174	63,020	64,478	1,458	—
Euro,
Expiring 07/26/18	Citigroup Global Markets	EUR	21	26,000	25,564	—	(436)
Hungarian Forint,
Expiring 07/24/18	Deutsche Bank AG	HUF	38,732	154,460	149,945	—	(4,515)
Indian Rupee,
Expiring 07/20/18	Barclays Capital Group	INR	13,390	201,606	198,893	—	(2,713)
Expiring 07/20/18	Deutsche Bank AG	INR	14,015	211,179	208,174	—	(3,005)
Expiring 07/20/18	Morgan Stanley	INR	2,487	37,945	36,937	—	(1,008)
Expiring 07/20/18	UBS AG	INR	1,016	15,000	15,095	95	—
Expiring 07/20/18	UBS AG	INR	3,291	49,000	48,884	—	(116)
Indonesian Rupiah,
Expiring 07/16/18	Barclays Capital Group	IDR	410,060	29,000	29,214	214	—
Expiring 07/16/18	Barclays Capital Group	IDR	976,842	69,000	69,593	593	—
Expiring 07/16/18	Deutsche Bank AG	IDR	1,789,316	129,211	127,476	—	(1,735)
Expiring 07/16/18	JPMorgan Chase	IDR	923,670	66,000	65,805	—	(195)
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	6,762	62,953	62,234	—	(719)
Expiring 07/26/18	Goldman Sachs & Co.	JPY	1,532	14,185	14,097	—	(88)
Expiring 07/26/18	Morgan Stanley	JPY	2,607	24,000	23,996	—	(4)
Mexican Peso,
Expiring 06/28/18	Morgan Stanley	MXN	686	36,999	36,354	—	(645)
Expiring 06/28/18	Morgan Stanley	MXN	5,139	273,272	272,223	—	(1,049)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 07/13/18	Citigroup Global Markets	TWD	675	$23,000	$22,925	$—	$(75)
Expiring 07/13/18	Citigroup Global Markets	TWD	1,019	35,000	34,618	—	(382)
Expiring 07/13/18	Toronto Dominion	TWD	1,043	36,000	35,442	—	(558)
Expiring 07/13/18	UBS AG	TWD	765	26,000	25,991	—	(9)
Expiring 07/13/18	UBS AG	TWD	770	26,000	26,174	174	—
Expiring 07/13/18	UBS AG	TWD	933	32,000	31,691	—	(309)
Expiring 07/13/18	UBS AG	TWD	1,515	52,000	51,479	—	(521)
Expiring 07/13/18	UBS AG	TWD	1,826	62,000	62,061	61	—
Expiring 07/13/18	UBS AG	TWD	2,044	70,000	69,475	—	(525)
Norwegian Krone,
Expiring 07/24/18	Bank of America	NOK	1,274	164,726	159,329	—	(5,397)
Peruvian Nuevo Sol,
Expiring 07/13/18	Citigroup Global Markets	PEN	65	20,000	19,852	—	(148)
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	4,605	88,000	88,782	782	—
Expiring 06/14/18	Deutsche Bank AG	PHP	3,296	63,278	63,552	274	—
Polish Zloty,
Expiring 07/24/18	UBS AG	PLN	877	259,079	250,402	—	(8,677)
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	2,366	37,988	37,240	—	(748)
Expiring 07/13/18	Barclays Capital Group	RUB	5,706	97,966	89,796	—	(8,170)
Singapore Dollar,
Expiring 05/11/18	Bank of America	SGD	186	139,995	140,375	380	—
Expiring 05/11/18	Deutsche Bank AG	SGD	186	140,280	140,375	95	—
Expiring 05/11/18	Morgan Stanley	SGD	24	18,000	17,947	—	(53)
South African Rand,
Expiring 06/12/18	Barclays Capital Group	ZAR	444	37,693	35,373	—	(2,320)
Expiring 06/12/18	Citigroup Global Markets	ZAR	230	18,915	18,365	—	(550)
Expiring 06/12/18	Toronto Dominion	ZAR	263	21,812	20,966	—	(846)
South Korean Won,
Expiring 05/09/18	Barclays Capital Group	KRW	66,676	63,282	62,442	—	(840)
Expiring 05/09/18	Deutsche Bank AG	KRW	196,800	182,071	184,303	2,232	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	851	27,000	26,957	—	(43)
Expiring 05/11/18	Citigroup Global Markets	THB	918	29,000	29,083	83	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,231	39,000	39,030	30	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,352	43,000	42,845	—	(155)
Expiring 05/11/18	Citigroup Global Markets	THB	2,083	67,000	66,015	—	(985)
Expiring 05/11/18	Citigroup Global Markets	THB	5,259	166,934	166,696	—	(238)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	107	$25,320	$25,897	$577	$—
Expiring 06/12/18	Barclays Capital Group	TRY	255	62,821	61,880	—	(941)
Expiring 06/12/18	Citigroup Global Markets	TRY	20	5,000	4,960	—	(40)
Expiring 06/12/18	Citigroup Global Markets	TRY	51	12,500	12,274	—	(226)
Expiring 06/12/18	Citigroup Global Markets	TRY	110	28,085	26,678	—	(1,407)
Expiring 06/12/18	Citigroup Global Markets	TRY	157	38,084	38,016	—	(68)
Expiring 06/12/18	Citigroup Global Markets	TRY	180	43,775	43,755	—	(20)
Expiring 06/12/18	Citigroup Global Markets	TRY	205	50,621	49,695	—	(926)
Expiring 06/12/18	Goldman Sachs & Co.	TRY	194	46,500	47,035	535	—

				$5,303,714	$5,227,140	$12,640	$(89,214)

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
Argentine Peso,
Expiring 05/03/18	BNP Paribas	ARS	457	$22,310	$22,223	$87	$—
Expiring 05/03/18	Citigroup Global Markets	ARS	1,067	52,057	51,835	222	—
Expiring 05/03/18	Citigroup Global Markets	ARS	818	39,833	39,765	68	—
Australian Dollar,
Expiring 07/12/18	Bank of America	AUD	263	202,839	198,335	4,504	—
Expiring 07/12/18	Citigroup Global Markets	AUD	82	63,002	61,701	1,301	—
Expiring 07/12/18	JPMorgan Chase	AUD	116	87,347	87,121	226	—
Brazilian Real,
Expiring 05/03/18	Citigroup Global Markets	BRL	258	75,326	73,748	1,578	—
Expiring 05/03/18	Goldman Sachs & Co.	BRL	776	222,597	221,577	1,020	—
Expiring 05/03/18	UBS AG	BRL	110	32,000	31,431	569	—
Expiring 07/03/18	BNP Paribas	BRL	220	62,576	62,481	95	—
British Pound,
Expiring 07/26/18	Bank of America	GBP	24	33,719	33,267	452	—
Expiring 07/26/18	Citigroup Global Markets	GBP	48	67,000	66,131	869	—
Canadian Dollar,
Expiring 07/12/18	Bank of America	CAD	96	75,651	75,233	418	—
Expiring 07/12/18	Morgan Stanley	CAD	93	73,000	72,929	71	—
Chilean Peso,
Expiring 07/13/18	Barclays Capital Group	CLP	18,147	30,000	29,580	420	—
Expiring 07/13/18	Barclays Capital Group	CLP	14,673	24,181	23,917	264	—
Expiring 07/13/18	Barclays Capital Group	CLP	7,094	11,646	11,564	82	—
Expiring 07/13/18	Citigroup Global Markets	CLP	16,415	26,916	26,757	159	—
Expiring 07/13/18	UBS AG	CLP	15,004	25,000	24,457	543	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Chinese Renminbi,
Expiring 07/24/18	Citigroup Global Markets	CNH	3	$471	$468	$3	$—
Colombian Peso,
Expiring 06/15/18	Citigroup Global Markets	COP	82,824	28,999	29,467	—	(468)
Czech Koruna,
Expiring 07/12/18	Morgan Stanley	CZK	353	17,000	16,711	289	—
Expiring 07/12/18	UBS AG	CZK	1,327	62,894	62,884	10	—
Euro,
Expiring 07/26/18	Barclays Capital Group	EUR	19	23,138	22,730	408	—
Expiring 07/26/18	Citigroup Global Markets	EUR	7,162	8,809,367	8,708,115	101,252	—
Expiring 07/26/18	Citigroup Global Markets	EUR	104	125,787	125,890	—	(103)
Expiring 07/26/18	Citigroup Global Markets	EUR	45	55,000	54,903	97	—
Expiring 07/26/18	Morgan Stanley	EUR	43	53,000	52,580	420	—
Expiring 07/26/18	Morgan Stanley	EUR	28	34,000	33,612	388	—
Expiring 07/26/18	UBS AG	EUR	270	332,833	328,306	4,527	—
Hungarian Forint,
Expiring 07/24/18	Morgan Stanley	HUF	7,966	31,000	30,839	161	—
Israeli Shekel,
Expiring 07/26/18	Citigroup Global Markets	ILS	634	179,818	177,120	2,698	—
Japanese Yen,
Expiring 07/26/18	Citigroup Global Markets	JPY	6,805	62,953	62,637	316	—
Mexican Peso,
Expiring 06/28/18	Citigroup Global Markets	MXN	602	32,000	31,899	101	—
New Taiwanese Dollar,
Expiring 07/13/18	Barclays Capital Group	TWD	10,460	360,963	355,456	5,507	—
New Zealand Dollar,
Expiring 07/12/18	Citigroup Global Markets	NZD	345	252,188	243,037	9,151	—
Norwegian Krone,
Expiring 07/24/18	Morgan Stanley	NOK	127	16,000	15,919	81	—
Peruvian Nuevo Sol,
Expiring 07/13/18	UBS AG	PEN	55	17,000	16,916	84	—
Philippine Peso,
Expiring 06/14/18	Barclays Capital Group	PHP	3,556	68,000	68,552	—	(552)
Expiring 06/14/18	Barclays Capital Group	PHP	3,309	62,667	63,804	—	(1,137)
Expiring 06/14/18	Barclays Capital Group	PHP	1,781	34,001	34,332	—	(331)
Expiring 06/14/18	Barclays Capital Group	PHP	1,576	30,000	30,379	—	(379)
Expiring 06/14/18	Barclays Capital Group	PHP	1,000	19,000	19,275	—	(275)
Expiring 06/14/18	Deutsche Bank AG	PHP	2,377	45,323	45,830	—	(507)
Polish Zloty,
Expiring 07/24/18	Morgan Stanley	PLN	178	51,000	50,786	214	—

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2018 (continued):

Sales Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC forward foreign currency exchange contracts (cont’d.):
Russian Ruble,
Expiring 07/13/18	Barclays Capital Group	RUB	2,5 18	$39,700	$39,625	$75	$—
Expiring 07/13/18	Barclays Capital Group	RUB	2,049	32,700	32,243	457	—
Expiring 07/13/18	Barclays Capital Group	RUB	1,854	30,510	29,178	1,332	—
Singapore Dollar,
Expiring 05/11/18	JPMorgan Chase	SGD	31	23,000	23,034	—	(34)
Expiring 05/11/18	Morgan Stanley	SGD	73	56,000	55,343	657	—
Expiring 05/11/18	Morgan Stanley	SGD	25	19,000	18,972	28	—
Expiring 05/11/18	Morgan Stanley	SGD	21	16,000	16,040	—	(40)
South African Rand,
Expiring 06/12/18	Toronto Dominion	ZAR	502	40,000	40,039	—	(39)
South Korean Won,
Expiring 05/09/18	BNP Paribas	KRW	55,020	51,000	51,526	—	(526)
Expiring 05/09/18	BNP Paribas	KRW	29,753	28,000	27,864	136	—
Expiring 05/09/18	BNP Paribas	KRW	26,018	24,000	24,366	—	(366)
Expiring 05/09/18	Citigroup Global Markets	KRW	41,794	39,000	39,140	—	(140)
Swedish Krona,
Expiring 07/24/18	Bank of America	SEK	1,619	194,354	186,204	8,150	—
Swiss Franc,
Expiring 07/24/18	Bank of America	CHF	641	660,624	651,534	9,090	—
Expiring 07/24/18	JPMorgan Chase	CHF	12	12,001	11,878	123	—
Expiring 07/24/18	Toronto Dominion	CHF	47	49,033	47,864	1,169	—
Thai Baht,
Expiring 05/11/18	Citigroup Global Markets	THB	2,213	71,000	70,152	848	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,258	40,000	39,880	120	—
Expiring 05/11/18	Citigroup Global Markets	THB	1,194	38,000	37,843	157	—
Expiring 05/11/18	Citigroup Global Markets	THB	724	23,000	22,954	46	—
Expiring 05/11/18	Citigroup Global Markets	THB	596	19,000	18,901	99	—
Expiring 05/11/18	Citigroup Global Markets	THB	471	15,000	14,941	59	—
Turkish Lira,
Expiring 06/12/18	Barclays Capital Group	TRY	149	37,568	36,155	1,413	—
Expiring 06/12/18	UBS AG	TRY	253	62,595	61,314	1,281	—
Expiring 06/12/18	UBS AG	TRY	247	62,535	59,870	2,665	—
Expiring 06/12/18	UBS AG	TRY	201	50,218	48,842	1,376	—
Expiring 06/12/18	UBS AG	TRY	150	37,624	36,395	1,229	—

				$13,802,864	$13,638,596	$169,165	$(4,897)

						$181,805	$(94,111)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Cross currency exchange contracts outstanding at April 30, 2018:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC cross currency exchange contracts:
07/12/2018	Buy	CAD	80	JPY	6,691	$747	$—	Barclays Capital Group
07/24/2018	Buy	CHF	242	EUR	202	124	—	Citigroup Global Markets

						$871	$—

Credit default swap agreements outstanding at April 30, 2018:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2018(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	1.305%	$(158)	$(209)	$51	Citigroup Global Markets
Russian Federation	12/20/22	1.000%(Q)	50	1.223%	(419)	(125)	(294)	Citigroup Global Markets
Russian Federation	06/20/23	1.000%(Q)	100	1.318%	(1,371)	(1,665)	294	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	50	1.318%	(686)	(980)	294	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	150	1.318%	(2,057)	(2,987)	930	Morgan Stanley
State Bank of India	06/20/18	1.000%(Q)	100	0.148%	237	121	116	Morgan Stanley

					$(4,454)	$(5,845)	$1,391

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		280	$(128)	$(460)	$(332)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	210	(914)	(2,496)	(1,582)

					$(1,042)	$(2,956)	$(1,914)

See Notes to Financial Statements.

28

Credit default swap agreements outstanding at April 30, 2018 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at April 30, 2018(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.28.V2	12/20/22	1.000%(Q)		970	$(11,218)	$(8,489)	$2,729
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		215	13,094	16,124	3,030
iTraxx.EUR.29.V1	06/20/23	1.000%(Q)	EUR	125	3,062	3,680	618
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	95	13,837	13,738	(99)
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	150	19,182	20,375	1,193

					$37,957	$45,428	$7,471

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	$1,348	$(1,136)	$2,484	JPMorgan Chase

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Credit default swap agreements outstanding at April 30, 2018 (continued):

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at April 30, 2018:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	450	03/07/23	2.600%(S)	6 Month BBSW(1)(S)	$30	$(479)	$(509)
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	—	(4,855)	(4,855)
BRL	3,065	01/04/21	9.175%(T)	1 Day BROIS(2)(T)	—	37,873	37,873
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	6,702	6,702
CAD	5,350	01/09/20	1.716%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(14,644)	(31,081)	(16,437)
CAD	1,260	05/08/22	1.367%(S)	3 Month Canadian Bankers Acceptance(1)(S)	27,453	42,434	14,981
CAD	850	03/22/23	2.480%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1,074)	(333)	741
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Bankers Acceptance(2)(S)	—	(374)	(374)
CAD	50	05/30/47	2.240%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(1,614)	(4,107)	(2,493)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Bankers Acceptance(1)(S)	—	728	728
CHF	610	02/23/23	0.040%(A)	6 Month CHF LIBOR(2)(S)	2,837	1,835	(1,002)
CHF	40	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	—	(334)	(334)
CHF	20	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	(209)	(209)
CZK	11,200	04/24/20	1.198%(A)	3 Month PRIBOR(1)(Q)	(88)	(507)	(419)
EUR	915	05/11/20	(0.054%)(A)	6 Month EURIBOR(2)(S)	1,838	1,923	85
EUR	270	11/23/22	0.197%(A)	6 Month EURIBOR(1)(S)	(299)	1,726	2,025
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	1,724	(4,198)
EUR	150	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,252	1,252
EUR	150	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,214)	(1,214)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(36)	(36)
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	21	21
GBP	220	12/07/27	1.364%(A)	1 Day SONIA(1)(A)	(534)	(3,437)	(2,903)
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	15,273	(6,753)	(22,026)
GBP	420	05/08/37	1.450%(S)	6 Month GBP LIBOR(2)(S)	(3,902)	(20,279)	(16,377)
GBP	290	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	6,890	23,444	16,554
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	6,467	(3,270)

See Notes to Financial Statements.

30

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (cont’d.):
JPY	73,000	11/24/22	0.096%(S)	6 Month JPY LIBOR(1)(S)	$(93)	$421	$514
JPY	11,500	01/04/23	0.115%(S)	6 Month JPY LIBOR(2)(S)	—	26	26
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	44	44
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	1,185	1,185
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	8,510	8,510
JPY	4,500	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	526	526
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	1,690	1,690
MXN	7,650	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	(2)	2,413	2,415
NOK	13,600	11/23/22	1.373%(A)	6 Month NIBOR(2)(S)	(10,115)	(31,518)	(21,403)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	(1,609)	(7,359)
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	(9,975)	9,551
SEK	5,500	02/23/23	0.575%(A)	3 Month STIBOR(1)(Q)	(989)	(3,398)	(2,409)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	2,626	(1,452)
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	(536)	(185)
	20,000	01/30/19	2.135%(T)	1 Day USOIS(1)(T)	—	2,642	2,642
	2,000	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	1,896	1,896
	6,100	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	47,587	73,626	26,039
	2,970	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	8,801	20,985	12,184
	2,120	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	10,972	10,972
	2,750	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	31	9,976	9,945
	650	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	270	270
	915	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	4,445	4,445
	5,715	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(3,459)	(3,459)
	670	03/15/23	2.786%(S)	3 Month LIBOR(1)(Q)	733	2,771	2,038
	265	03/26/23	2.791%(S)	3 Month LIBOR(2)(Q)	(32)	(1,188)	(1,156)
	1,595	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,002	56,662	45,660
	200	02/14/25	—(3)	—(3)	—	(20)	(20)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	3,466	3,466
	600	02/28/25	3.020%(S)	1 Day USOIS(1)(Q)	—	(2,731)	(2,731)
	285	03/26/28	2.884%(S)	3 Month LIBOR(1)(Q)	65	1,858	1,793
	100	03/26/33	2.942%(S)	3 Month LIBOR(2)(Q)	(32)	(781)	(749)
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	9,404	9,404
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	14,492	11,024

					$98,200	$227,822	$129,622

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Interest rate swap agreements outstanding at April 30, 2018 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
AED	1,500	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$976	$—	$976	BNP Paribas
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	2,542	—	2,542	JPMorgan Chase
COP	485,000	12/20/27	5.970%(Q)	1 Day COOIS(2)(Q)	1,993	—	1,993	JPMorgan Chase
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	731	—	731	BNP Paribas
SAR	1,500	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(804)	—	(804)	BNP Paribas
SAR	640	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	1,111	—	1,111	BNP Paribas

					$6,549	$—	$6,549

A security with a market value of $606,632 has been segregated with JPMorgan to cover requirements for open centrally cleared swap contracts at April 30, 2018.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 38.25 bps quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$121	$(7,102)	$11,522	$(1,098)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

32

The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$29,887	$—
Collateralized Loan Obligations	—	4,100,527	250,000
Consumer Loans	—	249,021	—
Residential Mortgage-Backed Securities	—	—	70,044
Commercial Mortgage-Backed Securities	—	2,417,862	—
Corporate Bonds
Brazil	—	131,665	—
Canada	—	253,230	—
China	—	122,151	—
France	—	130,199	—
Germany	—	505,692	—
Italy	—	379,467	—
Mexico	—	279,801	—
Netherlands	—	152,431	—
Russia	—	141,457	—
Spain	—	127,420	—
Supranational Bank	—	256,628	—
Switzerland	—	199,005	—
United Kingdom	—	592,005	—
United States	—	2,632,072	—
Residential Mortgage-Backed Securities	—	240,608	167,000
Sovereign Bonds
Argentina	—	363,738	—
Austria	—	155,066	—
Brazil	—	199,000	—
Bulgaria	—	130,239	—
Canada	—	120,780	—
Chile	—	124,322	—
Colombia	—	276,781	—
Croatia	—	217,955	—
Cyprus	—	447,768	—
Dominican Republic	—	102,250	—
France	—	373,822	—
Germany	—	90,590	—
Greece	—	515,934	—
Hungary	—	176,293	—
Indonesia	—	199,567	—
Israel	—	123,127	—
Italy	—	1,485,763	—

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Malaysia	$—	$114,758	$—
Mexico	—	497,715	—
New Zealand	—	148,913	—
Panama	—	196,500	—
Peru	—	132,389	—
Poland	—	212,208	—
Portugal	—	632,863	—
Romania	—	128,126	—
Saudi Arabia	—	190,784	—
Senegal	—	119,707	—
Spain	—	1,518,933	—
Sweden	—	334,029	—
Turkey	—	129,479	—
United Arab Emirates	—	191,212	—
Uruguay	—	100,750	—
U.S. Government Agency Obligation	—	172,592	—
U.S. Treasury Obligation	—	774,623	—
Affiliated Mutual Fund	1,187,481	—	—
Options Purchased	—	2,222	—
Options Written	—	(4,211)	(1,398)
Other Financial Instruments*
Futures Contracts	12,465	—	—
OTC Forward Foreign Currency Exchange Contracts	—	87,694	—
OTC Cross Currency Exchange Contracts	—	871	—
Centrally Cleared Credit Default Swap Agreements	—	5,557	—
OTC Credit Default Swap Agreements	—	(3,106)	—
Centrally Cleared Interest Rate Swap Agreements	—	129,622	—
OTC Interest Rate Swap Agreements	—	6,549	—

Total	$1,199,946	$23,864,902	$485,646

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

34

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Residential Mortgage-Backed Securities	Options Written
Balance as of 10/31/2017
Realized gain (loss)	$—	$—	$—
Change in unrealized appreciation (depreciation)	—	—	—
Purchases/Exchanges/Issuances	320,044	167,000	—
Sales/Paydowns	—	—	(1,398)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 04/30/2018	320,044	167,000	(1,398)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	$250,000	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities—Residential Mortgage-Backed Securities	70,044	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	167,000	Market Approach	Single Broker Indicative Quote
Options Written	(1,398)	Market Approach	Single Broker Indicative Quote

	$485,646

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2018 were as follows:

Sovereign Bonds	38.9%
Collateralized Loan Obligations	17.4
Commercial Mortgage-Backed Securities	9.7
Affiliated Mutual Fund	4.7
Banks	4.7
U.S. Treasury Obligation	3.1
Oil & Gas	2.8%
Electric	2.7
Auto Manufacturers	1.6
Residential Mortgage-Backed Securities	1.9
Insurance	1.5
Media	1.4

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

Industry (cont’d.)
Pipelines	1.3%
Multi-National	1.0
Consumer Loans	1.0
Commercial Services	0.9
Pharmaceuticals	0.9
Biotechnology	0.8
U.S. Government Agency Obligation	0.7
Entertainment	0.6
Healthcare-Products	0.5
Packaging & Containers	0.5
Apparel	0.4
Software	0.4
Automobiles	0.1

Housewares	0.4%
Foods	0.3
Retail	0.3
Transportation	0.3
Healthcare-Services	0.2
Miscellaneous Manufacturing	0.1
Options Purchased	0.0 *

101.1
Options Written	(0.0)*
Liabilities in excess of other assets	(1.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2018 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps	$7,570	*	Due from/to broker—variation margin swaps	$2,013	*
Credit contracts	Premiums paid for OTC swap agreements	121		Premiums received for OTC swap agreements	7,102
Credit contracts	Unaffiliated investments	2,222		Options written outstanding, at value	4,211
Credit contracts	Unrealized appreciation on OTC swap agreements	4,169		Unrealized depreciation on OTC swap agreements	294
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	871		—	—

See Notes to Financial Statements.

36

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$181,805		Unrealized depreciation on OTC forward foreign currency exchange contracts	$94,111
Interest rate contracts	Due from/to broker-variation margin futures	46,789	*	Due from/to broker-variation margin futures	34,324	*
Interest rate contracts	Due from/to broker-variation margin swaps	247,201	*	Due from/to broker-variation margin swaps	117,579	*
Interest rate contracts	—	—		Options written outstanding, at value	1,398
Interest rate contracts	Unrealized appreciation on OTC swap agreements	7,353		Unrealized depreciation on OTC swap agreements	804

Total		$498,101			$261,836

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2018 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$785	$1,931	$—	$—	$7,779
Foreign exchange contracts	—	—	—	(280,072)	—
Interest rate contracts	(449)	401	(57,923)	—	2,104

Total	$336	$2,332	$(57,923)	$(280,072)	$9,883

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Contracts	Swaps
Credit contracts	$158	$(14)	$—	$—	$9,432
Foreign exchange contracts	—	—	—	88,565	—
Interest rate contracts	—	(1,027)	12,465	—	136,171

Total	$158	$(1,041)	$12,465	$88,565	$145,603

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2018

For the period ended April 30, 2018, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(4)	Futures Contracts— Short Positions(4)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$1,245	$470,039	$12,214,558	$9,264,411	$5,777,908	$14,513,473

Cross Currency Exchange Contracts(2)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)
$347,453	$266,798	$1,857,477	$390,459	$59,168,742

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America	$22,994	$(7,802)	$15,192	$—	$15,192
Barclays Capital Group	14,953	(19,295)	(4,342)	—	(4,342)
BNP Paribas	3,430	(2,676)	754	—	754
Citigroup Global Markets	124,753	(19,342)	105,411	—	105,411
Deutsche Bank AG	2,601	(11,160)	(8,559)	—	(8,559)

See Notes to Financial Statements.

38

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Goldman Sachs & Co.	$1,555	$(1,980)	$(425)	$—	$(425)
JPMorgan Chase	8,702	(3,523)	5,179	—	5,179
Morgan Stanley	3,770	(30,538)	(26,768)	—	(26,768)
Toronto Dominion	1,169	(1,443)	(274)	—	(274)
UBS AG	12,614	(10,161)	2,453	—	2,453

	$196,541	$(107,920)	$88,621	$—	$88,621

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	39

Statement of Assets & Liabilities (unaudited)

as of April 30, 2018

Assets
Investments at value:
Unaffiliated investments (cost $24,329,092)	$24,128,970
Affiliated investments (cost $1,187,481)	1,187,481
Cash	30,645
Foreign currency, at value (cost $72,508)	71,847
Interest receivable	196,829
Unrealized appreciation on OTC forward foreign currency exchange contracts	181,805
Due from broker—variation margin futures	21,939
Due from Manager	12,795
Unrealized appreciation on OTC swap agreements	11,522
Receivable for investments sold	10,817
Due from broker—variation margin swaps	9,505
Receivable for Fund shares sold	5,240
Unrealized appreciation on OTC cross currency exchange contracts	871
Premium paid for OTC swap agreements	121
Prepaid expenses	54,336

Total assets	25,924,723

Liabilities
Payable for investments purchased	756,346
Unrealized depreciation on OTC forward foreign currency exchange contracts	94,111
Accrued expenses and other liabilities	18,722
Premium received for OTC swap agreements	7,102
Options written outstanding, at value (premiums received $4,568)	5,609
Payable for Fund shares reacquired	5,240
Unrealized depreciation on OTC swap agreements	1,098
Deposit due to broker—futures	551
Affiliated transfer agent fee payable	40
Distribution fee payable	17

Total liabilities	888,836

Net Assets	$25,035,887

Net assets were comprised of:
Common Stock, at par	$25,530
Paid-in capital in excess of par	25,499,940

25,525,470
Distributions in excess of net investment income	(112,584)
Accumulated net realized loss on investment and foreign currency transactions	(420,876)
Net unrealized appreciation on investments and foreign currencies	43,877

Net assets, April 30, 2018	$25,035,887

See Notes to Financial Statements.

40

Class A
Net asset value, offering price and redemption price per share, ($44,006 ÷ 4,488 shares of common stock issued and outstanding)	$9.81
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.27

Class C
Net asset value, offering price and redemption price per share,
($9,882 ÷ 1,008 shares of common stock issued and outstanding)	$9.81

Class Z
Net asset value, offering price and redemption price per share,
($166,973 ÷ 17,027 shares of common stock issued and outstanding)	$9.81

Class R6
Net asset value, offering price and redemption price per share,
($24,815,026 ÷ 2,530,454 shares of common stock issued and outstanding)	$9.81

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	41

Statement of Operations (unaudited)

Period* Ended April 30, 2018

Net Investment Income (Loss)
Income
Interest income	$217,988
Affiliated dividend income	16,101
Unaffiliated dividend income	1,395

Total income	235,484

Expenses
Management fee	47,618
Distribution fee(a)	78
Custodian and accounting fees	37,608
Registration fees(a)	29,640
Audit fee	16,419
Legal fees and expenses	10,973
Shareholders’ reports	7,150
Directors’ fees	4,328
Transfer agent’s fees and expenses (including affiliated expense of $117)(a)	2,030
Miscellaneous	6,592

Total expenses	162,436
Less: Fee waiver and/or expense reimbursement(a)	(107,081)

Net expenses	55,355

Net investment income (loss)	180,129

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(196,187)
Futures transactions	(57,923)
Forward and cross currency contracts	(280,072)
Options written transactions	2,332
Swap agreements transactions	9,883
Foreign currency transactions	101,091

(420,876)

Net change in unrealized appreciation (depreciation) on:
Investments	(200,122)
Futures	12,465
Options written	(1,041)
Swap agreements	145,603
Forward and cross currency contracts	88,565
Foreign currencies	(1,593)

43,877

Net gain (loss) on investment and foreign currency transactions	(376,999)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(196,870)

*	Commencement of operations.

See Notes to Financial Statements.

42

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	40	38	—	—
Transfer agent’s fees and expenses	662	662	662	44
Registration fees	7,410	7,410	7,410	7,410
Fee waiver and/or expense reimbursement	(8,190)	(8,099)	(8,510)	(82,282)

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	43

Statements of Changes in Net Assets (unaudited)

December 12, 2017* through April 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$180,129
Net realized gain (loss) on investment and foreign currency transactions	(420,876)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,877

Net increase (decrease) in net assets resulting from operations	(196,870)

Dividends from net investment income
Class A	(454)
Class C	(77)
Class Z	(1,827)
Class R6	(290,355)

(292,713)

Fund share transactions
Net proceeds from shares sold	25,232,752
Net asset value of shares issued in reinvestment of dividends and distributions	292,718

Net increase (decrease) in net assets from share transactions	25,525,470

Total increase (decrease)	25,035,887

Net Assets:
Beginning of period	—

End of period(a)	$25,035,887

(a) Includes undistributed/(distributions in excess of) net investment income of:	$(112,584)

*	Commencement of operations.

See Notes to Financial Statements.

44

Notes to Financial Statements (unaudited)

Prudential Global Total Return Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and currently consists of two funds: PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund, each of which are non-diversified funds for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Global Total Return (USD Hedged) Fund (the “Fund”). The Fund commenced operations on December 12, 2017. Effective June 11, 2018, the Funds’ name was changed by replacing “Prudential” with “PGIM” in each Fund’s name and Class Q shares were renamed Class R6 shares.

The investment objective of the Fund is to seek total return, through a combination of current income and capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

PGIM Global Total Return (USD Hedged) Fund	45

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days.

During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party

46

vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most

PGIM Global Total Return (USD Hedged) Fund	47

Notes to Financial Statements (unaudited) (continued)

advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Board of the Company. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

48

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

PGIM Global Total Return (USD Hedged) Fund	49

Notes to Financial Statements (unaudited) (continued)

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps

50

pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

PGIM Global Total Return (USD Hedged) Fund	51

Notes to Financial Statements (unaudited) (continued)

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange

52

contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2018, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

PGIM Global Total Return (USD Hedged) Fund	53

Notes to Financial Statements (unaudited) (continued)

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund declares daily dividends from net investment income and payment is made monthly. Distributions of net realized capital and currency gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

54

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by, the Fund’s custodian (the Custodian), and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $2 billion and 0.485% of such assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements, was 0.50% for the period ended April 30, 2018.

PGIM Investments has contractually agreed, through February 28, 2019, to limit total annual Fund operating expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at

PGIM Global Total Return (USD Hedged) Fund	55

Notes to Financial Statements (unaudited) (continued)

the time of the recoupment for that fiscal year. The waiver and/or expense reimbursements exceeded the effective management fee rate for the period ended April 30, 2018.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received $688 in front-end sales charges resulting from sales of Class A shares, during the period ended April 30, 2018. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended April 30, 2018 it has not received any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliated of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended April 30, 2018 no such transactions were entered into by the Fund.

56

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended April 30, 2018, were $37,388,831 and $13,207,448, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the period ended April 30, 2018, is presented as follows:

Affiliated Mutual Fund*	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income
PGIM Core Ultra Short Bond Fund	$—	$30,299,322	$29,111,841	$—	$—	$1,187,481	1,187,481	$16,101

*	The Fund did not have any capital gain distributions during the reporting period.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2018 were as follows:

Tax Basis	$25,506,617

Gross Unrealized Appreciation	202,837
Gross Unrealized Depreciation	(158,960)

Net Unrealized Appreciation	$43,877

Management has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial

PGIM Global Total Return (USD Hedged) Fund	57

Notes to Financial Statements (unaudited) (continued)

sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.5 billion shares of common stock, at $0.01 par value per share, authorized and divided into four classes, designated Class A, Class C, Class Z and Class R6, each of which consists of 200 million, 300 million, 600 million and 400 million authorized shares, respectively.

As of April 30, 2018, Prudential, through its affiliate entities, owned 1,011 Class A shares, 1,008 Class C shares, 1,012 Class Z shares and 2,530,454 Class R6 shares of the Fund. At reporting period end, one shareholders of record held 99% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period* ended April 30, 2018:
Shares sold	4,441	$44,312
Shares issued in reinvestment of dividends and distributions	47	459

Net increase (decrease) in shares outstanding	4,488	$44,771

Class C
Period* ended April 30, 2018:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	8	77

Net increase (decrease) in shares outstanding	1,008	$10,077

Class Z
Period* ended April 30, 2018:
Shares sold	16,842	$168,445
Shares issued in reinvestment of dividends and distributions	185	1,827

Net increase (decrease) in shares outstanding	17,027	$170,272

Class R6
Period* ended April 30, 2018:
Shares sold	2,501,000	$25,009,995
Shares issued in reinvestment of dividends and distributions	29,454	290,355

Net increase (decrease) in shares outstanding	2,530,454	$25,300,350

*	Commencement of operations was December 12, 2017.

58

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 5, 2017 through October 4, 2018. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2018.

PGIM Global Total Return (USD Hedged) Fund	59

Financial Highlights

Class A Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gain (loss) on investment transactions	(0.14)
Total from investment operations	(0.08)
Less Dividends and Distributions
Dividends from investment income	(0.11)
Net asset value, end of period	$9.81
Total Return(c):	(0.85)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44
Average net assets (000)	$42
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.88%	(e)
Expenses before waivers and/or expense reimbursement	51.96%	(e)
Net investment income (loss)	1.61%	(e)
Portfolio turnover rate(g)	56%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class C Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gain (loss) on investment transactions	(0.14)
Total from investment operations	(0.11)
Less Dividends and Distributions
Dividends from investment income	(0.08)
Net asset value, end of period	$9.81
Total Return(c):	(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.63%	(e)
Expenses before waivers and/or expense reimbursement	214.90%	(e)
Net investment income (loss)	0.82%	(e)
Portfolio turnover rate(g)	56%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	61

Financial Highlights (continued)

Class Z Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.15)
Total from investment operations	(0.08)
Less Dividends and Distributions
Dividends from investment income	(0.11)
Net asset value, end of period	$9.81
Total Return(c):	(0.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$167
Average net assets (000)	$153
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63%	(e)
Expenses before waivers and/or expense reimbursement	15.15%	(e)
Net investment income (loss)	1.89%	(e)
Portfolio turnover rate(g)	56%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class R6 Shares
	December 12, 2017(a) through April 30, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.07
Net realized and unrealized gain (loss) on investment transactions	(0.14)
Total from investment operations	(0.07)
Less Dividends and Distributions
Total dividends and distributions	(0.12)
Net asset value, end of period	$9.81
Total Return(c):	(0.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,815
Average net assets (000)	$24,625
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.58%	(e)
Expenses before waivers and/or expense reimbursement	1.45%	(e)
Net investment income (loss)	1.89%	(e)
Portfolio turnover rate(g)	56%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Global Total Return (USD Hedged) Fund	63

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Vice President and Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Global Total Return (USD Hedged) Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	PHEAX	PHECX	PHEZX	PHEQX
CUSIP	74439A707	74439A806	74439A871	74439A889

*Formerly known as Class Q shares.

MF238E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2018

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2018